UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2011

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Consumer Discretionary - 18.6%
Auto Components - 1.5%
Lear Corp. (a)	152,900	$13,420,033
TRW Automotive Holdings Corp. (a)	382,500	18,164,925

		31,584,958

Automobiles - 1.0%
Ford Motor Co. (a)	1,010,000	16,099,400
General Motors Co. (a)	163,600	5,595,120

		21,694,520

Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd. (a)	297,400	11,970,350

Household Durables - 2.3%
DR Horton, Inc.	428,400	4,301,136
Fortune Brands, Inc.	231,600	13,685,244
Garmin Ltd.	525,700	15,224,272
NVR, Inc. (a)	24,000	14,879,520
Pulte Group, Inc. (a)	84,900	531,474

		48,621,646

Media - 8.4%
Cablevision Systems Corp.	735,700	23,299,619
Comcast Corp.-Class A	1,669,000	33,380,000
DIRECTV (a)	504,000	20,931,120
Gannett Co., Inc.	874,400	11,463,384
Interpublic Group of Cos., Inc. (The) (a)	1,103,400	11,751,210
News Corp.-Class A	1,998,600	27,260,904
Time Warner Cable, Inc.-Class A	495,800	30,511,532
Time Warner, Inc.	658,900	19,430,961
Viacom, Inc.-Class B	59,150	2,237,645

		180,266,375

Multiline Retail - 1.3%
Kohl’s Corp. (a)	348,700	19,673,654
Macy’s, Inc.	361,500	9,283,320

		28,956,974

Specialty Retail - 3.6%
Foot Locker, Inc.	783,900	14,792,193
Gap, Inc. (The)	1,141,700	24,386,712
Office Depot, Inc. (a)	1,962,100	8,535,135
Ross Stores, Inc.	306,700	19,898,696
TJX Cos., Inc.	223,700	10,202,957

		77,815,693

		400,910,516

Financials - 16.6%
Capital Markets - 2.0%
Goldman Sachs Group, Inc. (The)	135,500	21,156,970
Morgan Stanley	927,500	22,686,650

		43,843,620

Commercial Banks - 5.5%
BB&T Corp.	631,200	14,643,840
Comerica, Inc.	325,300	11,870,197
Fifth Third Bancorp	1,587,200	18,967,040
US Bancorp	36,600	870,348
Wells Fargo & Co.	2,622,600	71,360,946

		117,712,371

Consumer Finance - 0.8%
Capital One Financial Corp.	434,700	16,183,881

Diversified Financial Services - 4.6%
Bank of America Corp.	770,900	8,441,355
Citigroup, Inc. (a)	3,631,500	15,252,300
JPMorgan Chase & Co.	2,000,700	74,786,166

		98,479,821

Insurance - 3.7%
ACE Ltd.	139,700	8,175,244
Allstate Corp. (The)	381,400	11,102,554
Berkshire Hathaway, Inc. (a)	250,300	19,943,904
Chubb Corp.	116,800	6,658,768
Travelers Cos., Inc. (The)	499,500	26,968,005
XL Group PLC	343,200	6,747,312

		79,595,787

		355,815,480

Energy - 12.2%
Energy Equipment & Services - 1.2%
Ensco PLC (Sponsored ADR)	470,100	22,282,740
Rowan Cos., Inc. (a)	108,435	3,269,315

		25,552,055

Oil, Gas & Consumable Fuels - 11.0%
Chevron Corp.	272,600	22,072,422
ConocoPhillips	607,200	36,535,224
Devon Energy Corp.	400,100	28,235,057
Forest Oil Corp. (a)	519,300	17,770,446
Hess Corp.	438,200	30,695,910
Marathon Oil Corp.	803,700	26,899,839
Newfield Exploration Co. (a)	341,300	22,809,079
Nexen, Inc. (New York)	1,013,600	21,204,512
Occidental Petroleum Corp.	206,500	18,207,105
Southern Union Co.	478,800	11,304,468

		235,734,062

		261,286,117

Health Care - 11.8%
Biotechnology - 1.8%
Amgen, Inc. (a)	344,100	18,130,629
Gilead Sciences, Inc. (a)	565,800	20,651,700

		38,782,329

Health Care Providers & Services - 1.1%
Health Net, Inc. (a)	305,800	8,256,600

UnitedHealth Group, Inc.	406,400	14,841,728

		23,098,328

Pharmaceuticals - 8.9%
AstraZeneca PLC (Sponsored ADR)	566,100	26,567,073
Johnson & Johnson	1,175,500	72,352,025
Merck & Co., Inc.	711,400	24,521,958
Pfizer, Inc.	4,153,500	67,660,515

		191,101,571

		252,982,228

Consumer Staples - 9.6%
Beverages - 0.7%
Constellation Brands, Inc.-Class A (a)	732,900	15,105,069

Food & Staples Retailing - 1.4%
Kroger Co. (The)	387,800	9,132,690
Safeway, Inc.	905,800	20,824,342

		29,957,032

Food Products - 3.7%
Archer-Daniels-Midland Co.	545,300	15,808,247
Bunge Ltd.	335,600	20,411,192
ConAgra Foods, Inc.	346,500	7,442,820
Sara Lee Corp.	1,188,000	17,820,000
Smithfield Foods, Inc. (a)	1,052,500	18,534,525

		80,016,784

Household Products - 2.6%
Kimberly-Clark Corp.	303,400	18,777,426
Procter & Gamble Co. (The)	622,700	38,028,289

		56,805,715

Tobacco - 1.2%
Altria Group, Inc.	1,033,351	24,800,424

		206,685,024

Industrials - 8.6%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	455,300	28,082,904
Raytheon Co.	255,600	11,821,500

		39,904,404

Airlines - 1.0%
Delta Air Lines, Inc. (a)	1,654,500	22,633,560

Electrical Equipment - 0.2%
Cooper Industries PLC	80,100	4,365,450

Industrial Conglomerates - 1.6%
General Electric Co.	2,245,500	35,546,265

Machinery - 3.9%
Eaton Corp.	213,200	20,552,480
Ingersoll-Rand PLC	523,700	21,471,700
Parker Hannifin Corp.	276,000	22,143,480
SPX Corp.	104,800	6,883,264

Terex Corp. (a)	490,700	11,914,196

		82,965,120

		185,414,799

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 4.6%
AT&T, Inc.	2,200,300	61,146,337
CenturyLink, Inc.	394,100	16,942,359
Verizon Communications, Inc.	676,900	21,667,569

		99,756,265

Wireless Telecommunication Services - 1.0%
Sprint Nextel Corp. (a)	126,200	477,036
Vodafone Group PLC (Sponsored ADR)	818,200	20,504,092

		20,981,128

		120,737,393

Information Technology - 5.2%
Communications Equipment - 0.3%
Motorola, Inc. (a)	820,600	6,285,796

Computers & Peripherals - 2.5%
Dell, Inc. (a)	2,425,700	32,067,754
Hewlett-Packard Co.	538,100	22,562,533

		54,630,287

Electronic Equipment, Instruments & Components - 0.8%
Tyco Electronics Ltd.	575,400	17,503,668

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	580,600	12,262,272

Software - 1.0%
Microsoft Corp.	860,600	21,695,726

		112,377,749

Utilities - 5.2%
Electric Utilities - 1.3%
Edison International	420,800	15,544,352
NV Energy, Inc.	865,500	11,848,695

		27,393,047

Gas Utilities - 1.1%
Atmos Energy Corp.	396,300	11,916,741
UGI Corp.	378,917	11,242,467

		23,159,208

Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	565,500	16,037,580

Multi-Utilities - 2.1%
Ameren Corp.	273,500	7,854,920
CenterPoint Energy, Inc.	816,300	12,758,769
CMS Energy Corp.	666,800	11,982,396
NiSource, Inc.	731,600	12,239,668

		44,835,753

		111,425,588

Materials - 3.4%
Chemicals - 1.9%
Agrium, Inc.	198,400	15,917,632
CF Industries Holdings, Inc.	111,800	13,502,086
EI du Pont de Nemours & Co.	241,700	11,357,483

		40,777,201

Metals & Mining - 1.5%
Alcoa, Inc.	727,600	9,546,112
Cliffs Natural Resources, Inc.	156,403	10,688,581
Commercial Metals Co.	423,200	6,504,584
Steel Dynamics, Inc.	288,900	4,605,066

		31,344,343

		72,121,544

Total Common Stocks (cost $1,897,485,647)		2,079,756,438

SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 3.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.17% (b) (cost $72,731,362)	72,731,362	72,731,362

Total Investments - 100.2% (cost $1,970,217,009) (c)		2,152,487,800
Other assets less liabilities - (0.2)%		(3,446,531)

Net Assets - 100.0%		$2,149,041,269

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $256,319,888 and gross unrealized depreciation of investments was $(74,049,097), resulting in net unrealized appreciation of $182,270,791.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,079,756,438	$—	$—	$2,079,756,438
Short-Term Investments	72,731,362	—	—	72,731,362

Total Investments in Securities	2,152,487,800	—	—	2,152,487,800
Other Financial Instruments*	—	—	—	—

Total	$2,152,487,800	$—	$—	$2,152,487,800

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.7%
Information Technology - 26.6%
Communications Equipment - 2.5%
Cisco Systems, Inc. (a)	2,816,600	$53,966,056

Computers & Peripherals - 10.1%
Apple, Inc. (a)	503,985	156,814,933
EMC Corp. (a)	2,703,207	58,091,918
Hewlett-Packard Co.	111,985	4,695,531

		219,602,382

Internet Software & Services - 4.9%
Google, Inc.-Class A (a)	192,950	107,224,245

IT Services - 1.0%
Accenture PLC	528,881	22,911,125

Semiconductors & Semiconductor Equipment - 4.3%
Broadcom Corp.-Class A	906,057	40,310,476
Intel Corp.	825,896	17,442,923
Marvell Technology Group Ltd. (a)	1,150,100	22,185,429
NVIDIA Corp. (a)	1,054,900	14,346,640

		94,285,468

Software - 3.8%
Citrix Systems, Inc. (a)	459,800	30,539,916
Microsoft Corp.	289,400	7,295,774
Oracle Corp.	1,688,300	45,651,632

		83,487,322

		581,476,598

Consumer Discretionary - 17.3%
Auto Components - 2.0%
Johnson Controls, Inc.	1,171,200	42,678,528

Automobiles - 2.0%
Ford Motor Co. (a)	2,467,700	39,335,138
General Motors Co. (a)	122,781	4,199,110

		43,534,248

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	533,200	22,026,492
Starbucks Corp.	1,159,200	35,471,520

		57,498,012

Household Durables - 0.3%
Stanley Black & Decker, Inc.	127,800	7,607,934

Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	156,940	27,527,276
NetFlix, Inc. (a)	36,900	7,597,710

		35,124,986

Media - 3.8%
Comcast Corp.-Class A	729,100	14,582,000
News Corp.-Class A	2,159,400	29,454,216

Walt Disney Co. (The)	1,035,000	37,787,850

		81,824,066

Multiline Retail - 2.8%
Kohl’s Corp. (a)	920,500	51,934,610
Target Corp.	147,600	8,404,344

		60,338,954

Specialty Retail - 2.2%
Limited Brands, Inc.	768,400	25,872,028
Lowe’s Cos., Inc.	985,800	22,377,660

		48,249,688

		376,856,416

Health Care - 12.8%
Biotechnology - 4.6%
Celgene Corp. (a)	566,400	33,632,832
Gilead Sciences, Inc. (a)	1,301,420	47,501,830
Vertex Pharmaceuticals, Inc. (a)	585,700	19,404,241

		100,538,903

Health Care Equipment & Supplies - 4.7%
Alcon, Inc.	604,805	95,105,586
Covidien PLC	177,815	7,480,677

		102,586,263

Health Care Providers & Services - 1.4%
Express Scripts, Inc.-Class A (a)	597,815	31,140,184

Pharmaceuticals - 2.1%
Allergan, Inc.	198,800	13,174,476
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	651,800	32,616,072

		45,790,548

		280,055,898

Industrials - 12.8%
Aerospace & Defense - 2.7%
Goodrich Corp.	384,600	32,987,142
Honeywell International, Inc.	527,300	26,212,083

		59,199,225

Air Freight & Logistics - 2.8%
United Parcel Service, Inc.-Class B	866,770	60,786,580

Electrical Equipment - 2.1%
Cooper Industries PLC	860,700	46,908,150

Machinery - 5.2%
Danaher Corp.	1,166,100	50,433,825
Deere & Co.	462,120	34,520,364
Flowserve Corp.	160,765	16,954,277
Illinois Tool Works, Inc.	229,145	10,914,176

		112,822,642

		279,716,597

Energy - 12.6%
Energy Equipment & Services - 5.9%
Cameron International Corp. (a)	421,600	20,283,176
Schlumberger Ltd.	1,410,795	109,110,886

		129,394,062

Oil, Gas & Consumable Fuels - 6.7%
EOG Resources, Inc.	334,855	29,785,352
Noble Energy, Inc.	539,200	43,810,000
Occidental Petroleum Corp.	332,300	29,298,891
Southwestern Energy Co. (a)	868,600	31,443,320
Suncor Energy, Inc. (New York)	362,900	12,197,069

		146,534,632

		275,928,694

Financials - 12.0%
Capital Markets - 5.4%
Blackstone Group LP	2,275,900	29,131,520
Goldman Sachs Group, Inc. (The)	569,595	88,936,563

		118,068,083

Commercial Banks - 0.3%
Wells Fargo & Co.	216,600	5,893,686

Diversified Financial Services - 6.3%
CME Group, Inc.-Class A	115,075	33,148,505
JPMorgan Chase & Co.	2,794,800	104,469,624

		137,618,129

		261,579,898

Materials - 4.3%
Chemicals - 3.6%
Dow Chemical Co. (The)	1,704,100	53,133,838
Monsanto Co.	322,790	19,341,577
Potash Corp. of Saskatchewan, Inc.	40,100	5,764,375

		78,239,790

Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	146,800	14,873,776

		93,113,566

Consumer Staples - 1.3%
Beverages - 0.5%
PepsiCo, Inc.	154,650	9,995,029

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	263,700	17,828,757

		27,823,786

Total Common Stocks (cost $1,803,274,193)		2,176,551,453

Total Investments - 99.7% (cost $1,803,274,193) (b)	2,176,551,453
Other assets less liabilities - 0.3%	5,562,596

Net Assets - 100.0%	$2,182,114,049

(a)	Non-income producing security.
(b)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $395,611,058 and gross unrealized depreciation of investments was $(22,333,798), resulting in net unrealized appreciation of $373,277,260.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,176,551,453	$—	$—	$2,176,551,453

Total Investments in Securities	2,176,551,453	—	—	2,176,551,453
Other Financial Instruments*	—	—	—	—

Total	$2,176,551,453	$—	$—	$2,176,551,453

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.4%
Equity:Other - 38.2%
Diversified/Specialty - 31.7%
BioMed Realty Trust, Inc.	420,445	$7,412,445
British Land Co. PLC	1,224,977	9,169,652
Canadian Real Estate Investment Trust	118,500	3,586,572
CB Richard Ellis Group, Inc.-Class A (a)	285,400	5,476,826
Cheung Kong Holdings Ltd.	806,000	11,872,549
Coresite Realty Corp. (a)	329,000	4,237,520
Dexus Property Group	9,424,500	7,039,958
Digital Realty Trust, Inc.	230,600	12,111,112
Evergrande Real Estate Group Ltd.	26,862,000	13,287,400
Forest City Enterprises, Inc. (a)	219,123	3,363,538
H&R Real Estate Investment Trust	236,595	4,563,422
Jones Lang LaSalle, Inc.	69,500	5,547,490
Kerry Properties Ltd.	3,289,191	16,466,892
Lend Lease Group	1,746,085	12,657,754
Mitsubishi Estate Co., Ltd.	407,000	6,859,965
Mitsui Fudosan Co., Ltd.	1,636,000	28,914,745
Morguard Real Estate Investment Trust	217,645	3,120,875
New World Development Ltd.	7,269,157	14,308,010
Savills PLC	1,282,159	6,819,839
Sumitomo Realty & Development Co., Ltd.	541,000	11,625,488
Sun Hung Kai Properties Ltd.	3,355,600	54,989,347
Swire Pacific Ltd.	462,500	7,082,699
Telecity Group PLC (a)	1,564,777	11,389,819
Unibail-Rodamco SE	118,468	20,571,362
UOL Group Ltd.	2,322,000	7,946,565
Vornado Realty Trust	121,912	9,945,581
Wereldhave NV	19,900	1,752,873

		302,120,298

Health Care - 4.9%
Chartwell Seniors Housing Real Estate Investment Trust	873,000	6,845,891
Health Care REIT, Inc.	317,700	14,703,156
National Health Investors, Inc.	100,369	4,416,236
Nationwide Health Properties, Inc.	184,975	6,668,349
Ventas, Inc.	280,710	14,392,002

		47,025,634

Triple Net - 1.6%
Entertainment Properties Trust	320,800	14,853,040

		363,998,972

Retail - 21.1%
Regional Mall - 12.4%
BR Malls Participacoes SA	1,102,800	10,869,777
CapitaMall Trust	1,452,420	2,022,727
CBL & Associates Properties, Inc.	287,087	4,736,935
General Growth Properties, Inc.	544,831	8,820,814
Multiplan Empreendimentos Imobiliarios SA	466,505	10,338,965
Simon Property Group, Inc.	418,842	41,255,937
Taubman Centers, Inc.	127,600	6,192,428
Westfield Group	2,886,196	33,557,867

		117,795,450

Shopping Center/Other Retail - 8.7%
Corio NV	171,600	9,880,479

Developers Diversified Realty Corp.	491,900	6,311,077
Eurocommercial Properties N.V.	70,944	2,832,416
Japan Retail Fund Investment Corp.	4,560	7,328,157
Kimco Realty Corp.	587,172	9,782,285
Klepierre	563,641	17,768,727
Link REIT (The)	1,515,000	4,722,707
Primaris Retail Real Estate Investment Trust	258,499	4,819,708
Regency Centers Corp.	951	38,725
RioCan Real Estate Investment Trust (New York) (b)	132,100	2,774,415
RioCan Real Estate Investment Trust (Toronto)	246,226	5,171,334
Tanger Factory Outlet Centers	106,950	5,131,461
Weingarten Realty Investors	272,896	6,467,635

		83,029,126

		200,824,576

Residential - 17.2%
Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc.	83,600	4,504,368

Multi-Family - 13.0%
BRE Properties, Inc.	232,200	10,000,854
Camden Property Trust	324,100	16,551,787
Colonial Properties Trust	280,716	5,052,888
Equity Residential	369,000	18,442,620
Essex Property Trust, Inc.	67,404	7,471,059
Home Properties, Inc.	133,500	7,154,265
KWG Property Holding Ltd.	11,646,500	8,653,712
Mid-America Apartment Communities, Inc.	208,100	12,771,097
Rossi Residencial SA	1,017,200	8,987,857
Stockland	3,322,460	11,673,782
UDR, Inc.	328,300	7,321,090
Wing Tai Holdings Ltd.	7,655,000	9,794,858
Yanlord Land Group Ltd.	128,000	158,855

		124,034,724

Self Storage - 3.1%
Big Yellow Group PLC	1,068,460	5,299,321
Extra Space Storage, Inc.	448,867	7,190,849
Public Storage	174,417	16,848,682

		29,338,852

Student Housing - 0.6%
American Campus Communities, Inc.	199,322	6,266,684

		164,144,628

Office - 10.2%
Office - 10.2%
Allied Properties Real Estate Investment Trust	353,500	7,617,184
Beni Stabili SpA	2,539,100	2,069,849
Boston Properties, Inc.	144,347	12,096,279
Brandywine Realty Trust	134,618	1,488,875
Brookfield Properties Corp.	417,156	6,745,412
Castellum AB	712,744	8,131,052
Cominar Real Estate Investment Trust	214,993	4,576,102
Corporate Office Properties Trust	141,100	4,784,701
Douglas Emmett, Inc.	364,648	6,089,622
Duke Realty Corp.	124,300	1,383,459
Dundee Real Estate Investment Trust	69,600	2,017,725
Great Portland Estates PLC	1,372,800	7,055,609

Hongkong Land Holdings Ltd.	2,220,000	15,049,387
ING Office Fund	13,448,600	7,527,280
Japan Real Estate Investment Corp.	479	4,618,807
Orix JREIT, Inc.	802	4,460,951
Sponda Oyj	339,340	1,505,902

		97,218,196

Lodging - 7.2%
Lodging - 7.2%
DiamondRock Hospitality Co. (a)	734,833	7,737,791
Great Eagle Holdings Ltd.	1,816,000	5,261,949
Hersha Hospitality Trust	774,666	4,748,703
Hyatt Hotels Corp. (a)	170,986	7,157,474
InnVest Real Estate Investment Trust	1,042,800	6,704,476
Intercontinental Hotels Group PLC	391,800	6,958,485
Kosmopolito Hotels International Ltd. (a)	7,951,000	1,986,444
LaSalle Hotel Properties	116,200	2,765,560
Sunstone Hotel Investors, Inc. (a)	1,054,684	10,040,592
Whitbread PLC	393,300	10,345,358
Wyndham Worldwide Corp.	185,900	5,344,625

		69,051,457

Industrials - 4.5%
Industrial Warehouse Distribution - 4.2%
AMB Property Corp.	266,600	7,779,388
Ascendas Real Estate Investment Trust	6,358,000	10,011,470
First Potomac Realty Trust	292,281	4,600,503
Global Logistic Properties Ltd. (a)	3,283,000	5,519,945
ProLogis	924,857	12,032,390

		39,943,696

Mixed Office Industrial - 0.3%
Goodman Group	5,242,400	3,212,696

		43,156,392

Total Common Stocks (cost $748,757,777)		938,394,221

WARRANTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Henderson Land Development, expiring 6/01/11 (a) (cost $0)	368,400	120,980

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.17% (c) (cost $4,099,825)	4,099,825	4,099,825

Total Investments - 98.8% (cost $752,857,602) (d)		942,615,026
Other assets less liabilities - 1.2%		11,607,727

Net Assets - 100.0%		$954,222,753

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
BNP Paribas SA:
Australian Dollar settling 1/18/11	11,739	$10,968,382	$11,186,691	$218,309
Australian Dollar settling 1/18/11	7,001	6,934,490	6,671,609	(262,881)
New Zealand Dollar settling 1/18/11	32,654	24,433,845	24,189,863	(243,982)
Citibank NA:
Canadian Dollar settling 1/18/11	2,000	1,982,062	1,946,453	(35,609)
Credit Suisse London Branch (GFX):
Euro settling 1/18/11	4,472	6,099,450	5,803,920	(295,530)
New Zealand Dollar settling 1/18/11	4,865	3,735,590	3,603,959	(131,631)
Deutsche Bank AG London:
Norwegian Krone settling 1/18/11	146,174	25,019,941	23,477,600	(1,542,341)
Swedish Krona settling 1/18/11	194,511	29,060,119	27,617,360	(1,442,759)
Goldman Sachs International:
Norwegian Krone settling 1/18/11	26,202	4,485,461	4,208,410	(277,051)
Royal Bank of Scotland PLC:
Japanese Yen settling 1/18/11	1,395,983	17,082,932	16,691,836	(391,096)
Swiss Franc settling 1/18/11	10,311	10,286,313	10,282,005	(4,308)
UBS AG:
British Pound settling 1/18/11	2,007	3,201,245	3,120,843	(80,402)
Euro settling 1/18/11	5,014	6,995,984	6,507,348	(488,636)
Westpac Banking Corp.:
Australian Dollar settling 1/18/11	4,774	4,644,434	4,549,388	(95,046)
Australian Dollar settling 1/18/11	6,488	6,329,109	6,182,745	(146,364)
Japanese Yen settling 1/18/11	1,398,614	17,333,821	16,723,295	(610,526)
Sale Contracts:
Bank of America NA:
Japanese Yen settling 1/18/11	323,568	3,876,923	3,868,918	8,005
BNP Paribas SA:
Canadian Dollar settling 1/18/11	53,806	52,946,154	52,365,427	580,727
Deutsche Bank AG London:
British Pound settling 1/18/11	5,943	9,469,695	9,241,243	228,452
Goldman Sachs International:
Norwegian Krone settling 1/18/11	48,904	8,107,830	7,854,670	253,160
HSBC BankUSA:
British Pound settling 1/18/11	1,804	2,803,912	2,805,183	(1,271)
Royal Bank of Scotland PLC:
Canadian Dollar settling 1/18/11	4,060	3,975,170	3,951,300	23,870
State Street Bank and Trust Co.:
British Pound settling 1/18/11	2,873	4,601,857	4,467,456	134,401
UBS AG:
Swiss Franc settling 1/18/11	10,311	10,695,504	10,282,005	413,499

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the market value of this security amounted to $2,774,415 or 0.3% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $200,790,653 and gross unrealized depreciation of investments was $(11,033,229), resulting in net unrealized appreciation of $189,757,424.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN*

43.1%	United States
14.0%	Hong Kong
8.0%	Australia
6.8%	Japan
6.1%	United Kingdom
5.5%	Canada
4.1%	France
3.7%	Singapore
3.2%	Brazil
2.3%	China
1.5%	Netherlands
0.9%	Sweden
0.4%	Other
0.4%	Short-Term
100.0%	Total Investments

*	All data are as of November 30, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Finland and Italy.

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Equity:Other	$121,244,055	$242,754,917	$—	$363,998,972
Retail	122,711,496	78,113,080	—	200,824,576
Residential	128,564,100	35,580,528	—	164,144,628
Office	46,799,359	50,418,837	—	97,218,196
Lodging	46,485,665	22,565,792	—	69,051,457
Industrials	29,932,226	13,224,166	—	43,156,392
Warrants	120,980	—	—	120,980
Short-Term Investments	4,099,825	—	—	4,099,825

Total Investments in Securities	499,957,706	442,657,320	—	942,615,026
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	1,860,423	—	1,860,423
Liabilities
Forward Currency Exchange Contracts	—	(6,049,433)	—	(6,049,433)

Total	$499,957,706	$438,468,310	$—	$938,426,016

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Financials - 20.5%
Capital Markets - 0.5%
Deutsche Bank AG	60,300	$2,855,326
Macquarie Group Ltd.	77,900	2,641,825

		5,497,151

Commercial Banks - 12.6%
Banco do Brasil SA	486,200	9,329,278
Barclays PLC	3,189,800	12,815,757
BNP Paribas	284,565	16,831,910
Danske Bank A/S (a)	272,300	6,754,064
DnB NOR ASA	248,300	3,038,535
Hana Financial Group, Inc.	297,700	9,753,385
KB Financial Group, Inc.	306,062	14,313,790
KBC Groep NV (a)	92,900	3,251,231
National Australia Bank Ltd.	770,300	17,273,865
National Bank of Canada	90,400	5,974,123
Societe Generale	213,770	9,884,293
Sumitomo Mitsui Financial Group, Inc.	382,900	11,758,378
Turkiye Garanti Bankasi AS	920,200	5,114,010
UniCredit SpA	5,615,900	10,855,111

		136,947,730

Consumer Finance - 1.0%
ORIX Corp.	119,630	10,203,626

Insurance - 4.3%
Allianz SE	181,600	19,884,526
Aviva PLC	1,824,600	10,065,535
Muenchener Rueckversicherungs AG (MunichRe)	73,000	10,125,680
Old Mutual PLC	3,527,786	6,501,141

		46,576,882

Real Estate Management & Development - 2.1%
Mitsui Fudosan Co., Ltd.	595,000	10,516,060
New World Development Ltd.	3,805,224	7,489,889
Sumitomo Realty & Development Co., Ltd.	226,000	4,856,489

		22,862,438

		222,087,827

Energy - 12.1%
Oil, Gas & Consumable Fuels - 12.1%
BP PLC	3,490,800	23,301,046
China Petroleum & Chemical Corp.-Class H	3,398,000	3,146,195
ENI SpA	493,300	9,926,032
Gazprom OAO (Sponsored ADR)	580,900	12,814,654
JX Holdings, Inc.	928,000	5,733,422
KazMunaiGas Exploration Production (GDR) (b)	192,600	3,697,920
LUKOIL OAO (London) (Sponsored ADR)	98,750	5,412,487
Nexen, Inc. (Toronto)	520,304	10,882,009
OMV AG	201,100	6,748,649
Penn West Energy Trust	458,942	9,956,299
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	940,586	28,316,683
Suncor Energy, Inc. (Toronto)	327,548	11,001,758

		130,937,154

Consumer Discretionary - 12.1%
Auto Components - 1.3%
GKN PLC	1,223,400	3,578,473
NGK Spark Plug Co., Ltd.	503,000	7,226,111
Sumitomo Rubber Industries Ltd.	272,400	2,762,019

		13,566,603

Automobiles - 3.7%
Nissan Motor Co., Ltd.	1,473,500	13,781,507
Renault SA (a)	210,500	11,024,072
Toyota Motor Corp.	399,500	15,485,759

		40,291,338

Hotels, Restaurants & Leisure - 0.6%
Thomas Cook Group PLC	974,200	2,827,123
TUI Travel PLC	1,205,700	3,953,317

		6,780,440

Household Durables - 2.0%
Sharp Corp.	915,000	8,770,814
Sony Corp.	353,300	12,524,938

		21,295,752

Media - 2.3%
Informa PLC	1,155,300	7,104,180
Lagardere SCA	174,400	6,435,507
Vivendi SA	471,330	11,476,377

		25,016,064

Multiline Retail - 1.2%
Marks & Spencer Group PLC	1,388,000	8,055,905
PPR	31,200	4,956,004

		13,011,909

Specialty Retail - 0.6%
Esprit Holdings Ltd.	1,464,100	7,009,556

Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd.	1,049,000	3,770,568

		130,742,230

Materials - 12.0%
Chemicals - 3.1%
Agrium, Inc. (Toronto)	118,800	9,518,582
Air Water, Inc.	165,000	1,953,841
Arkema SA	101,900	6,075,553
Clariant AG (a)	200,500	3,617,762
DIC Corp.	1,557,000	3,082,829
Incitec Pivot Ltd.	1,123,100	4,014,324
Koninklijke DSM NV	103,775	5,062,262

		33,325,153

Metals & Mining - 8.9%
Dowa Holdings Co., Ltd.	488,000	2,889,392
Eurasian Natural Resources Corp. PLC	216,200	2,954,336
JFE Holdings, Inc.	334,200	10,597,482
Mitsubishi Materials Corp. (a)	1,560,000	4,817,369
Rio Tinto PLC	353,000	22,504,916
Tata Steel Ltd.	379,300	4,834,569

ThyssenKrupp AG	366,000	13,921,989
Vale SA (Sponsored ADR) (Local Preference Shares)	747,900	21,232,881
Xstrata PLC	655,650	13,163,178

		96,916,112

		130,241,265

Industrials - 9.8%
Aerospace & Defense - 1.0%
BAE Systems PLC	2,110,300	10,857,094

Building Products - 1.0%
Asahi Glass Co., Ltd.	980,000	10,896,761

Construction & Engineering - 1.3%
Bouygues SA	364,900	14,550,235

Electrical Equipment - 1.2%
Furukawa Electric Co., Ltd.	1,048,000	4,457,525
Sumitomo Electric Industries Ltd.	645,800	8,431,388

		12,888,913

Industrial Conglomerates - 1.1%
Bidvest Group Ltd.	536,453	11,426,659

Professional Services - 0.4%
Randstad Holding NV (a)	84,234	3,851,581

Road & Rail - 0.7%
East Japan Railway Co.	61,400	3,665,849
Firstgroup PLC	700,200	3,937,300

		7,603,149

Trading Companies & Distributors - 3.1%
ITOCHU Corp.	953,000	8,825,673
Mitsubishi Corp.	548,400	13,844,843
Mitsui & Co., Ltd.	710,200	11,074,769

		33,745,285

		105,819,677

Health Care - 7.2%
Pharmaceuticals - 7.2%
AstraZeneca PLC	482,000	22,530,893
Bayer AG	256,500	18,581,570
Novartis AG	375,110	19,977,095
Sanofi-Aventis SA	283,319	17,174,500

		78,264,058

Telecommunication Services - 7.2%
Diversified Telecommunication Services - 4.3%
France Telecom SA	640,800	12,995,309
Nippon Telegraph & Telephone Corp.	351,000	15,912,122
Telecom Corp. of New Zealand Ltd.	2,460,332	3,945,638
Telecom Italia SpA (ordinary shares)	6,603,400	8,125,853
Telecom Italia SpA (savings shares)	4,931,400	5,154,181

		46,133,103

Wireless Telecommunication Services - 2.9%
KDDI Corp.	1,415	8,073,645

Vodafone Group PLC	9,552,537	23,832,629

		31,906,274

		78,039,377

Consumer Staples - 6.2%
Beverages - 0.4%
Asahi Breweries Ltd.	261,300	5,085,633

Food & Staples Retailing - 2.7%
Aeon Co., Ltd.	685,700	8,352,518
Delhaize Group SA	191,200	13,073,966
Koninklijke Ahold NV	640,300	7,742,131

		29,168,615

Tobacco - 3.1%
British American Tobacco PLC	147,300	5,347,576
Imperial Tobacco Group PLC	492,200	14,452,583
Japan Tobacco, Inc.	3,975	13,515,004

		33,315,163

		67,569,411

Information Technology - 6.1%
Computers & Peripherals - 1.4%
Lite-On Technology Corp.	1,232,000	1,596,201
Pegatron Corp. (a)	550,000	751,943
Toshiba Corp.	2,360,000	12,260,214

		14,608,358

Electronic Equipment, Instruments & Components - 1.2%
AU Optronics Corp. (a)	13,470,790	13,405,659

IT Services - 0.8%
Cap Gemini SA	200,800	8,454,575

Office Electronics - 0.5%
Konica Minolta Holdings, Inc.	527,500	5,425,550

Semiconductors & Semiconductor Equipment - 2.2%
Powertech Technology, Inc.	708,000	2,237,691
Samsung Electronics Co., Ltd.	22,330	15,891,245
Samsung Electronics Co., Ltd. (Preference Shares)	11,500	5,730,243

		23,859,179

		65,753,321

Utilities - 3.8%
Electric Utilities - 3.5%
E.ON AG	572,800	16,397,519
EDF SA	208,700	8,689,583
Tokyo Electric Power Co., Inc. (The)	566,000	13,189,960

		38,277,062

Gas Utilities - 0.3%
Tokyo Gas Co., Ltd.	745,000	3,249,073

		41,526,135

Total Common Stocks (cost $1,041,682,540)		1,050,980,455

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.17% (c) (cost $18,883,009)	18,883,009	18,883,009

Total Investments - 98.7% (cost $1,060,565,549) (d)		1,069,863,464
Other assets less liabilities - 1.3% (e)		13,683,990

Net Assets - 100.0%		$1,083,547,454

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	51	December 2010	$1,839,800	$1,756,301	$(83,499)
Topix Index Futures	50	December 2010	4,873,772	5,126,060	252,288

					$168,789

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America NA:
Swedish Krona settling 2/15/11	234,489	$35,074,265	$33,262,266	$(1,811,999)
Swiss Franc settling 2/15/11	26,145	27,188,777	26,085,162	(1,103,615)
BNP Paribas SA:
Australian Dollar settling 2/15/11	33,195	33,089,772	31,522,378	(1,567,394)
Credit Suisse London Branch (GFX):
Euro settling 2/15/11	4,406	6,021,240	5,717,480	(303,760)
Deutsche Bank AG London:
British Pound settling 2/15/11	15,787	25,253,674	24,544,113	(709,561)
Goldman Sachs International:
British Pound settling 2/15/11	3,801	6,066,890	5,909,430	(157,460)
Norwegian Krone settling 2/15/11	21,807	3,727,887	3,497,707	(230,180)
UBS AG:
Norwegian Krone settling 2/15/11	10,564	1,811,883	1,694,400	(117,483)
Swiss Franc settling 2/15/11	27,494	28,088,062	27,431,075	(656,987)
Westpac Banking Corp.:
Australian Dollar settling 2/15/11	6,779	6,589,222	6,437,421	(151,801)
Australian Dollar settling 2/15/11	15,382	14,962,148	14,606,935	(355,213)
Sale Contracts:
BNP Paribas SA:
Canadian Dollar settling 2/15/11	38,556	38,366,088	37,501,277	864,811
Credit Suisse London Branch (GFX):
Japanese Yen settling 2/15/11	2,683,545	32,667,596	32,100,553	567,043
Japanese Yen settling 2/15/11	309,292	3,814,431	3,699,749	114,682

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 2/15/11	8,061	$8,087,121	$8,042,551	$44,570
Deutsche Bank AG London:
Pound Sterling settling 2/15/11	15,787	25,150,585	24,544,113	606,472
Royal Bank of Scotland PLC:
Canadian Dollar settling 2/15/11	2,880	2,817,673	2,801,216	16,457
Standard Chartered Bank:
Hong Kong Dollar settling 2/15/11	116,916	15,094,651	15,064,869	29,782
UBS AG:
Euro settling 2/15/11	26,569	36,988,299	34,477,468	2,510,831
Japanese Yen settling 2/15/11	1,242,714	14,906,009	14,865,339	40,670

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the market value of this security amounted to $3,697,920 or 0.3% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $102,374,149 and gross unrealized depreciation of investments was $(93,076,234), resulting in net unrealized appreciation of $9,297,915.
(e)	An amount of U.S. $293,571 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN*

25.5%	Japan
18.5%	United Kingdom
12.0%	France
7.6%	Germany
4.4%	Canada
4.3%	South Korea
4.2%	Netherlands
3.2%	Italy
2.9%	Brazil
2.2%	Australia
2.2%	Switzerland
1.7%	Hong Kong
9.5%	Other
1.8%	Short-Term
100.0%	Total investments

*	All data are as of November 30, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Austria, Belgium, China, Denmark, India, Kazakhstan, New Zealand, Norway, Russia, South Africa, Taiwan and Turkey.

AllianceBernstein Pooling Portfolios

International Value Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$15,303,401	$206,784,426	$—	$222,087,827
Energy	35,537,986	95,399,168	—	130,937,154
Consumer Discretionary	—	130,742,230	—	130,742,230
Materials	30,751,463	99,489,802	—	130,241,265
Industrials	—	105,819,677	—	105,819,677
Health Care	—	78,264,058	—	78,264,058
Telecommunication Services	—	78,039,377	—	78,039,377
Consumer Staples	—	67,569,411	—	67,569,411
Information Technology	—	65,753,321	—	65,753,321
Utilities	—	41,526,135	—	41,526,135
Short-Term Investments	18,883,009	—	—	18,883,009

Total Investments in Securities	100,475,859	969,387,605	—	1,069,863,464
Other Financial Instruments* :
Assets
Futures Contracts	252,288	—	—	252,288
Forward Currency Exchange Contracts	—	4,795,318	—	4,795,318
Liabilities
Futures Contracts	(83,499)	—	—	(83,499)
Forward Currency Exchange Contracts	—	(7,165,453)	—	(7,165,453)

Total	$100,644,648	$967,017,470	$—	$1,067,662,118

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 22.1%
Capital Markets - 2.8%
Credit Suisse Group AG	270,495	$10,001,325
GP Investments Ltd. (a)	1,442,500	6,343,433
Man Group PLC	3,506,353	14,435,462

		30,780,220

Commercial Banks - 5.6%
Banco Santander Brasil SA (ADR)	409,300	5,341,365
Banco Santander SA	11,034	105,186
Bank Rakyat Indonesia	5,139,500	5,964,526
HDFC Bank Ltd.	144,800	7,214,321
Itau Unibanco Holding SA (ADR)	678,680	15,833,604
Standard Chartered PLC	965,442	26,006,994

		60,465,996

Diversified Financial Services - 2.0%
BM&F Bovespa SA	777,500	5,917,634
Hong Kong Exchanges and Clearing Ltd.	244,200	5,552,306
IG Group Holdings PLC	1,356,296	10,377,521

		21,847,461

Insurance - 4.0%
Admiral Group PLC	933,553	22,230,382
AIA Group Ltd. (a)	3,534,200	10,195,114
Prudential PLC	1,241,100	10,981,967

		43,407,463

Real Estate Management & Development - 7.3%
CapitaLand Ltd.	7,480,000	20,439,092
CapitaMalls Asia Ltd.	3,345,000	4,987,215
China Overseas Land & Investment Ltd.	4,676,000	8,943,362
Daito Trust Construction Co., Ltd.	100,800	6,227,508
Hang Lung Group Ltd.	787,800	5,050,488
Hang Lung Properties Ltd.	7,322,000	33,854,418

		79,502,083

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp.	316,000	4,722,424

		240,725,647

Consumer Staples - 17.0%
Beverages - 3.4%
Anheuser-Busch InBev NV	565,437	30,912,327
Cia de Bebidas das Americas (Preference Shares)	42,200	5,673,102

		36,585,429

Food & Staples Retailing - 3.6%
Olam International Ltd.	5,622,000	12,973,716
Tesco PLC	4,121,980	26,595,885

		39,569,601

Food Products - 1.3%
Chaoda Modern Agriculture Holdings Ltd.	6,644,000	5,358,849
China Green Holdings Ltd.	8,526,000	8,615,799

		13,974,648

Household Products - 2.3%
Reckitt Benckiser Group PLC	479,386	25,410,064

Tobacco - 6.4%
British American Tobacco PLC	734,460	26,663,820
Imperial Tobacco Group PLC	755,500	22,183,923
Japan Tobacco, Inc.	6,143	20,886,206

		69,733,949

		185,273,691

Materials - 14.9%
Chemicals - 6.5%
Huabao International Holdings Ltd.	3,312,000	5,236,417
Israel Chemicals Ltd.	2,251,300	32,478,965
K&S AG	506,300	33,710,887

		71,426,269

Metals & Mining - 8.4%
Agnico-Eagle Mines Ltd.	187,200	15,108,912
BHP Billiton PLC	493,660	17,541,550
Rio Tinto PLC	334,100	21,299,978
Vale SA (Sponsored ADR)-Class B	529,700	16,780,896
Xstrata PLC	1,027,000	20,618,598

		91,349,934

		162,776,203

Consumer Discretionary - 14.9%
Distributors - 4.1%
Li & Fung Ltd.	7,106,000	44,216,594

Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	302,300	7,013,586

Hotels, Restaurants & Leisure - 0.8%
Ajisen China Holdings Ltd.	1,229,800	2,079,665
Carnival PLC	138,221	5,668,408
Shangri-La Asia Ltd.	470,000	1,178,419

		8,926,492

Media - 0.7%
Jupiter Telecommunications Co., Ltd.	7,558	7,685,511

Specialty Retail - 6.7%
Fast Retailing Co., Ltd.	71,800	11,309,897
Hennes & Mauritz AB-Class B	856,550	28,975,758
Inditex SA	297,500	22,438,880
Yamada Denki Co., Ltd.	158,870	10,093,058

		72,817,593

Textiles, Apparel & Luxury Goods - 2.0%
Cie Financiere Richemont SA	395,100	21,310,593
Ports Design Ltd.	147,416	454,689

		21,765,282

		162,425,058

Industrials - 11.3%
Air Freight & Logistics - 0.7%
Kuehne & Nagel International AG	61,007	7,824,768

Commercial Services & Supplies - 4.0%
Aggreko PLC	448,900	10,235,689
G4S PLC	2,029,922	7,523,999
Serco Group PLC	2,993,800	25,262,570

		43,022,258

Electrical Equipment - 1.1%
Bharat Heavy Electricals Ltd.	118,600	5,707,673
Vestas Wind Systems A/S (a)	230,817	6,579,310

		12,286,983

Machinery - 1.0%
Jain Irrigation Systems Ltd.	2,105,612	10,307,150

Professional Services - 3.4%
Capita Group PLC (The)	3,052,300	30,984,894
Intertek Group PLC	217,790	6,150,907

		37,135,801

Transportation Infrastructure - 1.1%
China Merchants Holdings International Co., Ltd.	3,076,000	12,044,723

		122,621,683

Energy - 8.6%
Energy Equipment & Services - 5.9%
AMEC PLC	1,248,100	21,004,929
Petrofac Ltd.	987,700	21,391,416
Saipem SpA	256,500	10,680,002
Technip SA	150,000	11,606,525

		64,682,872

Oil, Gas & Consumable Fuels - 2.7%
Afren PLC (a)	6,126,400	11,968,265
Petroleo Brasileiro SA (ADR)	517,500	16,787,700

		28,755,965

		93,438,837

Information Technology - 6.1%
Computers & Peripherals - 1.9%
Logitech International SA (a)	1,086,161	20,835,819

Internet Software & Services - 1.6%
Yahoo! Japan Corp.	48,309	17,323,703

Software - 2.6%
Aveva Group PLC	256,960	5,997,986
Nintendo Co., Ltd.	22,200	6,019,077
SAP AG	230,000	10,712,896
Temenos Group AG (a)	160,400	5,358,441

		28,088,400

		66,247,922

Health Care - 4.1%
Pharmaceuticals - 4.1%
Aspen Pharmacare Holdings Ltd. (a)	1,245,054	16,348,632
Novo Nordisk A/S-Class B	56,096	5,566,563
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	449,400	22,487,976

		44,403,171

Total Common Stocks (cost $967,967,920)		1,077,912,212

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.17% (b) (cost $15,542,419)	15,542,419	15,542,419

Total Investments - 100.4% (cost $983,510,339) (c)		1,093,454,631
Other assets less liabilities - (0.4)% (d)		(3,970,844)

Net Assets - 100.0%		$1,089,483,787

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50	213	December 2010	$7,877,358	$7,335,141	$(542,217)
FTSE 100 Index Futures	29	December 2010	2,582,486	2,501,015	(81,471)
Topix Index Futures	25	December 2010	2,621,496	2,563,030	(58,466)

					$(682,154)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Bank of America N.A.:
Japanese Yen settling 3/15/11	1,573,425	$18,864,424	$18,830,981	$(33,443)
BNP Paribas SA:
Australian Dollar settling 12/15/10	69,130	67,984,516	66,154,896	(1,829,620)
Canadian Dollar settling 12/15/10	6,423	6,317,218	6,255,224	(61,994)
Canadian Dollar settling 12/15/10	6,024	5,933,601	5,866,646	(66,955)
Canadian Dollar settling 12/15/10	8,620	8,590,963	8,394,836	(196,127)
Canadian Imperial Bank of Commerce:
Canadian Dollar settling 12/15/10	12,044	11,709,005	11,729,397	20,392
Deutsche Bank AG London:
Euro settling 12/15/10	38,920	54,083,426	50,518,073	(3,565,353)
Royal Bank of Scotland PLC:
Japanese Yen settling 12/15/10	5,182,955	64,459,804	61,942,352	(2,517,452)
Swiss Franc settling 12/15/10	7,641	7,610,232	7,614,907	4,675

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company:
Australian Dollar settling 12/15/10	9,947	$9,331,380	$9,518,917	$187,537
Australian Dollar settling 12/15/10	7,848	7,548,050	7,510,251	(37,799)
Euro settling 12/15/10	6,226	7,938,648	8,081,334	142,686
Euro settling 12/15/10	4,153	5,531,879	5,390,585	(141,294)
Euro settling 12/15/10	73,029	100,839,173	94,791,479	(6,047,694)
Japanese Yen settling 12/15/10	376,592	4,394,716	4,500,713	105,997
Japanese Yen settling 12/15/10	3,636,136	43,369,943	43,456,063	86,120
Norwegian Krone settling 12/15/10	288,562	46,494,414	46,421,996	(72,418)
Swedish Krona settling 12/15/10	345,661	47,541,509	49,130,448	1,588,939
Swedish Krona settling 12/15/10	41,805	5,968,988	5,941,944	(27,044)
UBS AG:
Swiss Franc settling 12/15/10	29,671	30,071,858	29,569,678	(502,180)
Sale Contracts:
Citibank N.A.:
British Pound settling 12/15/10	18,591	29,865,140	28,914,943	950,197
Credit Suisse London Branch (GFX):
Swedish Krona settling 12/15/10	387,466	57,987,677	55,072,393	2,915,284
Deutsche Bank AG London:
Swedish Krona settling 3/15/11	39,825	5,764,221	5,643,939	120,282
HSBC BankUSA:
Hong Kong Dollar settling 12/15/10	635,662	82,020,903	81,869,030	151,873
Royal Bank of Scotland PLC:
Japanese Yen settling 12/15/10	2,567,485	30,867,357	30,684,438	182,919
Standard Chartered Bank:
Hong Kong Dollar settling 3/15/11	21,135	2,727,766	2,723,894	3,872
State Street Bank and Trust Company:
British Pound settling 12/15/10	33,900	53,810,148	52,725,329	1,084,819
British Pound settling 12/15/10	9,175	14,385,024	14,270,056	114,968
British Pound settling 12/15/10	8,908	13,859,334	13,854,786	4,548
British Pound settling 12/15/10	39,648	61,520,216	61,665,305	(145,089)
British Pound settling 12/15/10	13,711	21,170,195	21,324,985	(154,790)
British Pound settling 12/15/10	8,191	12,528,626	12,739,621	(210,995)
Canadian Dollar settling 12/15/10	6,048	5,928,307	5,890,019	38,288
Canadian Dollar settling 12/15/10	4,009	3,868,085	3,904,280	(36,195)
Canadian Dollar settling 12/15/10	35,275	33,979,694	34,353,576	(373,882)
Norwegian Krone settling 12/15/10	288,562	49,183,072	46,421,996	2,761,076
Swiss Franc settling 12/15/10	26,071	26,943,150	25,981,971	961,179
Swiss Franc settling 12/15/10	32,330	32,053,062	32,219,598	(166,536)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $137,384,656 and gross unrealized depreciation of investments was $(27,440,364), resulting in net unrealized appreciation of $109,944,292.
(d)	An amount of U.S. $805,682 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN*

35.7%	United Kingdom
10.9%	Hong Kong
7.3%	Brazil
7.3%	Japan
6.0%	Switzerland
5.0%	Israel
4.1%	Germany
3.5%	Singapore
2.8%	Belgium
2.6%	Sweden
2.6%	India
2.1%	China
2.1%	Spain
6.6%	Other
1.4%	Short-Term
100.0%	Totlal Investments

*	All data are as of November 30, 2010. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.5% or less in the following countries: Canada, Denmark, France, Indonesia, Italy and South Africa.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$43,631,150	$197,094,497	$—	$240,725,647
Consumer Staples	5,673,102	179,600,589	—	185,273,691
Materials	31,889,808	130,886,395	—	162,776,203
Consumer Discretionary	7,013,586	155,411,472	—	162,425,058
Industrials	—	122,621,683	—	122,621,683
Energy	16,787,700	76,651,137	—	93,438,837
Information Technology	—	66,247,922	—	66,247,922
Health Care	22,487,976	21,915,195	—	44,403,171
Short-Term Investments	15,542,419	—	—	15,542,419

Total Investments in Securities	143,025,741	950,428,890	—	1,093,454,631
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	11,425,651	—	11,425,651
Liabilities
Futures Contracts	(682,154)	—	—	(682,154)
Forward Currency Exchange Contracts	—	(16,186,860)	—	(16,186,860)

Total	$142,343,587	$945,667,681	$—	$1,088,011,268

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 27.7%
Capital Markets - 0.6%
MF Global Holdings Ltd. (a)	442,400	$3,472,840

Commercial Banks - 7.9%
Associated Banc-Corp	401,400	5,135,913
CapitalSource, Inc.	854,400	5,519,424
City National Corp.	69,100	3,712,052
Comerica, Inc.	188,800	6,889,312
Marshall & Ilsley Corp.	730,200	3,497,658
Popular, Inc. (a)	1,901,066	5,475,070
Susquehanna Bancshares, Inc.	511,572	4,118,155
Umpqua Holdings Corp.	323,000	3,420,570
Webster Financial Corp.	251,900	4,156,350
Whitney Holding Corp.	444,900	4,177,611

		46,102,115

Insurance - 7.2%
Aspen Insurance Holdings Ltd.	238,400	6,889,760
Assurant, Inc.	169,700	5,985,319
Endurance Specialty Holdings Ltd.	164,600	7,260,506
Fidelity National Financial, Inc.-Class A	254,500	3,435,750
Platinum Underwriters Holdings Ltd.	159,100	6,877,893
Reinsurance Group of America, Inc.-Class A	131,600	6,570,788
Unum Group	217,300	4,669,777

		41,689,793

Real Estate Investment Trusts (REITs) - 7.2%
BioMed Realty Trust, Inc.	281,800	4,968,134
BRE Properties, Inc.	120,275	5,180,244
Camden Property Trust	142,700	7,287,689
CBL & Associates Properties, Inc.	254,900	4,205,850
DiamondRock Hospitality Co. (a)	508,900	5,358,717
Entertainment Properties Trust	108,800	5,037,440
Sunstone Hotel Investors, Inc. (a)	504,101	4,799,042
Tanger Factory Outlet Centers	109,900	5,273,002

		42,110,118

Real Estate Management & Development - 2.1%
CB Richard Ellis Group, Inc.-Class A (a)	268,500	5,152,515
Forest City Enterprises, Inc. (a)	251,400	3,858,990
Jones Lang LaSalle, Inc.	39,800	3,176,836

		12,188,341

Thrifts & Mortgage Finance - 2.7%
Astoria Financial Corp.	140,917	1,696,641
First Niagara Financial Group, Inc.	463,318	5,738,193
People’s United Financial, Inc.	281,200	3,484,068
Washington Federal, Inc.	343,250	5,066,370

		15,985,272

		161,548,479

Consumer Discretionary - 16.7%
Auto Components - 4.2%
Cooper Tire & Rubber Co.	241,000	5,034,490
Dana Holding Corp. (a)	490,600	7,412,966

Company	Shares	U.S. $ Value
Federal-Mogul Corp. (a)	340,400	$6,365,480
TRW Automotive Holdings Corp. (a)	121,700	5,779,533

		24,592,469

Hotels, Restaurants & Leisure - 1.8%
Royal Caribbean Cruises Ltd. (a)	132,000	5,313,000
Wyndham Worldwide Corp.	179,800	5,169,250

		10,482,250

Household Durables - 2.1%
American Greetings Corp.	341,675	6,857,418
NVR, Inc. (a)	8,290	5,139,634
Pulte Group, Inc. (a)	31,300	195,938

		12,192,990

Leisure Equipment & Products - 0.6%
Callaway Golf Co.	439,300	3,365,038

Media - 2.7%
Gannett Co., Inc.	282,300	3,700,953
Interpublic Group of Cos., Inc. (The) (a)	624,800	6,654,120
Meredith Corp.	153,900	5,174,118

		15,529,191

Specialty Retail - 4.8%
AnnTaylor Stores Corp. (a)	294,400	7,922,304
Foot Locker, Inc.	415,700	7,844,259
Office Depot, Inc. (a)	1,043,350	4,538,572
Signet Jewelers Ltd. (a)	194,824	7,759,840

		28,064,975

Textiles, Apparel & Luxury Goods - 0.5%
Jones Group, Inc. (The)	203,600	2,756,744

		96,983,657

Industrials - 12.7%
Airlines - 0.6%
Alaska Air Group, Inc. (a)	65,200	3,586,000

Building Products - 1.2%
AO Smith Corp.	88,950	3,505,519
Masco Corp.	314,800	3,434,468

		6,939,987

Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	96,400	3,618,856

Electrical Equipment - 3.1%
EnerSys (a)	132,800	4,009,232
General Cable Corp. (a)	216,400	7,095,756
Thomas & Betts Corp. (a)	158,750	7,056,437

		18,161,425

Machinery - 4.0%
Briggs & Stratton Corp.	305,500	5,318,755
Mueller Industries, Inc.	233,400	7,116,366
Terex Corp. (a)	222,300	5,397,444

Company	Shares	U.S. $ Value
Trinity Industries, Inc.	240,500	$5,507,450

		23,340,015

Professional Services - 0.6%
Kelly Services, Inc.-Class A (a)	210,300	3,759,113

Road & Rail - 1.5%
Con-way, Inc.	112,900	3,816,020
Hertz Global Holdings, Inc. (a)	381,000	4,671,060

		8,487,080

Trading Companies & Distributors - 1.1%
WESCO International, Inc. (a)	128,300	6,122,476

		74,014,952

Utilities - 9.0%
Electric Utilities - 4.4%
NV Energy, Inc.	490,000	6,708,100
Pepco Holdings, Inc.	360,900	6,622,515
Portland General Electric Co.	325,625	6,893,481
Unisource Energy Corp.	150,100	5,279,017

		25,503,113

Gas Utilities - 2.3%
Atmos Energy Corp.	208,753	6,277,203
UGI Corp.	234,500	6,957,615

		13,234,818

Multi-Utilities - 2.3%
CMS Energy Corp.	370,800	6,663,276
NiSource, Inc.	414,300	6,931,239

		13,594,515

		52,332,446

Energy - 8.1%
Energy Equipment & Services - 3.4%
Helix Energy Solutions Group, Inc. (a)	397,500	5,576,925
Helmerich & Payne, Inc.	118,500	5,375,160
Oil States International, Inc. (a)	67,500	4,004,775
Rowan Cos., Inc. (a)	163,400	4,926,510

		19,883,370

Oil, Gas & Consumable Fuels - 4.7%
Forest Oil Corp. (a)	205,200	7,021,944
Southern Union Co.	281,600	6,648,576
Swift Energy Co. (a)	192,600	7,027,974
Teekay Corp.	213,400	6,805,326

		27,503,820

		47,387,190

Materials - 7.4%
Chemicals - 4.7%
Arch Chemicals, Inc.	158,900	5,517,008
Cytec Industries, Inc.	104,000	4,974,320
Huntsman Corp.	380,000	5,878,600
PolyOne Corp. (a)	390,500	4,865,630

Company	Shares	U.S. $ Value
Rockwood Holdings, Inc. (a)	155,200	$5,923,984

		27,159,542

Metals & Mining - 2.7%
Commercial Metals Co.	337,300	5,184,301
Reliance Steel & Aluminum Co.	141,300	6,280,785
Steel Dynamics, Inc.	267,500	4,263,950

		15,729,036

		42,888,578

Information Technology - 6.9%
Computers & Peripherals - 0.7%
NCR Corp. (a)	292,200	4,204,758

Electronic Equipment, Instruments & Components - 4.4%
Anixter International, Inc.	91,900	5,134,453
Arrow Electronics, Inc. (a)	126,700	3,928,967
AU Optronics Corp. (Sponsored ADR) (a)	369,024	3,668,099
Avnet, Inc. (a)	121,100	3,711,715
Flextronics International Ltd. (a)	676,200	4,902,450
Insight Enterprises, Inc. (a)	349,000	4,400,890

		25,746,574

IT Services - 1.8%
Amdocs Ltd. (a)	118,400	3,078,400
Convergys Corp. (a)	567,500	7,315,075

		10,393,475

		40,344,807

Health Care - 6.1%
Health Care Equipment & Supplies - 1.6%
Kinetic Concepts, Inc. (a)	152,000	6,035,920
Teleflex, Inc.	62,200	3,106,268

		9,142,188

Health Care Providers & Services - 3.3%
AMERIGROUP Corp. (a)	127,800	5,499,234
Health Net, Inc. (a)	186,400	5,032,800
LifePoint Hospitals, Inc. (a)	171,178	6,200,067
Molina Healthcare, Inc. (a)	108,025	2,742,755

		19,474,856

Pharmaceuticals - 1.2%
Par Pharmaceutical Cos., Inc. (a)	192,400	6,912,932

		35,529,976

Consumer Staples - 4.4%
Beverages - 1.3%
Constellation Brands, Inc.-Class A (a)	364,194	7,506,038

Food & Staples Retailing - 0.5%
Supervalu, Inc.	324,800	2,936,192

Food Products - 2.6%
Bunge Ltd.	83,000	5,048,060

Company	Shares	U.S. $ Value
Smithfield Foods, Inc. (a)	369,900	$6,513,939
Tyson Foods, Inc.-Class A	234,200	3,707,386

		15,269,385

		25,711,615

Total Common Stocks (cost $492,218,575)		576,741,700

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (b) (cost $5,254,036)	5,254,036	5,254,036

Total Investments - 99.9% (cost $497,472,611) (c)		581,995,736
Other assets less liabilities - 0.1%		584,311

Net Assets - 100.0%		$582,580,047

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $110,258,936 and gross unrealized depreciation of investments was $(25,735,811), resulting in net unrealized appreciation of $84,523,125.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$576,741,700	$—	$—	$576,741,700
Short-Term Investments	5,254,036	—	—	5,254,036

Total Investments in Securities	581,995,736	—	—	581,995,736
Other Financial Instruments*	—	—	—	—

Total	$581,995,736	$—	$—	$581,995,736

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Information Technology - 24.6%
Communications Equipment - 3.7%
ADTRAN, Inc.	251,650	$7,836,381
Aruba Networks, Inc. (a)	313,868	6,654,001
Infinera Corp. (a)	205,187	1,674,326
Riverbed Technology, Inc. (a)	189,402	6,422,622

		22,587,330

IT Services - 2.3%
Alliance Data Systems Corp. (a)	97,830	6,171,116
VeriFone Systems, Inc. (a)	215,454	7,487,027

		13,658,143

Semiconductors & Semiconductor Equipment - 8.5%
Atheros Communications, Inc. (a)	205,930	6,705,081
Fairchild Semiconductor International, Inc. (a)	634,090	8,908,964
Hittite Microwave Corp. (a)	102,970	5,894,003
International Rectifier Corp. (a)	57,400	1,627,864
Netlogic Microsystems, Inc. (a)	187,388	5,846,506
ON Semiconductor Corp. (a)	898,000	7,323,190
Skyworks Solutions, Inc. (a)	302,440	7,697,098
Teradyne, Inc. (a)	617,090	7,318,687

		51,321,393

Software - 10.1%
Aspen Technology, Inc. (a)	379,129	4,739,112
Concur Technologies, Inc. (a)	124,170	6,358,746
Fortinet, Inc. (a)	293,241	9,345,591
Informatica Corp. (a)	197,520	8,153,626
MICROS Systems, Inc. (a)	199,210	8,709,461
Red Hat, Inc. (a)	198,270	8,624,745
SuccessFactors, Inc. (a)	235,610	7,108,354
TIBCO Software, Inc. (a)	386,050	7,582,022

		60,621,657

		148,188,523

Industrials - 24.1%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	401,925	6,893,013

Air Freight & Logistics - 2.3%
Atlas Air Worldwide Holdings, Inc. (a)	103,314	5,636,812
Expeditors International of Washington, Inc.	153,760	8,133,904

		13,770,716

Building Products - 1.0%
Simpson Manufacturing Co., Inc.	225,270	5,827,735

Electrical Equipment - 3.4%
AMETEK, Inc.	178,600	10,567,762
Baldor Electric Co.	160,390	10,154,291

		20,722,053

Company	Shares	U.S. $ Value
Machinery - 8.8%
Actuant Corp.-Class A	315,340	$7,451,484
Bucyrus International, Inc.-Class A	119,630	10,666,211
IDEX Corp.	191,775	7,185,809
Joy Global, Inc.	112,205	8,563,486
Lincoln Electric Holdings, Inc.	136,070	8,390,076
Middleby Corp. (a)	68,600	5,520,242
Valmont Industries, Inc.	62,780	5,076,391

		52,853,699

Marine - 1.0%
Kirby Corp. (a)	135,700	6,061,719

Professional Services - 2.8%
Manpower, Inc.	156,830	8,832,666
Robert Half International, Inc.	298,320	8,269,430

		17,102,096

Road & Rail - 2.2%
Genesee & Wyoming, Inc.-Class A (a)	144,400	6,857,556
Knight Transportation, Inc.	322,350	6,214,908

		13,072,464

Trading Companies & Distributors - 1.5%
MSC Industrial Direct Co.-Class A	144,860	8,711,880

		145,015,375

Consumer Discretionary - 19.9%
Distributors - 1.5%
LKQ Corp. (a)	410,100	8,847,907

Diversified Consumer Services - 0.9%
Strayer Education, Inc.	38,825	5,275,153

Hotels, Restaurants & Leisure - 5.7%
Chipotle Mexican Grill, Inc.-Class A (a)	31,710	8,196,718
Orient-Express Hotels Ltd.-Class A (a)	697,410	8,069,034
Panera Bread Co.-Class A (a)	81,770	8,196,625
Wyndham Worldwide Corp.	346,430	9,959,862

		34,422,239

Household Durables - 1.5%
Tempur-Pedic International, Inc. (a)	247,530	8,690,778

Internet & Catalog Retail - 0.9%
NetFlix, Inc. (a)	27,260	5,612,834

Media - 3.1%
Lamar Advertising Co. (a)	253,820	9,327,885
National CineMedia, Inc.	495,530	9,246,590

		18,574,475

Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	178,840	9,827,258

Specialty Retail - 4.7%
CarMax, Inc. (a)	317,350	10,440,815
Dick’s Sporting Goods, Inc. (a)	254,320	8,700,287

Company	Shares	U.S. $ Value
Ulta Salon Cosmetics & Fragrance, Inc. (a)	266,570	$9,316,622

		28,457,724

		119,708,368

Health Care - 16.0%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	88,470	6,763,531
Dendreon Corp. (a)	39,790	1,422,095
Human Genome Sciences, Inc. (a)	185,410	4,548,107
Ironwood Pharmaceuticals, Inc. (a)	186,420	1,992,830
Pharmasset, Inc. (a)	31,003	1,343,050
United Therapeutics Corp. (a)	110,370	6,945,584

		23,015,197

Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	242,070	4,233,804
ResMed, Inc. (a)	179,060	5,720,967
Sirona Dental Systems, Inc. (a)	129,210	4,882,846
Volcano Corp. (a)	249,160	6,615,198

		21,452,815

Health Care Providers & Services - 5.5%
Centene Corp. (a)	232,650	5,409,112
Emergency Medical Services Corp. (a)	142,120	7,040,625
Healthspring, Inc. (a)	208,882	5,604,304
HMS Holdings Corp. (a)	126,860	7,993,449
Magellan Health Services, Inc. (a)	150,890	7,348,343

		33,395,833

Health Care Technology - 1.4%
SXC Health Solutions Corp. (a)	220,130	8,441,985

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	89,710	5,393,365

Pharmaceuticals - 0.8%
Salix Pharmaceuticals Ltd. (a)	100,590	4,491,344

		96,190,539

Financials - 5.9%
Capital Markets - 4.4%
Affiliated Managers Group, Inc. (a)	74,350	6,498,933
Greenhill & Co., Inc.	85,050	6,373,647
Lazard Ltd.-Class A	184,760	6,616,256
Stifel Financial Corp. (a)	128,651	6,667,981

		26,156,817

Commercial Banks - 0.8%
Iberiabank Corp.	81,388	4,102,769
Signature Bank (a)	20,800	914,160

		5,016,929

Thrifts & Mortgage Finance - 0.7%
People’s United Financial, Inc.	338,940	4,199,467

Company	Shares	U.S. $ Value
		35,373,213

Energy - 5.5%
Energy Equipment & Services - 2.3%
FMC Technologies, Inc. (a)	86,240	$7,264,858
Oceaneering International, Inc. (a)	88,280	6,100,148
Oil States International, Inc. (a)	5,200	308,516

		13,673,522

Oil, Gas & Consumable Fuels - 3.2%
Concho Resources, Inc. (a)	85,630	7,085,883
Range Resources Corp.	136,960	5,750,950
SM Energy Co.	137,663	6,840,474

		19,677,307

		33,350,829

Materials - 1.6%
Chemicals - 1.6%
Solutia, Inc. (a)	454,560	9,718,493

Consumer Staples - 1.2%
Food Products - 1.2%
Green Mountain Coffee Roasters, Inc. (a)	203,558	7,547,931

Total Common Stocks (cost $424,919,647)		595,093,271

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (b) (cost $4,357,012)	4,357,012	4,357,012

Total Investments - 99.5% (cost $429,276,659) (c)		599,450,283
Other assets less liabilities - 0.5%		2,996,969

Net Assets - 100.0%		$602,447,252

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $174,218,847 and gross unrealized depreciation of investments was $(4,045,223), resulting in net unrealized appreciation of $170,173,624.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$595,093,271	$—	$—	$595,093,271
Short-Term Investments	4,357,012	—	—	4,357,012

Total Investments in Securities	599,450,283	—	—	599,450,283
Other Financial Instruments*	—	—	—	—

Total	$599,450,283	$—	$—	$599,450,283

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 48.9%
United States - 48.9%
U.S. Treasury Notes
0.375%, 10/31/12	$31,285	$31,237,353
0.75%, 11/30/11-5/31/12	252,920	254,177,830
1.375%, 11/15/12	145,791	148,348,028
1.75%, 11/15/11-8/15/12	175,822	179,033,064

Total Governments-Treasuries (cost $608,472,580)		612,796,275

MORTGAGE PASS-THRU’S - 14.4%
Agency Fixed Rate 30-Year - 9.1%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 7/01/37-9/01/37	1,966	2,133,362
Federal National Mortgage Association
Series 2007
6.50%, 10/01/37	30,820	34,385,064
Series 2008
6.00%, 5/01/38-8/01/38	39,669	43,136,446
6.50%, 12/01/28-7/01/35	19,717	22,016,874
Government National Mortgage Association
Series 2008
6.50%, 9/15/38	10,087	11,352,915

		113,024,661

Agency ARMs - 4.9%
Federal Home Loan Mortgage Corp.
Series 2005
2.798%, 5/01/35 (a)	4,017	4,233,109
Series 2007
5.874%, 11/01/36 (b)	3,553	3,736,868
6.089%, 1/01/37 (b)	2,921	3,086,139
Federal National Mortgage Association
5.331%, 1/01/36 (a)	1,933	2,015,625
Series 2003
4.787%, 12/01/33 (a)	1,018	1,061,833
Series 2005
2.565%, 2/01/35 (b)	5,965	6,239,462
3.096%, 10/01/35 (a)	3,184	3,343,366
Series 2006
2.745%, 1/01/36 (a)	9,838	10,359,822
5.506%, 5/01/36 (b)	4,815	5,014,807
5.658%, 7/01/36 (a)	3,504	3,683,436
5.71%, 11/01/36 (b)	4,131	4,367,979
Series 2007
2.938%, 11/01/35 (b)	5,493	5,797,471
5.437%, 2/01/37 (b)	3,972	4,194,899
6.273%, 1/01/37 (b)	1,720	1,805,653
Series 2009
3.289%, 7/01/38 (a)	2,590	2,719,326

		61,659,795

	Principal Amount (000)	U.S. $ Value
Agency Fixed Rate 15-Year - 0.4%
Federal National Mortgage Association
Series 1998
6.00%, 10/01/13-12/01/13	$16	$17,576
Series 2001
6.00%, 11/01/16	98	107,087
Series 2002
6.00%, 12/01/17	65	71,196
Series 2005
6.00%, 6/01/17-6/01/20	183	200,218
Series 2006
6.00%, 5/01/21-1/01/22	3,434	3,756,292
Series 2007
6.00%, 2/01/22	996	1,090,967

		5,243,336

Total Mortgage Pass-Thru’s (cost $171,609,518)		179,927,792

ASSET-BACKED SECURITIES - 13.1%
Autos - Fixed Rate - 5.4%
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16 (c)	8,610	8,944,494
Series 2009-3A, Class A4
2.67%, 12/15/16 (c)	12,380	12,805,617
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 1/15/16	6,009	6,093,288
Harley-Davidson Motorcycle Trust
Series 2010-1, Class A2
0.83%, 11/15/13	2,905	2,895,278
Honda Auto Receivables Owner Trust
Series 2009-3, Class A3
2.31%, 5/15/13	3,420	3,456,084
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16	7,560	7,776,844
Nissan Auto Lease Trust
Series 2009-B, Class A4
2.65%, 1/15/15	10,555	10,717,950
Series 2010-B, Class A2
0.90%, 5/15/13	4,475	4,462,629
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14	3,628	3,618,709
Volkswagen Auto Lease Trust
Series 2010-A, Class A2
0.77%, 1/22/13	6,225	6,222,961

		66,993,854

Credit Cards - Floating Rate - 3.6%
Chase Issuance Trust
Series 2007-A1, Class A1
0.273%, 3/15/13 (b)	4,825	4,824,076
Series 2009-A2, Class A2
1.803%, 4/15/14 (b)	13,000	13,235,661

	Principal Amount (000)	U.S. $ Value
Discover Card Master Trust
Series 2009-A1, Class A1
1.553%, 12/15/14 (b)+	$14,835	$15,041,573
Series 2009-A2, Class A
1.553%, 2/17/15 (b)	1,320	1,340,372
Series 2010-A1, Class A1
0.903%, 9/15/15 (b)	7,206	7,236,580
MBNA Credit Card Master Note Trust
Series 2006-A2, Class A2
0.313%, 6/15/15 (b)	3,130	3,112,282

		44,790,544

Other ABS - Floating Rate - 1.1%
CNH Wholesale Master Note Trust
Series 2009-1A, Class A
1.953%, 7/15/15 (b)(c)+	14,000	14,159,145

Autos - Floating Rate - 1.0%
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
0.323%, 4/20/13 (b)	4,360	4,349,429
Wheels SPV LLC
Series 2009-1, Class A
1.803%, 3/15/18 (b)(c)+	7,921	7,960,735

		12,310,164

Home Equity Loans - Floating Rate - 1.0%
BNC Mortgage Loan Trust
Series 2007-2, Class M5
1.153%, 5/25/37 (b)(d)	1,200	16,329
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB3, Class AF1
2.89%, 12/25/32 (b)	2,180	1,730,910
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF4, Class A2
0.543%, 6/25/34 (b)	13	9,592
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.533%, 1/20/36 (b)	1,179	935,047
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
0.453%, 6/25/37 (b)(c)	3,434	1,411,138
Lehman XS Trust
Series 2005-2, Class 1M1
0.753%, 8/25/35 (b)(d)	5,000	110,416
Series 2006-1, Class 1M1
0.703%, 2/25/36 (b)(d)	4,000	98,841
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.383%, 4/25/37 (b)	2,008	1,712,922
Novastar Home Equity Loan
Series 2007-2, Class M1
0.553%, 9/25/37 (b)(d)	4,935	129,479

	Principal Amount (000)	U.S. $ Value
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2
0.353%, 7/25/36 (b)	$2,134	$1,686,654
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (a)(c)	458	453,156
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.383%, 7/25/37 (b)	4,185	2,744,828
Specialty Underwriting & Residential Finance
Series 2005-AB2, Class M1
0.703%, 6/25/36 (b)	2,000	941,064

		11,980,376

Other ABS - Fixed Rate - 0.6%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	5,261	5,250,644
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/13	2,661	2,686,506

		7,937,150

Home Equity Loans - Fixed Rate - 0.4%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	2,455	2,254,071
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	1,278	1,143,613
Series 2005-CB4, Class AF2
4.751%, 8/25/35	268	266,500
Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	2,322	292,980
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (c)(e)(f)	35	0
Structured Asset Securities Corp.
Series 2007-RM1, Class AIO
5.00%, 5/25/47 (c)(g)	8,719	1,373,235

		5,330,399

Total Asset-Backed Securities (cost $185,543,830)		163,501,632

CORPORATES - INVESTMENT GRADES - 11.7%
Industrial - 8.9%
Capital Goods - 0.7%
General Dynamics Corp.
1.80%, 7/15/11	5,637	5,692,801
John Deere Capital Corp.
5.25%, 10/01/12	2,735	2,959,106

		8,651,907

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 0.9%
AT&T, Inc.
4.95%, 1/15/13	$2,875	$3,096,297
New Cingular Wireless Services, Inc.
8.125%, 5/01/12	5,160	5,672,951
Verizon Global Funding Corp.
7.375%, 9/01/12	2,142	2,381,041

		11,150,289

Consumer Cyclical - Automotive - 0.8%
American Honda Finance Corp.
2.375%, 3/18/13 (c)	6,114	6,241,782
Toyota Motor Credit Corp.
1.375%, 8/12/13	3,065	3,093,655

		9,335,437

Consumer Cyclical - Entertainment - 0.3%
Walt Disney Co. (The)
4.50%, 12/15/13	3,624	3,997,631

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
4.30%, 3/01/13	3,595	3,873,030

Consumer Cyclical - Retailers - 0.5%
Costco Wholesale Corp.
5.30%, 3/15/12	2,740	2,896,679
Wal-Mart Stores, Inc.
4.55%, 5/01/13	3,500	3,805,154

		6,701,833

Consumer Non-Cyclical - 2.7%
Abbott Laboratories
5.15%, 11/30/12	2,717	2,951,749
Avon Products, Inc.
5.625%, 3/01/14	2,450	2,747,690
Baxter International, Inc.
1.80%, 3/15/13	2,021	2,059,486
Bottling Group LLC
5.00%, 11/15/13	3,599	4,006,464
Campbell Soup Co.
6.75%, 2/15/11	3,460	3,506,921
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13	2,844	3,108,717
Merck & Co., Inc.
5.30%, 12/01/13	2,810	3,147,604
PepsiCo, Inc.
4.65%, 2/15/13	2,802	3,034,210
Pfizer, Inc.
4.45%, 3/15/12	6,003	6,286,798
Procter & Gamble Co. (The)
1.375%, 8/01/12	3,132	3,170,790

		34,020,429

Energy - 0.9%
Apache Corp.
5.25%, 4/15/13	2,890	3,161,206
Chevron Corp.
3.95%, 3/03/14	3,665	3,969,169

	Principal Amount (000)	U.S. $ Value
ConocoPhillips
4.75%, 2/01/14	$3,650	$4,034,780

		11,165,155

Technology - 1.5%
Cisco Systems, Inc.
5.25%, 2/22/11	1,866	1,885,880
Hewlett-Packard Co.
2.95%, 8/15/12	1,408	1,460,178
International Business Machines Corp.
2.10%, 5/06/13	6,055	6,238,963
Microsoft Corp.
0.875%, 9/27/13	3,060	3,054,715
2.95%, 6/01/14	3,045	3,204,126
Oracle Corp. 4.95%, 4/15/13	2,885	3,163,330

		19,007,192

Transportation - Services - 0.3%
United Parcel Service, Inc.
3.875%, 4/01/14	3,095	3,344,525

		111,247,428

Financial Institutions - 2.7%
Banking - 1.3%
Bank of New York Mellon Corp. (The)
4.30%, 5/15/14	1,785	1,941,951
Royal Bank of Canada
5.65%, 7/20/11	4,960	5,106,211
State Street Corp.
4.30%, 5/30/14	3,015	3,278,695
UnionBanCal Corp.
5.25%, 12/16/13	5,212	5,667,065

		15,993,922

Finance - 0.5%
General Electric Capital Corp.
1.875%, 9/16/13	6,461	6,489,596

Insurance - 0.6%
Metropolitan Life Global Funding I
2.875%, 9/17/12 (c)	7,700	7,913,383

Other Finance - 0.3%
ORIX Corp.
5.48%, 11/22/11	3,130	3,220,557

		33,617,458

Utility - 0.1%
Electric - 0.1%
Southern Co.
4.15%, 5/15/14	2,001	2,144,198

Total Corporates - Investment Grades (cost $142,140,967)		147,009,084

	Principal Amount (000)	U.S. $ Value
AGENCIES - 5.3%
Agency Debentures - 5.3%
Bank of America Corp.
- FDIC Insured
2.10%, 4/30/12	$8,760	$8,951,117
Citibank NA
- FDIC Insured
1.875%, 5/07/12	18,659	19,013,801
Goldman Sachs Group, Inc. (The)
- FDIC Insured
3.25%, 6/15/12	13,670	14,241,707
JPMorgan Chase & Co.
- FDIC Insured
3.125%, 12/01/11	10,565	10,850,635
Morgan Stanley
- FDIC Insured
2.25%, 3/13/12	6,000	6,134,658
Wells Fargo & Co.
- FDIC Insured
3.00%, 12/09/11	7,493	7,688,957

Total Agencies (cost $65,173,278)		66,880,875

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
Non-Agency Floating Rate CMBS - 1.6%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
0.563%, 3/15/22 (b)(c)	2,500	2,238,412
Commercial Mortgage Pass Through Certificates
Series 2005-FL11, Class D
0.593%, 11/15/17 (b)(c)	831	765,592
Series 2007-FL14, Class C
0.553%, 6/15/22 (b)(c)	3,871	3,314,780
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.723%, 10/15/21 (b)(c)	4,900	4,427,747
Series 2007-TFLA, Class A2
0.373%, 2/15/22 (b)(c)	8,000	6,661,404
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.653%, 9/15/21 (b)(c)	2,600	1,122,588
Series 2007-WHL8, Class E
0.653%, 6/15/20 (b)(c)	2,725	1,748,133

		20,278,656

Non-Agency Fixed Rate CMBS - 1.2%
Federal Home Loan Mortgage Corp.
Series K009, Class A1
2.757%, 5/25/20	3,495	3,533,495
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	5,950	6,067,471

	Principal Amount (000)	U.S. $ Value
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20	$5,910	$5,875,334

		15,476,300

Agency CMBS - 1.0%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19	12,298	12,378,278

Total Commercial Mortgage-Backed Securities (cost $53,184,329)		48,133,234

CMOs - 1.6%
Non-Agency Floating Rate - 0.8%
Adjustable Rate Mortgage Trust
Series 2005-11, Class 5M1
0.723%, 2/25/36 (b)(d)	3,180	6,359
Countrywide Alternative Loan Trust
Series 2006-OA14, Class 3A1
1.192%, 11/25/46 (b)	1,929	931,673
Homebanc Mortgage Trust
Series 2005-4, Class A2
0.583%, 10/25/35 (b)	2,915	1,806,257
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.74%, 2/25/42 (b)(c)	3,174	3,035,066
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.453%, 7/20/36 (b)	2,848	2,324,662
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
0.483%, 5/25/35 (b)	129	104,171
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.583%, 10/19/34 (b)	642	573,568
WaMu Mortgage Pass Through Certificates
Series 2006-AR4, Class 1A1B
1.282%, 5/25/46 (b)	1,136	596,744
Series 2006-AR9, Class 1AB2
0.473%, 8/25/46 (b)	2,663	813,626

		10,192,126

Non-Agency Fixed Rate - 0.6%
Ford Credit Auto Lease Trust
Series 2010-B, Class A2
0.75%, 10/15/12 (c)	6,220	6,209,270
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	832	813,241

		7,022,511

	Principal Amount (000)	U.S. $ Value
Agency Floating Rate - 0.1%
Fannie Mae REMICs
Series 2003-52, Class FV
1.253%, 5/25/31 (b)	$488	$488,730
Fannie Mae Whole Loan
Series 2003-W13, Class AV2
0.533%, 10/25/33 (b)	204	190,654
Freddie Mac Reference REMICs
Series R008, Class FK
0.653%, 7/15/23 (b)	682	674,813

		1,354,197

Agency Fixed Rate - 0.1%
Fannie Mae REMICs
Series 2006-50, Class PA
5.00%, 4/25/27	1,289	1,299,800

Total CMOs (cost $28,350,050)		19,868,634

	Shares
SHORT-TERM INVESTMENTS - 3.5%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio,
0.17% (h)	29,512,264	29,512,264

	Principal Amount (000)
Certificates of Deposit - 1.1%
Royal Bank of Canada NY
2.25%, 3/15/13	$12,810	13,195,645

Total Short-Term Investments (cost $42,316,883)		42,707,909

Total Investments - 102.3% (cost $1,296,791,435) (i)		1,280,825,435
Other assets less liabilities - (2.3)% (j)		(28,541,233)

Net Assets - 100.0%		$1,252,284,202

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,082	March 2011	$237,141,225	$237,363,750	$222,525
U.S. T-Note 5 Yr Futures	179	March 2011	21,400,697	21,453,430	52,733
Sold Contracts
U.S. T-Note 10 Yr Futures	166	March 2011	20,561,626	20,602,156	(40,530)

					$234,728

(a)	Variable rate coupon, rate shown as of November 30, 2010.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2010.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate market value of these securities amounted to $90,785,677 or 7.2% of net assets.
(d)	Illiquid security.
(e)	Fair valued.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of November 30, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$35,213	$0	0.00%

(g)	IO - Interest Only
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,602,783 and gross unrealized depreciation of investments was $(37,568,783), resulting in net unrealized depreciation of $(15,966,000).
(j)	An amount of U.S. $641,708 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2010.
+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The market value of the collateral amounted to $40,387,440.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the fund’s total exposure to subprime investments was 2.15% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
REMICs	-	Real Estate Mortgage Investment Conduits

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$612,796,275	$—	$612,796,275
Mortgage Pass-Thru’s	—	179,927,792	—	179,927,792
Asset-Backed Securities	—	124,094,562	39,407,070	163,501,632
Corporates - Investment Grades	—	147,009,084	—	147,009,084
Agencies	—	66,880,875	—	66,880,875
Commercial Mortgage-Backed Securities	—	28,620,170	19,513,064	48,133,234
CMOs	—	2,463,343	17,405,291	19,868,634
Short-Term Investments
Investment Companies	29,512,264	—	—	29,512,264
Certificates of Deposit	—	13,195,645	—	13,195,645

Total Investments in Securities	29,512,264	1,174,987,746	76,325,425	1,280,825,435
Other Financial Instruments* :
Assets
Futures Contracts	275,258	—	—	275,258
Liabilities
Futures Contracts	(40,530)	—	—	(40,530)
TALF Loans	—	—	(29,648,958)	(29,648,958)

Total	$29,746,992	$1,174,987,746	$46,676,467	$1,251,411,205

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	CMOs	Commercial Mortgage-Backed Securities
Balance as of 8/31/10	$37,026,985	$11,137,158	$18,158,640
Accrued discounts / premiums	2,100	(10)	(7)
Realized gain (loss)	(1,606,027)	(748)	—
Change in unrealized appreciation/depreciation	2,420,167	1,224,325	1,354,432
Net purchases (sales)	1,563,844	5,044,566	—
Transfers in to of Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 11/30/10	$39,407,069	$17,405,291	$19,513,065

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/10	$593,771	$1,224,325	$1,354,432

	TALF Loans	Total
Balance as of 8/31/10	$(30,844,320)	$35,478,463
Accrued discounts /premiums	—	2,083
Realized gain (loss)	—	(1,606,775)
Change in unrealized appreciation/depreciation	—	4,998,924
Net purchases (sales)	1,195,632	7,804,042
Transfers in to of Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 11/30/10	$(29,648,688)	$46,676,737

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/10	$—	$3,172,528

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 29.8%
Industrial - 13.4%
Basic - 2.3%
Anglo American Capital PLC
9.375%, 4/08/19 (a)	$1,901	$2,630,553
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	2,110	2,215,973
ArcelorMittal
6.125%, 6/01/18	3,570	3,821,917
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	3,132	3,815,713
Dow Chemical Co. (The)
7.375%, 11/01/29	200	238,193
8.55%, 5/15/19	4,115	5,196,068
Eastman Chemical Co.
5.50%, 11/15/19	422	456,674
International Paper Co.
5.30%, 4/01/15	2,625	2,858,200
7.50%, 8/15/21	797	951,697
Packaging Corp. of America
5.75%, 8/01/13	1,329	1,433,988
PPG Industries, Inc.
5.75%, 3/15/13	3,190	3,483,716
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	3,260	3,881,160
Teck Resources Ltd.
6.00%, 8/15/40	205	214,219

		31,198,071

Capital Goods - 0.4%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	299	318,453
Lafarge SA
6.15%, 7/15/11	2,204	2,279,247
Republic Services, Inc.
5.25%, 11/15/21	1,213	1,332,236
5.50%, 9/15/19	1,768	1,980,052

		5,909,988

Communications - Media - 1.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)	3,710	4,208,357
CBS Corp.
5.75%, 4/15/20	905	979,842
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,906	2,693,822
Comcast Corp.
5.50%, 3/15/11	2,767	2,804,324
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	1,200	1,297,344
News America Holdings, Inc.
9.25%, 2/01/13	670	777,940
News America, Inc.
6.55%, 3/15/33	1,383	1,488,708

	Principal Amount (000)	U.S. $ Value
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	$1,345	$1,751,752
RR Donnelley & Sons Co.
4.95%, 4/01/14	710	741,347
Time Warner Cable, Inc.
7.50%, 4/01/14	1,325	1,541,998
Time Warner Entertainment Co. LP
8.375%, 3/15/23	2,680	3,489,379
WPP Finance UK
5.875%, 6/15/14	376	412,868
8.00%, 9/15/14	2,616	3,073,881

		25,261,562

Communications - Telecommunications - 1.9%
America Movil SAB de CV
5.00%, 3/30/20	2,987	3,182,693
American Tower Corp.
5.05%, 9/01/20	2,750	2,832,970
AT&T Corp.
8.00%, 11/15/31	295	378,035
British Telecommunications PLC
9.375%, 12/15/10	3,066	3,073,978
Embarq Corp.
7.082%, 6/01/16	3,780	4,261,598
Qwest Corp.
7.50%, 10/01/14	3,270	3,703,275
8.875%, 3/15/12	660	717,750
Telecom Italia Capital SA
6.175%, 6/18/14	2,510	2,717,600
6.375%, 11/15/33	375	334,575
7.175%, 6/18/19	1,450	1,633,199
United States Cellular Corp.
6.70%, 12/15/33	3,150	3,148,422

		25,984,095

Consumer Cyclical - Automotive - 0.6%
Daimler Finance North America LLC
5.75%, 9/08/11	1,105	1,146,245
7.30%, 1/15/12	1,178	1,259,060
7.75%, 1/18/11	437	440,768
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	2,465	2,627,670
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	2,530	2,673,886

		8,147,629

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21	1,460	1,533,737
7.625%, 4/15/31	2,810	3,401,120
Viacom, Inc.
5.625%, 9/15/19	2,895	3,320,009

		8,254,866

Consumer Cyclical - Other - 0.6%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	4,120	4,440,614
MDC Holdings, Inc.
5.50%, 5/15/13	3,300	3,406,207

		7,846,821

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	$1,460	$1,763,071

Consumer Non-Cyclical - 1.3%
Ahold Finance USA LLC
6.875%, 5/01/29	3,105	3,517,425
Altria Group, Inc.
9.70%, 11/10/18	1,675	2,252,444
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	1,711	1,800,643
5.875%, 5/15/13	2,720	2,927,307
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	3,480	3,803,842
Delhaize Group SA
5.875%, 2/01/14	775	869,683
Fortune Brands, Inc.
4.875%, 12/01/13	2,016	2,124,580
Safeway, Inc.
6.50%, 3/01/11	453	459,019

		17,754,943

Energy - 1.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16	3,050	3,254,554
6.45%, 9/15/36	877	850,145
Baker Hughes, Inc.
6.50%, 11/15/13	1,300	1,495,439
BP Capital Markets PLC
4.50%, 10/01/20	2,363	2,401,666
4.75%, 3/10/19	505	530,029
Canadian Natural Resources Ltd.
5.15%, 2/01/13	1,220	1,316,951
Hess Corp.
7.875%, 10/01/29	1,793	2,266,135
Marathon Oil Corp.
7.50%, 2/15/19	995	1,263,904
Nabors Industries, Inc.
9.25%, 1/15/19	2,995	3,810,110
Noble Energy, Inc.
8.25%, 3/01/19	2,858	3,689,649
Noble Holding International Ltd.
4.90%, 8/01/20	251	269,671
Valero Energy Corp.
6.125%, 2/01/20	1,635	1,768,702
Weatherford International Ltd.
5.15%, 3/15/13	1,600	1,701,744
9.625%, 3/01/19	1,540	1,984,777

		26,603,476

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)	3,341	3,691,805

	Principal Amount (000)	U.S. $ Value
Technology - 0.7%
Agilent Technologies, Inc.
5.00%, 7/15/20	$505	$531,362
Computer Sciences Corp.
5.50%, 3/15/13	2,290	2,462,373
Motorola, Inc.
6.50%, 9/01/25	1,800	1,919,102
7.50%, 5/15/25	290	335,147
Xerox Capital Trust I
8.00%, 2/01/27	4,410	4,481,663
Xerox Corp.
8.25%, 5/15/14	310	368,981

		10,098,628

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	1,695	1,803,487
5.75%, 12/15/16	1,115	1,190,285

		2,993,772

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	3,375	3,339,525
Con-way, Inc.
6.70%, 5/01/34	2,269	2,190,990
Ryder System, Inc.
5.85%, 11/01/16	930	1,049,476
7.20%, 9/01/15	908	1,058,373

		7,638,364

		183,147,091

Financial Institutions - 13.0%
Banking - 6.5%
American Express Co.
7.25%, 5/20/14	1,900	2,186,653
Bank of America Corp.
5.625%, 7/01/20	1,710	1,719,099
7.625%, 6/01/19	1,700	1,932,637
Series L
5.65%, 5/01/18	5,630	5,773,993
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
7.40%, 6/15/11	170	173,836
BankAmerica Capital II
Series 2
8.00%, 12/15/26	1,950	1,959,750
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	5,410	5,789,430
Citigroup, Inc.
5.50%, 4/11/13	2,900	3,108,496
6.50%, 8/19/13	2,770	3,055,302
8.50%, 5/22/19	2,750	3,367,378
Compass Bank
5.50%, 4/01/20	4,989	5,012,573
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	2,700	2,894,505
7.50%, 2/15/19	2,855	3,330,360
JPMorgan Chase & Co.
4.40%, 7/22/20	3,955	3,903,953

	Principal Amount (000)	U.S. $ Value
Lloyds TSB Bank PLC
4.375%, 1/12/15 (a)	$3,820	$3,867,425
M&I Marshall & Ilsley Bank
5.00%, 1/17/17	3,700	3,230,748
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	3,420	3,405,311
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	1,607	1,648,989
Morgan Stanley
5.45%, 1/09/17	1,615	1,692,575
5.50%, 7/24/20	5,325	5,449,296
6.60%, 4/01/12	960	1,027,028
National City Bank/Cleveland OH
6.25%, 3/15/11	4,245	4,306,786
Nationwide Building Society
6.25%, 2/25/20 (a)	3,415	3,668,369
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (a)	3,400	3,330,606
SouthTrust Corp.
5.80%, 6/15/14	3,315	3,629,298
Standard Chartered PLC
6.409%, 1/30/17 (a)	4,800	4,671,595
UFJ Finance Aruba AEC
6.75%, 7/15/13	1,913	2,138,856
Union Bank NA
5.95%, 5/11/16	1,005	1,118,691
Wachovia Corp.
5.50%, 5/01/13	1,225	1,340,736

		88,734,274

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21	1,330	1,420,194

Finance - 0.9%
General Electric Capital Corp.
4.80%, 5/01/13	2,795	2,986,575
Series A
4.375%, 11/21/11	2,713	2,806,294
HSBC Finance Corp.
7.00%, 5/15/12	2,095	2,251,811
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	4,650	4,643,710

		12,688,390

Insurance - 4.2%
Aetna, Inc.
6.00%, 6/15/16	1,010	1,174,016
Aflac, Inc.
3.45%, 8/15/15	555	574,643
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	1,820	2,082,748
Assurant, Inc.
5.625%, 2/15/14	1,028	1,085,308
CIGNA Corp.
5.125%, 6/15/20	1,155	1,244,039
Coventry Health Care, Inc.
5.95%, 3/15/17	665	672,321
6.125%, 1/15/15	260	274,103
6.30%, 8/15/14	2,060	2,177,123

	Principal Amount (000)	U.S. $ Value
Genworth Financial, Inc.
6.515%, 5/22/18	$4,100	$4,148,093
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	1,605	1,855,845
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	685	696,987
5.50%, 3/30/20	3,221	3,283,587
Humana, Inc.
6.30%, 8/01/18	1,514	1,668,781
6.45%, 6/01/16	285	316,600
7.20%, 6/15/18	610	708,373
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	2,683	2,812,414
Lincoln National Corp.
8.75%, 7/01/19	791	996,597
Markel Corp.
7.125%, 9/30/19	1,685	1,893,670
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	1,510	2,021,777
MetLife, Inc.
4.75%, 2/08/21	1,460	1,517,263
7.717%, 2/15/19	1,159	1,439,725
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	2,585	2,998,329
Principal Financial Group, Inc.
7.875%, 5/15/14	2,220	2,588,425
Prudential Financial, Inc.
5.15%, 1/15/13	2,545	2,726,929
6.20%, 1/15/15	265	298,064
Series D
7.375%, 6/15/19	200	239,944
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	3,065	3,306,369
UnitedHealth Group, Inc.
5.25%, 3/15/11	4,300	4,353,453
WellPoint, Inc.
4.35%, 8/15/20	2,865	2,935,536
5.875%, 6/15/17	270	307,325
7.00%, 2/15/19	655	791,680
XL Capital Ltd.
5.25%, 9/15/14	4,520	4,766,412

		57,956,479

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15	3,328	3,426,003

REITS - 1.0%
ERP Operating LP
5.25%, 9/15/14	3,300	3,642,870
HCP, Inc.
6.00%, 1/30/17	3,180	3,400,526
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	2,373	2,517,753
Simon Property Group LP
4.375%, 3/01/21	3,575	3,659,313

		13,220,462

		177,445,802

	Principal Amount (000)	U.S. $ Value
Utility - 2.3%
Electric - 1.2%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	$3,175	$3,287,303
FirstEnergy Corp.
Series B
6.45%, 11/15/11	58	60,663
Series C
7.375%, 11/15/31	2,291	2,435,807
FPL Group Capital, Inc.
5.625%, 9/01/11	2,855	2,957,854
Nisource Finance Corp.
6.80%, 1/15/19	3,445	4,007,824
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	1,447	1,587,489
Teco Finance, Inc.
4.00%, 3/15/16	745	776,937
5.15%, 3/15/20	915	979,380
Union Electric Co.
6.70%, 2/01/19	315	375,031

		16,468,288

Natural Gas - 0.9%
Energy Transfer Partners LP
6.70%, 7/01/18	972	1,109,688
7.50%, 7/01/38	3,329	3,809,744
EQT Corp.
8.125%, 6/01/19	1,707	2,060,040
Williams Partners LP
5.25%, 3/15/20	4,178	4,473,936

		11,453,408

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	2,785	3,201,695

		31,123,391

Non Corporate Sectors - 1.1%
Agencies - Not Government Guaranteed - 1.1%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (a)	6,255	6,536,475
Petrobras International Finance Co.
5.75%, 1/20/20	5,100	5,507,291
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (a)	3,055	3,742,375

		15,786,141

Total Corporates - Investment Grades
(cost $377,084,027)		407,502,425

GOVERNMENTS - TREASURIES - 22.6%
Canada - 1.2%
Canadian Government Bond
3.50%, 6/01/20	CAD 16,780	16,921,393

	Principal Amount (000)	U.S. $ Value
United States - 21.4%
U.S. Treasury Bonds
4.50%, 2/15/36	$16,860	$18,216,707
4.625%, 2/15/40	14,510	15,847,648
U.S. Treasury Notes
0.875%, 2/28/11	6,220	6,230,450
1.75%, 7/31/15	14,960	15,232,272
2.125%, 5/31/15	26,500	27,466,720
2.25%, 1/31/15	17,104	17,863,906
2.50%, 3/31/15	63,975	67,468,675
3.375%, 11/15/19	15,870	16,856,923
3.625%, 2/15/20	60,855	65,756,688
3.75%, 11/15/18	37,815	41,720,240

		292,660,229

Total Governments - Treasuries
(cost $299,215,638)		309,581,622

MORTGAGE PASS-THRU’S - 16.7%
Agency Fixed Rate 30-Year - 15.7%
Federal Home Loan Mortgage Corp. Gold
6.50%, TBA	4,610	5,106,294
Series 2006
4.50%, 5/01/36	111	115,630
Series 2007
5.50%, 7/01/35	3,527	3,801,785
Series 2008
6.50%, 5/01/35	3,795	4,264,951
Federal National Mortgage Association
4.00%, TBA	3,135	3,180,858
5.50%, 1/01/35-5/01/38	9,966	10,732,750
5.50%, 6/01/38	19,327	20,773,274
6.00%, 5/01/31-12/01/40	36,126	39,294,580
Series 2003
5.00%, 11/01/33	10,602	11,265,244
5.50%, 4/01/33-7/01/33	12,424	13,417,287
Series 2004
5.50%, 4/01/34	483	521,204
5.50%, 5/01/34-11/01/34	9,328	10,066,306
Series 2005
4.50%, 8/01/35-10/01/35	15,088	15,770,097
5.50%, 2/01/35	2,398	2,588,468
6.00%, 4/01/35	7,773	8,563,911
Series 2006
5.00%, 1/01/36-2/01/36	12,824	13,608,147
Series 2007
4.50%, 9/01/35-8/01/37	10,359	10,843,107
5.50%, 8/01/37	17,645	19,039,222
Series 2008
6.00%, 3/01/37-5/01/38	19,970	21,801,551

		214,754,666

Agency ARMs - 1.0%
Federal Home Loan Mortgage Corp.
Series 2007
6.01%, 2/01/37 (b)	1,919	2,017,979
Series 2009
3.362%, 4/01/36 (c)	4,996	5,215,646

	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association
Series 2003
4.787%, 12/01/33 (c)	$1,413	$1,473,447
Series 2006
4.952%, 2/01/36 (c)	1,567	1,624,961
6.11%, 3/01/36 (c)	1,034	1,061,073
Series 2007
4.646%, 3/01/34 (c)	2,868	2,976,971

		14,370,077

Total Mortgage Pass-Thru’s
(cost $217,663,431)		229,124,743

AGENCIES - 10.8%
Agency Debentures - 10.8%
Federal Farm Credit Bank
0.273%, 10/12/12 (b)	8,500	8,499,269
0.303%, 4/26/13 (b)	78,125	78,124,766
0.313%, 6/26/13 (b)	16,400	16,400,640
Federal National Mortgage Association
0.273%, 11/23/12 (b)	11,645	11,644,949
0.283%, 10/18/12 (b)	3,400	3,399,988
6.25%, 5/15/29	12,375	15,476,769
6.625%, 11/15/30	10,490	13,838,093

Total Agencies
(cost $145,488,772)		147,384,474

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%
Non-Agency Fixed Rate CMBS - 8.7%
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.451%, 1/15/49	6,845	7,195,272
Series 2007-4, Class A4
5.933%, 2/10/51	6,835	7,262,988
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 6/13/50	6,455	6,818,705
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.293%, 12/10/49	8,585	9,223,296
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	3,065	3,164,722
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39	6,475	6,837,379
Series 2006-C5, Class A3
5.311%, 12/15/39	4,500	4,697,305
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	1,470	1,540,999
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class A4
6.001%, 6/15/49	855	899,385
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.433%, 6/15/29	6,015	6,411,096
Series 2006-C6, Class A4
5.372%, 9/15/39	8,090	8,676,512
Series 2007-C1, Class A4
5.424%, 2/15/40	8,825	9,318,677

	Principal Amount (000)	U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.103%, 6/12/46	$3,075	$3,395,722
Series 2006-3, Class A4
5.414%, 7/12/46	6,885	7,204,222
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	8,155	8,439,811
Series 2007-IQ13, Class A4
5.364%, 3/15/44	4,035	4,184,531
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	8,565	9,214,068
Series 2006-C28, Class A4
5.572%, 10/15/48	7,235	7,630,526
Series 2007-C32, Class A3
5.933%, 6/15/49	6,885	7,106,368

		119,221,584

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	4,653	4,639,708

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
0.693%, 3/06/20 (a) (b)	1,855	1,665,004

Total Commercial Mortgage-Backed Securities
(cost $118,536,917)		125,526,296

ASSET-BACKED SECURITIES - 1.7%
Credit Cards - Floating Rate - 0.8%
Discover Card Master Trust
Series 2009-A1, Class A1
1.553%, 12/15/14 (b) +	11,000	11,153,172

Autos - Floating Rate - 0.5%
Wheels SPV LLC
Series 2009-1, Class A
1.803%, 3/15/18 (a) (b) +	7,921	7,960,735

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	2,905	2,899,930

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.381%, 12/25/32	562	516,601
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	503	463,367

		979,968

Home Equity Loans - Floating Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.523%, 5/25/37 (b) (d)	3,715	155,945
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.513%, 1/20/35 (b)	802	700,887

	Principal Amount (000)	U.S. $ Value
Lehman XS Trust
Series 2005-4, Class 1M1
0.753%, 10/25/35 (b) (d)	$3,870	$37,455
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.483%, 2/25/37 (b) (d)	1,785	26,647

		920,934

Total Asset-Backed Securities
(cost $33,047,676)		23,914,739

GOVERNMENTS - SOVEREIGN BONDS - 1.6%
Brazil - 0.5%
Republic of Brazil
8.25%, 1/20/34	4,730	6,503,750

Croatia - 0.2%
Republic of Croatia
6.75%, 11/05/19 (a)	2,105	2,233,931

Peru - 0.4%
Republic of Peru
8.75%, 11/21/33	4,292	6,094,640

Poland - 0.2%
Poland Government International Bond
3.875%, 7/16/15	2,894	2,901,235
6.375%, 7/15/19	460	508,300

		3,409,535

Russia - 0.3%
Russian Federation
7.50%, 3/31/30 (a)	3,326	3,831,345

Total Governments - Sovereign Bonds
(cost $19,348,534)		22,073,201

GOVERNMENTS - SOVEREIGN AGENCIES - 1.4%
Germany - 0.2%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	2,695	3,126,580

United Kingdom - 1.2%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)	10,450	10,526,766
2.625%, 5/11/12 (a)	6,000	6,109,398

		16,636,164

Total Governments - Sovereign Agencies
(cost $19,210,987)		19,762,744

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS)
(cost $13,229,836)	12,841	13,579,655

CMOs - 0.9%
Non-Agency Fixed Rate - 0.5%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
4.169%, 2/25/36	2,834	1,812,111
Series 2006-3, Class 22A1
5.21%, 5/25/36	1,258	583,518
Series 2007-1, Class 21A1
5.271%, 1/25/47	1,929	1,193,092

	Principal Amount (000)	U.S. $ Value
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.125%, 5/25/35	$2,348	$2,161,801
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.594%, 5/25/36	1,619	860,808

		6,611,330

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.342%, 12/25/35 (b)	1,098	679,633
Series 2006-OA14, Class 3A1
1.192%, 11/25/46 (b)	4,368	2,109,911
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class M1
0.783%, 2/25/35 (b) (d)	2,892	89,580

		2,879,124

Non-Agency ARMs - 0.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (b)	3,141	2,279,468

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.561%, 5/28/35	392	289,506

Total CMOs
(cost $21,867,713)		12,059,428

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)	1,990	2,024,825

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	3,390	3,757,385

Russia - 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	5,677	6,131,160

Total Quasi-Sovereigns
(cost $10,794,776)		11,913,370

CORPORATES - NON-INVESTMENT GRADES - 0.6%
Industrial - 0.6%
Basic - 0.1%
Westvaco Corp.
8.20%, 1/15/30	670	719,090

Consumer Cyclical - Other - 0.3%
Wyndham Worldwide Corp.
6.00%, 12/01/16	4,535	4,728,903

Consumer Non-Cyclical - 0.2%
Universal Health Services, Inc.
7.125%, 6/30/16	2,345	2,573,220

		8,021,213

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 0.0%
Banking - 0.0%
Regions Financial Corp.
6.375%, 5/15/12	$310	$300,700

Total Corporates - Non-Investment Grades
(cost $8,042,666)		8,321,913

SUPRANATIONALS - 0.4%
European Investment Bank
4.875%, 2/15/36	1,970	2,129,148
International Bank for Reconstruction & Development
9.25%, 7/15/17	2,340	3,295,415

Total Supranationals
(cost $4,971,636)		5,424,563

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California ST
7.625%, 3/01/40
(cost $3,379,418)	3,310	3,429,292

	Shares
SHORT-TERM INVESTMENTS - 7.8%
Investment Companies - 7.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (e)
(cost $106,420,980)	106,420,980	106,420,980

Total Investments - 105.7%
(cost $1,398,303,007)(f)		1,446,019,445
Other assets less liabilities - (5.7)%		(77,521,375)

Net Assets - 100.0%		$1,368,498,070

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Credit Suisse London Branch (GFX): Canadian Dollar settling 1/21/11	17,637	$17,202,560	$17,163,817	$38,743

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	$76,380	11/17/13	1.026%	3 Month LIBOR	$(47,158)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate market value of these securities amounted to $111,319,953 or 8.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2010.
(c)	Variable rate coupon, rate shown as of November 30, 2010.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $68,909,941 and gross unrealized depreciation of investments was $(21,193,503), resulting in net unrealized appreciation of $47,716,438.

+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The market value of the collateral amounted to $19,113,907.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the fund’s total exposure to subprime investments was 1.00% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

CAD	-	Canadian Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$407,502,425	$—	$407,502,425
Governments - Treasuries	—	309,581,622	—	309,581,622
Mortgage Pass-Thru’s	—	229,124,743	—	229,124,743
Agencies	—	147,384,474	—	147,384,474
Commercial Mortgage-Backed Securities	—	78,289,828	47,236,468	125,526,296
Asset-Backed Securities	—	19,113,907	4,800,832	23,914,739
Governments - Sovereign Bonds	—	22,073,201	—	22,073,201
Governments - Sovereign Agencies	—	19,762,744	—	19,762,744
Inflation-Linked Securities	—	13,579,655	—	13,579,655
CMOs	—	289,506	11,769,922	12,059,428
Quasi-Sovereigns	—	11,913,370	—	11,913,370
Corporates - Non-Investment Grades	—	8,321,913	—	8,321,913
Supranationals	—	5,424,563	—	5,424,563
Local Governments - Municipal Bonds	—	3,429,292	—	3,429,292
Short-Term Investments	106,420,980	—	—	106,420,980

Total Investments in Securities	106,420,980	1,275,791,243	63,807,222	1,446,019,445
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	38,743	—	38,743
Liabilities
Interest Rate Swap Contracts	—	(47,158)	—	(47,158)
TALF Loans	—	—	(17,468,958)	(17,468,958)

Total	$106,420,980	$1,275,782,828	$46,338,264	$1,428,542,072

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Asset-Backed Securities	CMOs
Balance as of 8/31/10	$46,293,782	$3,076,443	$11,618,047
Accrued discounts/premiums	29,597	306	116
Realized gain (loss)	—	(1,930,559)	1,810
Change in unrealized appreciation/depreciation	913,089	2,378,755	791,867
Net purchases (sales)	—	1,275,887	(641,918)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 11/30/10	$47,236,468	$4,800,832	$11,769,922

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/10	$913,089	$212,839	$791,867

	TALF Loans	Total
Balance as of 8/31/10	$(18,664,320)	$42,323,952
Accrued discounts/premiums	—	30,019
Realized gain (loss)	—	(1,928,749)
Change in unrealized appreciation/depreciation	—	4,083,711
Net purchases (sales)	1,195,362	1,829,331
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 11/30/10	$(17,468,958)	$46,338,264

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/10	$—	$1,917,795

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 98.6%
United States - 98.6%
U.S. Treasury Inflation Index
1.25%, 7/15/20 (TIPS)	U.S.$	15,766	$16,583,732
1.375%, 1/15/20 (TIPS)		37,016	39,471,034
1.625%, 1/15/15 (TIPS) (a)		106,486	114,339,823
1.625%, 1/15/18 (TIPS)		54,443	59,449,212
1.875%, 7/15/13-7/15/19 (TIPS)		93,981	100,850,246
1.875%, 7/15/15 (TIPS) (a)		41,500	45,348,969
2.00%, 7/15/14 (TIPS) (a)		72,404	78,484,451
2.00%, 1/15/16-1/15/26 (TIPS)		29,946	33,031,479
2.125%, 1/15/19 (TIPS) (a)		25,318	28,631,087
2.375%, 1/15/17 (TIPS)		61,123	69,345,619
2.375%, 1/15/25 (TIPS) (a)		6,327	7,279,755
3.00%, 7/15/12 (TIPS) (a)		43,092	45,569,572
3.375%, 1/15/12 (TIPS) (a)		36,444	37,961,342

Total Inflation-Linked Securities (cost $627,285,580)			676,346,321

CORPORATES - INVESTMENT GRADES - 17.1%
Industrial - 8.9%
Basic - 1.6%
Alcoa, Inc.
5.375%, 1/15/13		1,580	1,681,621
ArcelorMittal
6.125%, 6/01/18		1,570	1,680,787
Dow Chemical Co. (The)
8.55%, 5/15/19		1,370	1,729,918
Eastman Chemical Co.
5.50%, 11/15/19		994	1,075,674
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15		1,525	1,614,594
International Paper Co.
9.375%, 5/15/19		1,315	1,717,055
Xstrata Canada Financial Corp.
5.875%, 5/27/11	EUR	1,215	1,607,696

			11,107,345

Capital Goods - 0.5%
CRH Finance BV
7.375%, 5/28/14		1,100	1,575,353
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	1,675	1,839,649

			3,415,002

Communications - Media - 0.5%
RR Donnelley & Sons Co.
4.95%, 4/01/14		1,650	1,722,849
Time Warner Cable, Inc.
7.50%, 4/01/14		1,435	1,670,013

			3,392,862

Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20		1,355	1,395,882

	Principal Amount (000)		U.S. $ Value
Deutsche Telekom International Finance BV
7.125%, 9/26/12	GBP	1,355	$2,269,500
Embarq Corp.
7.082%, 6/01/16	U.S.$	1,510	1,702,384
Koninklijke KPN NV
5.00%, 11/13/12	EUR	1,185	1,630,435
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	1,715	1,714,141

			8,712,342

Consumer Cyclical - Automotive - 0.3%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		1,640	1,748,227

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
6.25%, 4/30/16		1,495	1,746,176

Consumer Cyclical - Other - 0.2%
Carnival PLC
4.25%, 11/27/13	EUR	1,225	1,651,167

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.60%, 3/15/19	U.S.$	1,485	1,793,261

Consumer Non-Cyclical - 1.2%
Altria Group, Inc.
9.25%, 8/06/19		1,365	1,821,627
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,610	1,694,351
Delhaize Group SA
5.875%, 2/01/14		1,515	1,700,089
Fortune Brands, Inc.
5.125%, 1/15/11		1,615	1,622,352
Reynolds American, Inc.
7.625%, 6/01/16		1,480	1,759,067

			8,597,486

Energy - 2.0%
Anadarko Petroleum Corp.
5.95%, 9/15/16		1,500	1,600,601
BP Capital Markets PLC
3.125%, 10/01/15		1,689	1,699,105
Hess Corp.
8.125%, 2/15/19		1,355	1,760,010
Nabors Industries, Inc.
9.25%, 1/15/19		1,330	1,691,969
Noble Energy, Inc.
8.25%, 3/01/19		1,370	1,768,656
Noble Holding International Ltd.
4.90%, 8/01/20		124	133,224
Valero Energy Corp.
6.875%, 4/15/12		1,525	1,631,116
Weatherford International Ltd.
5.15%, 3/15/13		1,560	1,659,200
Williams Cos., Inc. (The)
7.875%, 9/01/21		1,410	1,705,004

			13,648,885

	Principal Amount (000)		U.S. $ Value
Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20	U.S.$	249	$261,998
Motorola, Inc.
7.50%, 5/15/25		1,540	1,779,749
Xerox Corp.
8.25%, 5/15/14		1,425	1,696,122

			3,737,869

Transportation - Railroads - 0.3%
CSX Corp.
7.375%, 2/01/19		1,445	1,805,623

			61,356,245

Financial Institutions - 6.1%
Banking - 2.6%
Bank of Scotland PLC
5.625%, 5/23/13	EUR	1,190	1,637,611
Barclays Bank PLC
5.45%, 9/12/12	U.S.$	1,535	1,652,837
BBVA Senior Finance SAU
Series G
3.625%, 5/14/12	EUR	1,200	1,556,334
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	1,445	1,668,092
Citigroup, Inc.
5.50%, 4/11/13		1,565	1,677,516
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		1,565	1,677,741
Macquarie Group Ltd.
7.625%, 8/13/19 (b)		1,470	1,680,685
Morgan Stanley
5.50%, 7/24/20		1,670	1,708,981
Santander International Debt SA
5.125%, 4/11/11	EUR	1,200	1,570,069
Standard Chartered Bank
6.40%, 9/26/17 (b)	U.S.$	1,150	1,272,292
UBS AG/Stamford CT
5.875%, 7/15/16		1,610	1,747,958

			17,850,116

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		654	698,351

Insurance - 3.4%
Aetna, Inc.
6.75%, 12/15/37		1,550	1,770,350
Allstate Corp. (The)
6.125%, 5/15/37		1,725	1,720,688
CIGNA Corp.
5.125%, 6/15/20		583	627,943
Genworth Financial, Inc.
6.515%, 5/22/18		1,675	1,694,648
Humana, Inc.
7.20%, 6/15/18		1,520	1,765,126
Lincoln National Corp.
8.75%, 7/01/19		1,350	1,700,892

	Principal Amount (000)		U.S. $ Value
Markel Corp.
7.125%, 9/30/19	U.S.$	543	$610,245
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1,585	1,713,811
Metropolitan Life Global Funding I
5.125%, 4/10/13 (b)		1,545	1,673,128
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		1,410	1,635,452
Principal Financial Group, Inc.
7.875%, 5/15/14		1,445	1,684,808
Prudential Financial, Inc.
Series D
7.375%, 6/15/19		1,425	1,709,604
Swiss Re Capital I LP
6.854%, 5/25/16 (b)		1,815	1,786,960
UnitedHealth Group, Inc.
5.25%, 3/15/11		1,600	1,619,890
XL Capital Ltd.
5.25%, 9/15/14		1,590	1,676,680

			23,390,225

			41,938,692

Utility - 2.1%
Electric - 0.8%
Nisource Finance Corp.
6.15%, 3/01/13		1,530	1,681,761
Ohio Power Co.
Series F
5.50%, 2/15/13		350	378,567
PPL Energy Supply LLC
6.50%, 5/01/18		1,550	1,780,807
Teco Finance, Inc.
4.00%, 3/15/16		1,680	1,752,018

			5,593,153

Natural Gas - 1.3%
DCP Midstream LLC
9.75%, 3/15/19 (b)		1,290	1,691,488
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14		1,525	1,699,419
EQT Corp.
8.125%, 6/01/19		1,385	1,671,444
Spectra Energy Capital LLC
8.00%, 10/01/19		1,395	1,748,298
Williams Partners LP
3.80%, 2/15/15		1,660	1,741,224

			8,551,873

			14,145,026

Total Corporates - Investment Grades (cost $114,776,399)			117,439,963

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 7.3%
Australia – 0.4%
Suncorp-Metway Ltd.
1.789%, 7/16/12 (b)(c)	U.S.$	2,600	$2,657,249

Netherlands - 1.9%
NIBC Bank NV
3.125%, 2/17/12	EUR	5,050	6,688,933
SNS Bank NV
2.875%, 1/30/12		5,090	6,732,136

			13,421,069

United Kingdom - 1.4%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	1,465	2,318,730
Skipton Building Society
2.00%, 4/05/12		1,485	2,332,336
West Bromwich Building Society
2.00%, 4/05/12		1,490	2,347,612
Yorkshire Building Society
2.00%, 3/30/12		1,490	2,337,069

			9,335,747

United States - 3.6%
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.50%, 12/08/11	EUR	18,510	24,537,681

Total Governments - Sovereign Agencies (cost $49,777,074)			49,951,746

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%
Non-Agency Fixed Rate CMBS - 5.4%
Banc of America Commercial Mortgage, Inc.
Series 2007-4, Class A4
5.933%, 2/10/51	U.S.$	3,275	3,480,071
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.293%, 12/10/49		3,445	3,701,136
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		3,350	3,458,995
Series 2007-C9, Class A4
6.009%, 12/10/49		4,250	4,569,582
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		3,455	3,613,545
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		3,925	4,245,969
Series 2007-C1, Class A4
5.716%, 2/15/51		3,375	3,534,553
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.078%, 6/15/38		3,220	3,500,123
Series 2007-C1, Class A4

	Principal Amount (000)		U.S. $ Value
5.424%, 2/15/40	U.S.$	3,335	$3,521,562
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		3,265	3,416,381

			37,041,917

Agency CMBS - 0.5%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.746%, 12/25/19		3,283	3,304,481

Total Commercial Mortgage-Backed Securities (cost $38,501,245)			40,346,398

SUPRANATIONALS - 2.0%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL	5,675	3,340,591
European Investment Bank
0.60%, 3/05/12 (c)	U.S.$	3,500	3,515,354
Inter-American Development Bank
0.492%, 3/16/11 (c)		6,610	6,615,070

Total Supranationals (cost $13,290,232)			13,471,015

GOVERNMENTS - TREASURIES - 1.3%
Canada - 1.3%
Canadian Government Bond
3.50%, 6/01/20 (cost $8,703,191)	CAD	8,565	8,637,171

ASSET-BACKED SECURITIES - 1.2%
Credit Cards - Floating Rate - 0.5%
American Express Credit Account Master Trust
Series 2007-8, Class A
0.553%, 5/15/15 (c)	U.S.$	3,676	3,679,811

Autos - Fixed Rate - 0.5%
Ford Credit Auto Owner Trust
Series 2009-D, Class A4
2.98%, 8/15/14		3,120	3,234,557

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		1,467	1,464,317

Total Asset-Backed Securities (cost $8,353,714)			8,378,685

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Russia - 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (b) (cost $4,959,435)	U.S.$	4,365	$4,714,200

CORPORATES - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.5%
Communications - Media - 0.1%
Ziggo Bond Co. BV
8.00%, 5/15/18 (b)	EUR	760	981,586

Communications - Telecommunications - 0.2%
Sunrise Communications International SA
7.00%, 12/31/17 (b)		750	988,141

Consumer Non-Cyclical - 0.2%
Universal Health Services, Inc.
7.125%, 6/30/16	U.S.$	1,485	1,629,523

Total Corporates-Non - Investment Grades (cost $3,705,495)			3,599,250

GOVERNMENTS-SOVEREIGN BONDS - 0.1%
Poland - 0.1%
Poland Government International Bond
3.875%, 7/16/15 (cost $774,851)		777	778,942

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19 (cost $660,807)		590	703,575

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (d) (cost $2,351,698)		2,351,698	2,351,698

Total Investments - 135.1% (cost $873,139,721) (e)			926,718,964
Other assets less liabilities - (35.1)% (f)			(240,602,530)

Net Assets - 100.0%			$686,116,434

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
German Euro Bobl Futures	68	December 2010	$10,585,151	$10,594,742	$9,591
U.S. T-Bond 30 Yr Futures	64	March 2011	8,102,126	8,146,000	43,874
Sold Contracts
Japan Government Bonds 10 Yr Futures	8	December 2010	13,491,632	13,465,886	25,746
U.S. T-Note 5 Yr Futures	450	March 2011	53,816,915	53,933,203	(116,288)
U.S. T-Note 10 Yr Futures	46	March 2011	5,713,253	5,709,031	4,222

					$(32,855)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:
Australian Dollar settling 12/22/10	3,604	$3,503,837	$3,446,128	$(57,709)
Euro settling 1/06/11	162	210,540	210,109	(431)
Euro settling 1/06/11	5,035	6,597,026	6,534,513	(62,513)
Swedish Krona settling 12/15/10	48,649	7,305,630	6,914,755	(390,875)
Credit Suisse London Branch (GFX):
Euro settling 1/06/11	91	124,133	118,111	(6,022)
Euro settling 1/06/11	1,284	1,784,188	1,666,514	(117,674)
Deutsche Bank AG London:
British Pound settling 12/01/10	97	152,418	150,168	(2,250)
Goldman Sachs International:
Brazilian Real settling 12/02/10	5,928	3,420,660	3,457,368	36,708
HSBC Bank USA:
Brazilian Real settling 12/02/10	5,928	3,454,346	3,457,368	3,022
Morgan Stanley and Co., Inc.:
South Korean Won settling 1/21/11	15,135,408	13,343,978	13,021,929	(322,049)
Royal Bank of Scotland PLC:
Euro settling 12/01/10 (1)	5,035	6,965,968	6,535,253	(430,715)
UBS AG:
Norwegian Krone settling 12/15/10	14,326	2,443,898	2,304,607	(139,291)
South Korean Won settling 1/21/11	744,187	641,817	640,270	(1,547)
Sale Contracts:
Barclays Bank PLC Wholesale:
British Pound settling 2/02/11	122	190,012	189,747	265
Japanese Yen settling 1/13/11	843,372	10,399,167	10,083,542	315,625
Japanese Yen settling 1/13/11	39,723	475,100	474,938	162
Credit Suisse London Branch (GFX):
Canadian Dollar settling 1/21/11	9,002	8,780,687	8,760,911	19,776
Norwegian Krone settling 12/15/10	14,326	2,456,375	2,304,607	151,768
Goldman Sachs International:
Brazilian Real settling 12/02/10	5,928	3,454,346	3,457,368	(3,022)
Brazilian Real settling 1/04/11	5,928	3,399,085	3,432,501	(33,416)
HSBC Bank USA:
Brazilian Real settling 12/02/10	5,928	3,442,710	3,457,368	(14,658)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
British Pound settling 12/01/10	7,571	$11,902,161	$11,775,652	$126,509
Royal Bank of Scotland PLC:
British Pound settling 12/01/10 (1)	4,414	6,965,968	6,865,783	100,185
UBS AG:
British Pound settling 2/02/11	11,888	18,484,913	18,483,896	1,017
Euro settling 1/06/11	50,372	69,683,760	65,378,606	4,305,154

(1)	Represents a cross-currency purchase of Euro and a sale of British Pound.

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Barclays Bank PLC	$50,940	11/17/13	1.059%	3 Month LIBOR	$(80,900)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at November 30, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Bank of America: CDX - NAHYS14V1 - 5 Year Index, 6/20/15*	5.00%	4.967%	$19,880	$223,650	$109,377	$114,273
Bank of America: CDX - NAIGS14V1 - 5 Year Index, 6/20/15*	1.00	0.935	66,270	319,885	391,741	(71,856)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at November 30, 2010
Bank of America	0.25%	12/31/10	$3,079,888
Bank of America	0.36%	12/31/10	25,064,770
Bank of America	0.24%	12/31/10	34,473,662
Bank of America	0.23%	12/02/10	40,322,164
Bank of America	0.22%	12/02/10	50,708,797
Barclays Bank	0.25%	12/31/10	2,476,100
Barclays Bank	0.24%	12/21/10	97,958,349

			$254,083,730

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $130,976,320.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate market value of these securities amounted to $20,829,408 or 3.0% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2010.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,609,249 and gross unrealized depreciation of investments was $(1,030,006), resulting in net unrealized appreciation of $53,579,243.
(f)	An amount of U.S. $472,794 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2010.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound

Glossary:

ABS	-	Asset-Backed Securities
CMBS	-	Commercial Mortgage-Backed Securities
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Bond Inflation Protection Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$676,346,321	$—	$676,346,321
Corporates - Investment Grades	—	117,439,963	—	117,439,963
Governments - Sovereign Agencies	—	49,951,746	—	49,951,746
Commercial Mortgage-Backed Securities	—	33,344,765	7,001,633	40,346,398
Supranationals	—	13,471,015	—	13,471,015
Governments - Treasuries	—	8,637,171	—	8,637,171
Asset-Backed Securities	—	6,914,368	1,464,317	8,378,685
Quasi-Sovereigns	—	4,714,200	—	4,714,200
Corporates - Non-Investment Grades	—	3,599,250	—	3,599,250
Governments - Sovereign Bonds	—	778,942	—	778,942
Emerging Markets - Corporate Bonds	—	703,575	—	703,575
Short-Term Investments	2,351,698	—	—	2,351,698

Total Investments in Securities	2,351,698	915,901,316	8,465,950	926,718,964
Other Financial Instruments* :
Assets
Futures Contracts	83,433	—	—	83,433
Foreign Currency Exchange Contracts	—	5,060,191	—	5,060,191
Credit Default Swap Contracts	—	114,273	—	114,273
Liabilities
Futures Contracts	(116,288)	—	—	(116,288)
Foreign Currency Exchange Contracts	—	(1,582,172)	—	(1,582,172)
Interest Rate Swap Contracts	—	(80,900)	—	(80,900)
Credit Default Swap Contracts	—	(71,856)	—	(71,856)

Total	$2,318,843	$919,340,852	$8,465,950	$930,125,645

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Asset-Backed Securities	Total
Balance as of 8/31/10	$6,992,868	$—	$6,992,868
Accrued discounts /premiums	408	1	409
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	8,357	(2,715)	5,642
Net purchases (sales)	—	1,467,031	1,467,031
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 11/30/10	$7,001,633	$1,464,317	$8,465,950

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/10	$8,357	$(2,715)	$5,642

AllianceBernstein Pooling Portfolios

Volatility Management

Portfolio of Investments

November 30, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 34.2%
Equity:Other - 4.3%
Diversified/Specialty - 3.6%
Affine SA	100	$2,112
Alexandria Real Estate Equities, Inc.	2,360	157,530
Allgreen Properties Ltd.	33,100	28,805
Artis Real Estate Investment Trust	3,200	39,121
Azrieli Group (a)	1,500	38,157
Babis Vovos International Construction SA (a)	80	171
BioMed Realty Trust, Inc.	5,350	94,321
British Land Co. PLC	40,918	306,295
CA Immobilien Anlagen AG (a)	3,740	48,706
Canadian Real Estate Investment Trust	2,800	84,746
CapitaLand Ltd.	145,500	397,579
CapLease, Inc.	2,400	14,640
CB Richard Ellis Group, Inc.-Class A (a)	1,000	19,190
Cheung Kong Holdings Ltd.	6,000	88,381
City Developments Ltd.	32,600	312,418
Cofinimmo	570	70,223
Corrections Corp. of America (a)	4,720	113,988
Country Garden Holdings Co.	140,500	51,049
Cousins Properties, Inc.	4,288	31,817
Daejan Holdings PLC	200	7,432
Dexus Property Group	205,280	153,341
DIC Asset AG	1,200	11,483
Digital Realty Trust, Inc.	3,660	192,223
DuPont Fabros Technology, Inc.	2,490	56,249
Eurobank Properties Real Estate Investment Co.	820	6,126
F&C Commercial Property Trust Ltd.	11,400	15,604
FKP Property Group	36,640	29,294
Fonciere Des Regions	1,570	142,294
Forest City Enterprises, Inc. (a)	5,660	86,881
Franklin Street Properties Corp.	3,320	42,596
Gecina SA	1,066	111,129
GPT Group	95,695	254,501
H&R Real Estate Investment Trust	6,100	117,656
Hang Lung Properties Ltd.	96,500	446,183
Helical Bar PLC	4,470	19,508
Henderson Land Development Co., Ltd.	53,300	373,901
Hopson Development Holdings Ltd. (a)	29,500	29,533
Hysan Development Co., Ltd.	33,500	137,876
ICADE	1,051	98,396
ING UK Real Estate Income Trust Ltd.	14,400	10,657
Inmobiliaria Colonial SA (a)	143,700	9,324
Investors Real Estate Trust	3,210	28,409
Invista Foundation Property	15,600	9,721
IRP Property Investments Ltd.	3,410	4,360
ISIS Property Ltd.	2,380	3,832
Kenedix Realty Investment Corp.-Class A	10	40,080
Keppel Land Ltd.	31,500	113,246
Kerry Properties Ltd.	33,000	165,210
Kiwi Income Property Trust	41,300	30,682
Klovern AB	5,290	21,760
Kungsleden AB	5,800	42,750
Lamda Development SA (a)	500	2,207
Land Securities Group PLC	35,052	343,185
Lexington Realty Trust	5,580	43,803
Minerva PLC (a)	6,770	7,766

Company	Shares	U.S. $ Value
Mitsubishi Estate Co., Ltd.	48,440	$816,454
Mitsui Fudosan Co., Ltd.	40,040	707,669
Morguard Real Estate Investment Trust	1,800	25,811
Mucklow < A & J > Group PLC	1,000	4,744
New World China Land Ltd.	73,800	26,053
New World Development Ltd.	123,800	243,678
Nieuwe Steen Investments Funds NV	1,600	29,180
Nomura Real Estate Holdings, Inc.	4,380	64,212
Premier Investment Corp.	5	24,273
Quintain Estates & Development PLC (a)	21,670	11,545
Shui On Land Ltd.	108,400	54,174
Singapore Land Ltd.	7,000	38,700
Sino Land Co., Ltd.	126,600	266,523
Soho China Ltd.	89,300	66,850
ST Modwen Properties PLC	6,300	13,355
Standard Life Investment Property Income Trust PLC	4,800	4,629
Sumitomo Realty & Development Co., Ltd.	20,990	451,052
Sun Hung Kai Properties Ltd.	87,500	1,433,892
Suntec Real Estate Investment Trust	78,000	83,863
Swire Pacific Ltd.	3,000	45,942
TAG Immobilien AG (a)	1,920	14,580
Tokyu Land Corp.	16,870	75,410
Tokyu REIT, Inc.	5	29,131
Top REIT, Inc.	7	41,643
UK Commercial Property Trust Ltd.	15,200	17,682
Unibail-Rodamco SE	4,241	736,428
Unite Group PLC (a)	6,780	19,728
United Urban Investment Corp.	48	55,350
Vornado Realty Trust	8,320	678,746
Washington Real Estate Investment Trust	2,590	79,461
Wereldhave Belgium NV	50	4,338
Wereldhave NV	970	85,442
Weyerhaeuser Co.	1,892	31,577
Wharf Holdings Ltd.	64,500	429,941
Wihlborgs Fastigheter AB	1,660	39,849
Winthrop Realty Trust	800	9,576

		11,869,928

Health Care - 0.6%
Chartwell Seniors Housing Real Estate Investment Trust	6,000	47,051
Extendicare Real Estate Investment Trust	3,300	29,510
HCP, Inc.	14,310	471,228
Health Care REIT, Inc.	5,720	264,722
Healthcare Realty Trust, Inc.	2,850	58,824
LTC Properties, Inc.	1,000	26,990
Medical Properties Trust, Inc.	4,680	49,046
National Health Investors, Inc.	1,200	52,800
National Healthcare Corp.	420	18,194
Nationwide Health Properties, Inc.	5,200	187,460
Omega Healthcare Investors, Inc.	3,890	82,118
Primary Health Properties PLC	2,640	13,182
Senior Housing Properties Trust	5,530	123,485
Universal Health Realty Income Trust	460	16,132
Ventas, Inc.	7,200	369,144

		1,809,886

Triple Net - 0.1%
Agree Realty Corp.	400	11,180

Company	Shares	U.S. $ Value
Entertainment Properties Trust	1,910	$88,433
Getty Realty Corp.	900	26,829
National Retail Properties, Inc.	3,470	90,255
Realty Income Corp.	4,420	150,501

		367,198

		14,047,012

Financials - 4.2%
Capital Markets - 0.6%
Ameriprise Financial, Inc.	900	46,656
Bank of New York Mellon Corp. (The)	4,250	114,707
Charles Schwab Corp. (The)	3,450	51,854
Credit Suisse Group AG	4,707	174,037
Daiwa Securities Group, Inc.	7,000	31,739
Deutsche Bank AG	3,891	184,247
E*Trade Financial Corp. (a)	670	9,883
Federated Investors, Inc.-Class B	300	7,113
Franklin Resources, Inc.	550	62,749
Goldman Sachs Group, Inc. (The)	1,850	288,859
ICAP PLC	5,261	38,912
Invesco Ltd.	1,650	35,871
Investec PLC	3,115	24,065
Janus Capital Group, Inc.	650	6,786
Julius Baer Group Ltd.	788	29,891
Legg Mason, Inc.	550	17,941
Macquarie Group Ltd.	1,440	48,835
Man Group PLC	7,387	30,412
Mizuho Securities Co., Ltd.	1,000	2,340
Morgan Stanley	5,000	122,300
Nomura Holdings, Inc.	14,800	85,350
Northern Trust Corp.	850	42,755
Ratos AB	34	1,136
SBI Holdings, Inc.	45	6,114
State Street Corp.	1,800	77,760
T Rowe Price Group, Inc.	900	52,497
UBS AG (a)	15,207	229,058

		1,823,867

Commercial Banks - 1.9%
Alpha Bank AE (a)	3,410	18,882
Australia & New Zealand Banking Group Ltd.	10,586	229,467
Banca Monte dei Paschi di Siena SpA (a)	24,538	26,243
Banco Bilbao Vizcaya Argentaria SA	17,575	161,449
Banco de Sabadell SA	3,491	13,537
Banco de Valencia SA	30	126
Banco Espirito Santo SA	7,004	25,294
Banco Popular Espanol SA	2,801	14,241
Banco Santander SA	34,393	327,864
Bank Hapoalim BM (a)	5,232	24,487
Bank Leumi Le-Israel BM	5,181	24,397
Bank of Cyprus Public Co., Ltd.	1,125	4,195
Bank of East Asia Ltd.	11,000	46,457
Bank of Kyoto Ltd. (The)	3,000	26,487
Bank of Yokohama Ltd. (The)	5,000	24,177
Bankinter SA	1,056	5,332
Barclays PLC	47,810	192,088
BB&T Corp.	2,450	56,840
BNP Paribas	3,960	234,232
BOC Hong Kong Holdings Ltd.	15,500	52,977

Company	Shares	U.S. $ Value
Chiba Bank Ltd. (The)	3,000	$17,430
Chugoku Bank Ltd. (The)	1,000	11,353
Chuo Mitsui Trust Holdings, Inc.	7,000	24,653
Comerica, Inc.	600	21,894
Commerzbank AG (a)	3,179	23,074
Commonwealth Bank of Australia	6,471	298,799
Credit Agricole SA	3,877	47,373
Danske Bank A/S (a)	1,107	27,458
DBS Group Holdings Ltd.	7,000	74,176
Dexia SA (a)	87	319
DnB NOR ASA	4,130	50,540
Erste Group Bank AG	790	30,860
Fifth Third Bancorp	2,850	34,057
First Horizon National Corp. (a)	821	7,857
Fukuoka Financial Group, Inc.	7,000	26,887
Governor & Co. of the Bank of Ireland (The) (a)	29,288	11,913
Hachijuni Bank Ltd. (The)	2,000	10,347
Hang Seng Bank Ltd.	3,200	52,416
Hiroshima Bank Ltd. (The)	2,000	7,966
Hokuhoku Financial Group, Inc.	4,000	7,299
HSBC Holdings PLC	73,165	740,393
Huntington Bancshares, Inc.	2,550	14,879
Intesa Sanpaolo SpA	32,183	83,711
Iyo Bank Ltd. (The)	1,000	7,110
Joyo Bank Ltd. (The)	6,000	25,289
KBC Groep NV (a)	573	20,053
KeyCorp	3,150	23,720
Lloyds Banking Group PLC (a)	170,670	161,191
M&T Bank Corp.	300	23,088
Marshall & Ilsley Corp.	1,850	8,862
Mitsubishi UFJ Financial Group, Inc.	53,200	252,249
Mizuho Financial Group, Inc.	83,803	132,370
Mizuho Trust & Banking Co., Ltd. (a)	30,000	26,844
National Australia Bank Ltd.	8,863	198,751
National Bank of Greece SA (a)	3,995	33,249
Nordea Bank AB	13,514	134,861
Oversea-Chinese Banking Corp. Ltd.	10,000	75,188
PNC Financial Services Group, Inc.	1,900	102,315
Regions Financial Corp.	4,400	23,672
Resona Holdings, Inc.	2,500	15,257
Royal Bank of Scotland Group PLC (a)	72,666	42,603
Shizuoka Bank Ltd. (The)	3,000	25,235
Skandinaviska Enskilda Banken AB	4,240	30,805
Societe Generale	2,628	121,513
Standard Chartered PLC	9,478	255,318
Sumitomo Mitsui Financial Group, Inc.	5,600	171,969
Sumitomo Trust & Banking Co., Ltd. (The)	6,000	31,839
SunTrust Banks, Inc.	1,750	40,880
Svenska Handelsbanken AB	2,045	61,106
Swedbank AB (a)	3,399	42,985
UniCredit SpA	56,374	108,967
Unione di Banche Italiane SCPA	2,261	18,724
United Overseas Bank Ltd.	5,000	70,070
US Bancorp	6,850	162,893
Wells Fargo & Co.	18,650	507,466
Westpac Banking Corp.	12,441	254,367
Yamaguchi Financial Group, Inc.	1,000	8,922

Company	Shares	U.S. $ Value
Zions BanCorp.	600	$11,670

		6,365,827

Consumer Finance - 0.1%
Acom Co., Ltd.	180	2,112
American Express Co.	3,742	161,729
Capital One Financial Corp.	1,650	61,430
Discover Financial Services	1,850	33,818
ORIX Corp.	440	37,529
SLM Corp. (a)	1,700	19,635

		316,253

Diversified Financial Services - 0.6%
ASX Ltd.	1,658	59,980
Bank of America Corp.	35,900	393,105
Citigroup, Inc. (a)	91,301	383,464
CME Group, Inc.-Class A	250	72,015
Criteria Caixacorp SA	4,652	22,814
Deutsche Boerse AG	815	49,236
Eurazeo	295	20,065
Exor SpA	1,030	27,147
Groupe Bruxelles Lambert SA	337	26,402
Hong Kong Exchanges and Clearing Ltd.	4,300	97,768
ING Groep NV (a)	16,006	141,167
IntercontinentalExchange, Inc. (a)	300	33,810
Investor AB	1,435	27,823
JPMorgan Chase & Co.	14,150	528,927
Kinnevik Investment AB	1,317	26,014
Leucadia National Corp. (a)	700	18,172
Mitsubishi UFJ Lease & Finance Co., Ltd.	760	27,747
Moody’s Corp.	700	18,781
NASDAQ OMX Group, Inc. (The) (a)	500	10,730
NYSE Euronext	900	24,588
Pargesa Holding SA	658	49,443
Resolution Ltd.	9,699	31,924
Singapore Exchange Ltd.	2,000	13,052

		2,104,174

Insurance - 0.9%
ACE Ltd.	1,245	72,857
Admiral Group PLC	991	23,598
Aegon NV (a)	5,900	32,438
Aflac, Inc.	1,700	87,550
Ageas	12,730	29,005
AIA Group Ltd. (a)	30,000	86,541
Allianz SE	1,897	207,715
Allstate Corp. (The)	1,900	55,309
American International Group, Inc. (a)	500	20,645
AMP Ltd.	9,684	46,861
AON Corp.	1,150	46,138
Assicurazioni Generali SpA	4,879	85,485
Assurant, Inc.	400	14,108
Aviva PLC	11,722	64,665
Berkshire Hathaway, Inc. (a)	6,200	494,016
Chubb Corp.	1,150	65,562
Cincinnati Financial Corp.	550	16,580
Dai-ichi Life Insurance Co., Ltd. (The)	16	22,956
Genworth Financial, Inc.-Class A (a)	1,750	20,405

Company	Shares	U.S. $ Value
Hartford Financial Services Group, Inc.	1,550	$34,503
Insurance Australia Group Ltd.	1,263	4,554
Legal & General Group PLC	20,187	28,717
Lincoln National Corp.	1,100	26,268
Loews Corp.	1,150	43,022
Mapfre SA	2,433	6,163
Marsh & McLennan Cos., Inc.	1,900	47,652
MetLife, Inc.	3,261	124,407
MS&AD Insurance Group Holdings	2,200	50,315
Muenchener Rueckversicherungs AG (MunichRe)	788	109,302
NKSJ Holdings, Inc. (a)	6,000	40,092
Principal Financial Group, Inc.	1,050	28,602
Progressive Corp. (The)	2,350	47,799
Prudential Financial, Inc.	1,700	86,156
Prudential PLC	10,609	93,875
QBE Insurance Group Ltd.	4,325	69,732
RSA Insurance Group PLC	13,580	25,407
Sampo Oyj-Class A	1,984	48,510
SCOR SE	854	19,924
Sony Financial Holdings, Inc.	7	25,322
Standard Life PLC	7,414	23,224
Suncorp-Metway Ltd.	3,312	28,618
Swiss Reinsurance Co., Ltd.	1,472	67,979
T&D Holdings, Inc.	1,150	26,065
Tokio Marine Holdings, Inc.	3,000	84,916
Torchmark Corp.	300	17,241
Travelers Cos., Inc. (The)	1,700	91,783
Tryg AS	450	19,409
Unum Group	1,150	24,714
XL Group PLC	1,200	23,592
Zurich Financial Services AG	619	137,726

		2,998,023

Real Estate Investment Trusts (REITs) - 0.0%
Plum Creek Timber Co., Inc.	550	19,822

Real Estate Management & Development - 0.1%
CapitaMalls Asia Ltd.	86,900	129,563
Daito Trust Construction Co., Ltd.	200	12,356
Daiwa House Industry Co., Ltd.	2,000	22,543
Hang Lung Group Ltd.	3,000	19,232
IMMOFINANZ AG (a)	6,501	23,053
Wheelock & Co., Ltd.	2,000	7,124

		213,871

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,850	20,998
People’s United Financial, Inc.	1,300	16,107

		37,105

		13,878,942

Industrials - 3.3%
Aerospace & Defense - 0.4%
BAE Systems PLC	14,402	74,096
Boeing Co. (The)	2,650	168,990
Cobham PLC	10,443	31,290
European Aeronautic Defence and Space Co. NV (a)	1,281	28,701
Finmeccanica SpA	2,371	26,764
General Dynamics Corp.	1,350	89,221

Company	Shares	U.S. $ Value
Goodrich Corp.	450	$38,597
Honeywell International, Inc.	2,750	136,702
ITT Corp.	650	29,900
L-3 Communications Holdings, Inc.	400	28,132
Lockheed Martin Corp.	1,050	71,442
Northrop Grumman Corp.	1,050	64,764
Precision Castparts Corp.	550	75,939
Raytheon Co.	1,350	62,438
Rockwell Collins, Inc.	550	30,833
Rolls-Royce Group PLC (a)	7,748	73,408
Rolls-Royce Group PLC-C Shrs (a)	495,872	771
Safran SA	878	27,472
Singapore Technologies Engineering Ltd.	13,000	32,080
Thales SA	649	22,736
United Technologies Corp.	3,350	252,154

		1,366,430

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	600	44,226
Deutsche Post AG	3,536	56,549
Expeditors International of Washington, Inc.	750	39,675
FedEx Corp.	1,150	104,788
Kuehne & Nagel International AG	245	31,424
TNT NV	2,764	65,920
United Parcel Service, Inc.-Class B	3,550	248,962
Yamato Holdings Co., Ltd.	1,700	21,445

		612,989

Airlines - 0.1%
All Nippon Airways Co., Ltd. (a)	3,000	10,614
British Airways PLC (a)	8,889	35,389
Cathay Pacific Airways Ltd.	4,000	11,618
Deutsche Lufthana (REG) (a)	1,662	35,310
Qantas Airways Ltd. (a)	13,601	34,228
Singapore Airlines Ltd.	2,000	23,375
Southwest Airlines Co.	2,650	35,298

		185,832

Building Products - 0.1%
Asahi Glass Co., Ltd.	4,000	44,477
Assa Abloy AB	1,453	39,007
Cie de St-Gobain	1,607	71,863
Daikin Industries Ltd.	1,000	35,791
Geberit AG	191	38,555
JS Group Corp.	1,000	18,430
Masco Corp.	1,250	13,637
TOTO Ltd.	1,000	6,648

		268,408

Commercial Services & Supplies - 0.1%
Aggreko PLC	1,053	24,010
Avery Dennison Corp.	400	15,016
Brambles Ltd.	4,045	26,344
Capita Group PLC (The)	2,071	21,023
Cintas Corp.	450	12,035
Dai Nippon Printing Co., Ltd.	2,000	25,157
Edenred (a)	469	10,435
G4S PLC	6,179	22,903
Iron Mountain, Inc.	700	15,547

Company	Shares	U.S. $ Value
Pitney Bowes, Inc.	700	$15,358
Republic Services, Inc.-Class A	1,000	28,140
RR Donnelley & Sons Co.	700	11,032
Secom Co., Ltd.	900	40,038
Securitas AB	2,315	24,601
Serco Group PLC	3,921	33,087
Stericycle, Inc. (a)	300	22,170
Toppan Printing Co., Ltd.	3,000	25,050
Waste Management, Inc.	1,700	58,225

		430,171

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	399	17,519
Bouygues SA	547	21,811
Ferrovial SA	2,415	22,883
Fluor Corp.	650	37,589
Fomento de Construcciones y Contratas SA	242	5,495
Hochtief AG	500	36,955
Jacobs Engineering Group, Inc. (a)	450	17,325
JGC Corp.	1,000	19,317
Kajima Corp.	4,000	9,958
Leighton Holdings Ltd.	815	24,570
Obayashi Corp.	2,000	8,291
Quanta Services, Inc. (a)	750	13,208
Shimizu Corp.	7,000	28,047
Skanska AB	1,000	17,790
Vinci SA	1,822	88,134

		368,892

Electrical Equipment - 0.3%
ABB Ltd. (REG) (a)	9,247	179,013
Alstom SA	464	19,088
Bekaert SA	160	15,205
Emerson Electric Co.	2,700	148,689
First Solar, Inc. (a)	200	24,570
Furukawa Electric Co., Ltd.	2,000	8,507
GS Yuasa Corp.	1,000	6,685
Legrand SA	1,711	65,332
Mitsubishi Electric Corp.	8,000	79,032
Nidec Corp.	500	49,898
Rockwell Automation, Inc.	500	33,060
Roper Industries, Inc.	350	25,343
Schneider Electric SA	1,004	140,720
Sumitomo Electric Industries Ltd.	3,200	41,778
Vestas Wind Systems A/S (a)	1,139	32,467

		869,387

Industrial Conglomerates - 0.5%
3M Co.	2,550	214,149
Delek Group Ltd.	98	25,627
Fraser and Neave Ltd.	2,000	9,097
General Electric Co.	38,250	605,497
Hankyu Hanshin Holdings, Inc.	5,000	22,679
Hutchison Whampoa Ltd.	9,000	89,655
Keppel Corp. Ltd.	5,000	40,341
Koninklijke Philips Electronics NV	4,120	111,397
Orkla ASA	3,785	31,749
SembCorp Industries Ltd.	3,000	10,945
Siemens AG	3,438	374,730

Company	Shares	U.S. $ Value
Smiths Group PLC	1,491	$26,429
Textron, Inc.	950	21,242
Tyco International Ltd.	1,773	67,179

		1,650,716

Industrial Warehouse Distribution - 0.3%
AMB Property Corp.	7,220	210,680
Ascendas Real Estate Investment Trust	84,000	132,268
DCT Industrial Trust, Inc.	9,560	47,226
EastGroup Properties, Inc.	1,080	43,060
First Industrial Realty Trust, Inc. (a)	2,650	20,166
First Potomac Realty Trust	1,900	29,906
Global Logistic Properties Ltd. (a)	76,500	128,625
Mapletree Logistics Trust	70,100	49,894
ProLogis	25,300	329,153
ProLogis European Properties (a)	6,050	36,074
Segro PLC	31,140	132,444
Warehouses De Pauw SCA	390	17,718

		1,177,214

Machinery - 0.6%
Alfa Laval AB	1,562	27,441
Amada Co., Ltd.	1,000	6,822
Atlas Copco AB	1,516	29,820
Atlas Copco AB-Class A	2,919	64,458
Caterpillar, Inc.	2,250	190,350
Cummins, Inc.	700	67,984
Danaher Corp.	1,900	82,175
Deere & Co.	1,550	115,785
Dover Corp.	650	35,626
Eaton Corp.	600	57,840
Fanuc Ltd.	800	114,346
Flowserve Corp.	200	21,092
Hexagon AB	1,337	25,313
Hino Motors Ltd.	2,000	9,827
Hitachi Construction Machinery Co., Ltd.	1,200	27,294
IHI Corp.	4,000	8,256
Illinois Tool Works, Inc.	1,825	86,925
Ingersoll-Rand PLC	1,155	47,355
Japan Steel Works Ltd. (The)	1,000	9,788
Kawasaki Heavy Industries Ltd.	10,000	30,857
Komatsu Ltd.	4,000	110,544
Kone Oyj	549	28,727
Kubota Corp.	5,000	45,183
Kurita Water Industries Ltd.	1,000	28,751
Makita Corp.	300	10,822
MAN SE	273	31,949
Metso Oyj	538	27,618
Minebea Co. Ltd.	1,000	5,917
Mitsubishi Heavy Industries Ltd.	13,000	46,661
NGK Insulators Ltd.	1,000	14,850
NSK Ltd.	4,000	33,665
NTN Corp.	1,000	4,546
PACCAR, Inc.	1,300	70,018
Pall Corp.	400	18,108
Parker Hannifin Corp.	600	48,138
Sandvik AB	4,213	71,343
Scania AB	1,009	20,625
Schindler Holding AG	322	36,767
SembCorp Marine Ltd.	7,000	25,799

Company	Shares	U.S. $ Value
SKF AB	1,285	$34,216
SMC Corp.	200	31,712
Snap-On, Inc.	200	10,586
Sumitomo Heavy Industries Ltd.	4,000	24,513
THK Co., Ltd.	400	8,278
Vallourec SA	260	24,626
Volvo AB-Class B (a)	4,547	66,101
Wartsila Oyj	406	28,125
Weir Group PLC (The)	868	23,492
Zardoya Otis SA	1,413	19,963

		2,010,997

Marine - 0.0%
AP Moller-Maersk A/S (“A” Line of shares)	5	39,598
AP Moller-Maersk A/S (“B” Line of shares)	4	32,401
Kawasaki Kisen Kaisha Ltd.	2,000	8,347
Mitsui OSK Lines Ltd.	5,000	34,328
Neptune Orient Lines Ltd. (a)	5,000	8,206
Nippon Yusen KK	6,000	26,144
Orient Overseas International Ltd.	500	4,836

		153,860

Mixed Office Industrial - 0.1%
Goodman Group	270,290	165,642
ING Industrial Fund	109,370	53,953

		219,595

Professional Services - 0.1%
Adecco SA	448	25,445
Bureau Veritas SA	607	44,234
Dun & Bradstreet Corp.	200	15,068
Equifax, Inc.	450	15,575
Experian PLC	2,795	31,971
Intertek Group PLC	1,297	36,630
Randstad Holding NV (a)	339	15,501
Robert Half International, Inc.	500	13,860
SGS SA	13	21,291

		219,575

Road & Rail - 0.2%
Central Japan Railway Co.	6	46,264
CSX Corp.	1,350	82,093
East Japan Railway Co.	1,400	83,586
Keihin Electric Express Railway Co., Ltd.	1,000	8,781
Keio Corp.	4,000	27,000
Kintetsu Corp.	7,000	20,891
MTR Corp.	9,000	32,947
Nippon Express Co., Ltd.	7,000	27,890
Norfolk Southern Corp.	1,350	81,230
Odakyu Electric Railway Co., Ltd.	3,000	27,320
QR National Ltd. (a)	7,202	19,329
Ryder System, Inc.	200	8,622
Tobu Railway Co., Ltd.	2,000	10,862
Tokyu Corp.	5,000	22,067
Union Pacific Corp.	1,800	162,198
West Japan Railway Co.	7	24,508

		685,588

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.2%
Fastenal Co.	550	$29,436
ITOCHU Corp.	6,000	55,566
Marubeni Corp.	7,000	45,308
Mitsubishi Corp.	5,700	143,902
Mitsui & Co., Ltd.	7,300	113,835
Noble Group Ltd.	21,181	32,841
Sumitomo Corp.	4,700	61,182
Toyota Tsusho Corp.	600	9,730
Wolseley PLC (a)	1,073	28,689
WW Grainger, Inc.	250	31,232

		551,721

Transportation Infrastructure - 0.0%
Abertis Infraestructuras SA	1,041	16,533
Aeroports de Paris	505	38,626
Atlantia SpA	1,286	25,168
Auckland International Airport Ltd.	343	530
Transurban Group	5,712	28,448

		109,305

		10,880,680

Information Technology - 2.9%
Communications Equipment - 0.3%
Alcatel-lucent (a)	7,334	19,902
Cisco Systems, Inc. (a)	20,400	390,864
Harris Corp.	450	19,908
JDS Uniphase Corp. (a)	750	8,902
Juniper Networks, Inc. (a)	1,850	62,937
Motorola, Inc. (a)	8,350	63,961
Nokia Oyj	15,648	144,707
QUALCOMM, Inc.	5,750	268,755
Telefonaktiebolaget LM Ericsson-Class B	12,584	129,884
Tellabs, Inc.	1,350	8,519

		1,118,339

Computers & Peripherals - 0.6%
Apple, Inc. (a)	3,300	1,026,795
Dell, Inc. (a)	6,050	79,981
EMC Corp. (a)	7,350	157,952
Fujitsu Ltd.	8,000	51,257
Hewlett-Packard Co.	8,150	341,729
Lexmark International, Inc.-Class A (a)	300	10,872
Logitech International SA (a)	147	2,820
NEC Corp.	11,000	30,273
NetApp, Inc. (a)	1,300	66,209
QLogic Corp. (a)	350	6,262
SanDisk Corp. (a)	850	37,910
Seiko Epson Corp.	400	6,546
Toshiba Corp.	17,000	88,315
Western Digital Corp. (a)	800	26,800

		1,933,721

Electronic Equipment & Instruments & Components - 0.2%
Agilent Technologies, Inc. (a)	1,250	43,775
Amphenol Corp.-Class A	600	30,018

Company	Shares	U.S. $ Value
Corning, Inc.	5,500	$97,130
FLIR Systems, Inc. (a)	550	14,743
Foxconn International Holdings Ltd. (a)	19,000	13,246
Fujifilm Holdings Corp.	1,900	63,599
Hamamatsu Photonics KK	300	9,836
Hirose Electric Co. Ltd.	100	9,879
Hitachi High-Technologies Corp.	400	8,445
Hitachi Ltd.	19,000	89,607
Hoya Corp.	1,800	42,420
Ibiden Co., Ltd.	200	5,483
Jabil Circuit, Inc.	700	10,577
Keyence Corp.	200	50,344
Kyocera Corp.	700	71,244
Molex, Inc.	450	9,360
Murata Manufacturing Co., Ltd.	800	48,755
Nippon Electric Glass Co., Ltd.	1,000	14,008
Omron Corp.	800	19,712
TDK Corp.	500	32,107

		684,288

Internet Software & Services - 0.3%
Akamai Technologies, Inc. (a)	650	33,923
eBay, Inc. (a)	4,100	119,433
Google, Inc.-Class A (a)	927	515,143
Monster Worldwide, Inc. (a)	450	10,161
United Internet AG	166	2,340
VeriSign, Inc. (a)	600	20,586
Yahoo! Japan Corp.	61	21,875
Yahoo!, Inc. (a)	4,800	75,696

		799,157

IT Services - 0.4%
Amadeus IT Holding SA (a)	829	15,926
Automatic Data Processing, Inc.	1,750	77,998
Cap Gemini SA	502	21,136
Cognizant Technology Solutions Corp.-Class A (a)	1,100	71,478
Computer Sciences Corp.	550	24,547
Computershare Ltd.	2,690	25,413
Fidelity National Information Services, Inc.	900	24,210
Fiserv, Inc. (a)	550	30,415
International Business Machines Corp.	4,550	643,643
Mastercard, Inc.-Class A	350	82,960
Nomura Research Institute Ltd.	1,300	26,152
NTT Data Corp.	8	25,867
Paychex, Inc.	1,150	32,821
SAIC, Inc. (a)	1,050	16,086
Teradata Corp. (a)	600	24,654
Total System Services, Inc.	550	8,300
Visa, Inc.-Class A	1,802	133,078
Western Union Co. (The)-Class W	2,350	41,454

		1,326,138

Office Electronics - 0.1%
Brother Industries Ltd.	700	9,915
Canon, Inc.	4,700	221,136
Konica Minolta Holdings, Inc.	2,000	20,571
Ricoh Co., Ltd.	3,000	42,135

Company	Shares	U.S. $ Value
Xerox Corp.	4,950	$56,727

		350,484

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. (a)	2,000	14,580
Advantest Corp.	200	4,099
Altera Corp.	1,100	38,599
Analog Devices, Inc.	1,050	37,338
Applied Materials, Inc.	4,750	59,042
ARM Holdings PLC	4,000	24,775
ASML Holding NV	1,802	58,648
Broadcom Corp.-Class A	1,600	71,184
Elpida Memory, Inc. (a)	400	4,750
Infineon Technologies AG (a)	3,835	33,937
Intel Corp.	19,850	419,232
KLA-Tencor Corp.	600	22,002
Linear Technology Corp.	800	26,080
LSI Corp. (a)	2,200	12,628
MEMC Electronic Materials, Inc. (a)	800	9,256
Microchip Technology, Inc.	650	21,846
Micron Technology, Inc. (a)	3,050	22,143
National Semiconductor Corp.	850	11,348
Novellus Systems, Inc. (a)	300	9,045
NVIDIA Corp. (a)	2,050	27,880
Rohm Co., Ltd.	400	24,073
STMicroelectronics NV	2,898	25,933
Sumco Corp. (a)	1,500	23,682
Teradyne, Inc. (a)	550	6,523
Texas Instruments, Inc.	4,250	135,150
Tokyo Electron Ltd.	700	43,813
Xilinx, Inc.	900	24,408

		1,211,994

Software - 0.6%
Adobe Systems, Inc. (a)	1,850	51,300
Autodesk, Inc. (a)	800	28,232
Autonomy Corp. PLC (a)	942	19,544
BMC Software, Inc. (a)	650	28,860
CA, Inc.	1,350	30,901
Citrix Systems, Inc. (a)	700	46,494
Compuware Corp. (a)	700	7,210
Dassault Systemes SA	685	46,818
Electronic Arts, Inc. (a)	1,150	17,147
Intuit, Inc. (a)	1,000	44,890
Konami Corp.	500	9,309
McAfee, Inc. (a)	550	25,768
Microsoft Corp.	27,200	685,712
Nintendo Co., Ltd.	400	108,452
Novell, Inc. (a)	1,250	7,450
Oracle Corp.	13,850	374,504
Oracle Corp. Japan	300	13,242
Red Hat, Inc. (a)	650	28,275
Sage Group PLC (The)	7,385	29,585
Salesforce.com, Inc. (a)	450	62,649
SAP AG	3,586	167,028
Square Enix Holdings Co., Ltd.	200	3,819

Company	Shares	U.S. $ Value
Symantec Corp. (a)	2,800	$47,040
Trend Micro, Inc.	900	27,740

		1,911,969

		9,336,090

Consumer Discretionary - 2.7%
Auto Components - 0.1%
Aisin Seiki Co., Ltd.	800	25,876
Bridgestone Corp.	2,700	49,655
Cie Generale des Etablissements Michelin-Class B	728	49,079
Continental AG (a)	339	26,245
Denso Corp.	2,000	65,097
Goodyear Tire & Rubber Co. (The) (a)	850	8,126
Johnson Controls, Inc.	2,400	87,456
NGK Spark Plug Co., Ltd.	1,000	14,366
Nokian Renkaat Oyj	624	20,097
Stanley Electric Co., Ltd.	400	7,140
Toyoda Gosei Co., Ltd.	300	6,827
Toyota Boshoku Corp.	700	12,222
Toyota Industries Corp.	700	20,583

		392,769

Automobiles - 0.6%
Bayerische Motoren Werke AG	1,384	103,876
Daihatsu Motor Co., Ltd.	1,000	14,015
Daimler AG (a)	3,769	243,400
Fiat SpA	3,629	60,047
Ford Motor Co. (a)	12,300	196,062
Fuji Heavy Industries Ltd.	4,000	29,499
Harley-Davidson, Inc.	750	23,460
Honda Motor Co., Ltd.	6,900	249,579
Isuzu Motors Ltd.	3,000	13,294
Mazda Motor Corp.	10,000	27,707
Mitsubishi Motors Corp. (a)	16,000	21,569
Nissan Motor Co., Ltd.	10,400	97,270
Peugeot SA (a)	718	26,686
Renault SA (a)	587	30,742
Suzuki Motor Corp.	1,400	33,779
Toyota Motor Corp.	11,500	445,773
Volkswagen AG	282	38,071
Volkswagen AG (Preference Shares)	711	114,008
Yamaha Motor Co., Ltd. (a)	1,800	25,757

		1,794,594

Distributors - 0.0%
Genuine Parts Co.	550	26,477
Jardine Cycle & Carriage Ltd.	1,000	28,034
Li & Fung Ltd.	10,000	62,224

		116,735

Diversified Consumer Services - 0.0%
Apollo Group, Inc.-Class A (a)	450	15,300
Benesse Holdings, Inc.	600	27,446
DeVry, Inc.	250	10,735
H&R Block, Inc.	1,100	13,849

		67,330

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.4%
Accor SA	1,585	$66,925
Carnival Corp.	1,550	64,031
Carnival PLC	612	25,098
Compass Group PLC	7,861	67,982
Crown Ltd.	3,417	26,820
Darden Restaurants, Inc.	500	24,475
Genting Singapore PLC (a)	25,000	37,660
International Game Technology	1,050	16,254
Marriott International, Inc.-Class A	1,000	39,210
McDonald’s Corp.	3,850	301,455
McDonald’s Holdings Co. Japan Ltd.	800	19,893
OPAP SA	1,548	24,892
Oriental Land Co., Ltd.	200	18,110
Sands China Ltd. (a)	18,000	38,551
Sky City Entertainment Group Ltd.	11,963	27,809
Sodexo	418	26,351
Starbucks Corp.	2,650	81,090
Starwood Hotels & Resorts Worldwide, Inc.	700	39,788
TABCORP Holdings Ltd.	6,058	41,172
Wynn Macau Ltd.	16,000	32,118
Wynn Resorts Ltd.	300	30,330
Yum! Brands, Inc.	1,650	82,632

		1,132,646

Household Durables - 0.2%
DR Horton, Inc.	1,000	10,040
Electrolux AB	609	14,476
Fortune Brands, Inc.	550	32,499
Harman International Industries, Inc. (a)	250	10,898
Husqvarna AB	1,322	9,193
Leggett & Platt, Inc.	500	10,350
Lennar Corp.-Class A	550	8,355
Newell Rubbermaid, Inc.	1,050	17,609
Panasonic Corp.	8,200	117,526
Pulte Group, Inc. (a)	1,200	7,512
Rinnai Corp.	200	11,609
Sekisui Chemical Co., Ltd.	1,000	6,853
Sekisui House Ltd.	2,000	18,974
Sharp Corp.	4,000	38,342
Sony Corp.	4,200	148,895
Stanley Black & Decker, Inc.	600	35,718
Whirlpool Corp.	300	21,900

		520,749

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	1,300	228,020
Dena Co., Ltd.	939	27,354
Expedia, Inc.	700	18,431
priceline.com, Inc. (a)	200	78,810
Rakuten, Inc.	30	22,967

		375,582

Leisure Equipment & Products - 0.0%
Eastman Kodak Co. (a)	950	4,475
Hasbro, Inc.	500	23,830
Mattel, Inc. (a)	1,250	32,300
Nikon Corp.	1,300	25,446

Company	Shares	U.S. $ Value
Sankyo Co., Ltd.	200	$10,580
Sega Sammy Holdings, Inc.	700	11,776
Shimano, Inc.	200	9,646

		118,053

Media - 0.6%
British Sky Broadcasting Group PLC	5,044	56,528
CBS Corp.-Class B	2,400	40,416
Comcast Corp.-Class A	10,050	201,000
Dentsu, Inc.	1,100	29,621
DIRECTV (a)	3,100	128,743
Discovery Communications, Inc.-Class A (a)	1,000	40,780
Eutelsat Communications	1,123	37,803
Fuji Media Holdings, Inc.	5	6,979
Gannett Co., Inc.	850	11,144
Interpublic Group of Cos., Inc. (The) (a)	1,750	18,638
McGraw-Hill Cos., Inc. (The)	1,100	37,939
Mediaset SpA	3,582	19,777
Meredith Corp.	100	3,362
Modern Times Group AB	353	25,767
New York Times Co. (The)-Class A (a)	400	3,596
News Corp.-Class A	8,150	111,166
Omnicom Group, Inc.	1,050	47,712
Pearson PLC	3,391	48,909
Publicis Groupe SA	877	39,181
Reed Elsevier NV	4,977	58,235
Reed Elsevier PLC	3,309	26,244
Scripps Networks Interactive, Inc.-Class A	300	15,285
SES SA (FDR)	1,731	39,997
Singapore Press Holdings Ltd.	2,000	6,345
Time Warner Cable, Inc.-Class A	1,300	80,002
Time Warner, Inc.	4,000	117,960
Viacom, Inc.-Class B	2,150	81,335
Vivendi SA	5,137	125,080
Walt Disney Co. (The)	6,850	250,094
Washington Post Co. (The)-Class B	50	18,851
WPP PLC	5,248	58,158

		1,786,647

Multiline Retail - 0.2%
Big Lots, Inc. (a)	250	7,663
Family Dollar Stores, Inc.	450	22,590
Harvey Norman Holdings Ltd.	7,081	20,278
Isetan Mitsukoshi Holdings Ltd.	2,300	26,313
JC Penney Co., Inc.	850	28,280
Kohl’s Corp. (a)	1,100	62,062
Macy’s, Inc.	1,500	38,520
Marks & Spencer Group PLC	4,790	27,801
Next PLC	1,569	49,120
Nordstrom, Inc.	600	25,680
PPR	190	30,181
Sears Holdings Corp. (a)	150	9,825
Target Corp.	2,600	148,044

		496,357

Specialty Retail - 0.3%
Abercrombie & Fitch Co.-Class A	300	15,075
AutoNation, Inc. (a)	200	5,226
AutoZone, Inc. (a)	100	25,941

Company	Shares	U.S. $ Value
Bed Bath & Beyond, Inc. (a)	950	$41,553
Best Buy Co., Inc.	1,250	53,400
CarMax, Inc. (a)	773	25,432
Esprit Holdings Ltd.	4,000	19,150
Fast Retailing Co., Ltd.	200	31,504
GameStop Corp.-Class A (a)	500	9,960
Gap, Inc. (The)	1,550	33,108
Hennes & Mauritz AB-Class B	4,272	144,515
Home Depot, Inc.	5,950	179,749
Inditex SA	912	68,787
Kingfisher PLC	7,188	26,316
Limited Brands, Inc.	850	28,620
Lowe’s Cos., Inc.	5,000	113,500
Nitori Co., Ltd.	350	30,837
O’Reilly Automotive, Inc. (a)	500	30,090
Office Depot, Inc. (a)	950	4,133
RadioShack Corp.	350	6,458
Ross Stores, Inc.	450	29,196
Shimamura Co., Ltd.	100	9,125
Staples, Inc.	2,600	57,226
Tiffany & Co.	450	27,945
TJX Cos., Inc.	1,450	66,134
Urban Outfitters, Inc. (a)	450	17,006
Yamada Denki Co., Ltd.	340	21,600

		1,121,586

Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	874	54,837
Burberry Group PLC	2,317	35,924
Christian Dior SA	238	32,939
Cie Financiere Richemont SA	2,181	117,637
Coach, Inc.	1,050	59,367
Hermes International	182	34,425
Luxottica Group SpA	932	24,701
LVMH Moet Hennessy Louis Vuitton SA	1,023	154,945
NIKE, Inc.-Class B	1,400	120,582
Polo Ralph Lauren Corp.-Class A	250	27,310
Swatch Group AG (The) (SIX Swiss Exchange)	59	4,271
Swatch Group AG (The) (SWX Exchange)	144	57,805
VF Corp.	300	24,864

		749,607

		8,672,655

Consumer Staples - 2.6%
Beverages - 0.6%
Anheuser-Busch InBev NV	3,017	164,939
Asahi Breweries Ltd.	1,600	31,140
Brown-Forman Corp.-Class B	400	26,168
Carlsberg A/S	534	50,400
Coca Cola Hellenic Bottling Co. SA	672	17,116
Coca-Cola Amatil Ltd.	2,530	26,986
Coca-Cola Co. (The)	8,300	524,311
Coca-Cola Enterprises, Inc.	1,150	27,773
Constellation Brands, Inc.-Class A (a)	600	12,366
Diageo PLC	10,468	186,897
Dr Pepper Snapple Group, Inc.	850	31,136
Foster’s Group Ltd.	5,254	28,438
Heineken NV	995	46,032
Kirin Holdings Co., Ltd.	3,000	41,708

Company	Shares	U.S. $ Value
Molson Coors Brewing Co.-Class B	550	$26,208
PepsiCo, Inc.	5,700	368,391
Pernod-Ricard SA	827	67,349
SABMiller PLC	3,969	125,674

		1,803,032

Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	2,500	30,453
Carrefour SA	2,504	113,185
Casino Guichard Perrachon SA	195	17,177
Colruyt SA	451	22,520
Costco Wholesale Corp.	1,600	108,176
CVS Caremark Corp.	4,850	150,350
Delhaize Group SA	310	21,197
FamilyMart Co., Ltd.	500	17,011
J Sainsbury PLC	7,228	40,018
Jeronimo Martins SGPS SA	227	3,204
Kesko Oyj	31	1,423
Koninklijke Ahold NV	4,980	60,215
Kroger Co. (The)	2,300	54,165
Lawson, Inc.	600	26,579
Metcash Ltd.	5,817	23,240
Metro AG	437	31,293
Olam International Ltd.	1,000	2,308
Safeway, Inc.	1,350	31,036
Seven & I Holdings Co., Ltd.	3,100	75,737
Supervalu, Inc.	750	6,780
Sysco Corp.	2,100	60,942
Tesco PLC	33,518	216,265
Wal-Mart Stores, Inc.	7,203	389,610
Walgreen Co.	3,400	118,490
Wesfarmers Ltd. (Partially Protected Shares)	1,163	35,335
Wesfarmers Ltd.	4,200	126,340
Whole Foods Market, Inc. (a)	500	23,610
WM Morrison Supermarkets PLC	6,241	26,434
Woolworths Ltd.	5,184	133,125

		1,966,218

Food Products - 0.7%
Ajinomoto Co., Inc.	3,000	29,564
Archer-Daniels-Midland Co.	2,200	63,778
Associated British Foods PLC	1,500	24,769
Campbell Soup Co.	700	23,730
ConAgra Foods, Inc.	1,550	33,294
Danone	2,437	142,595
Dean Foods Co. (a)	650	4,726
General Mills, Inc.	2,300	81,259
Golden Agri-Resources Ltd.	44,000	24,139
Hershey Co. (The)	550	25,740
HJ Heinz Co.	1,150	55,510
Hormel Foods Corp.	250	12,270
JM Smucker Co. (The)	450	28,462
Kellogg Co.	950	46,768
Kerry Group PLC	712	23,022
Kraft Foods, Inc.-Class A	6,250	189,062
Lindt & Spruengli AG	1	29,095
McCormick & Co., Inc.	450	19,804
Mead Johnson Nutrition Co.-Class A	750	44,677
MEIJI Holdings Co., Ltd.	600	26,061
Nestle SA	14,489	787,179
Nippon Meat Packers, Inc.	1,000	11,924

Company	Shares	U.S. $ Value
Nissin Foods Holdings Co., Ltd.	300	$10,336
Parmalat SpA	9,597	23,870
Sara Lee Corp.	2,350	35,250
Tyson Foods, Inc.-Class A	1,050	16,621
Unilever NV	6,807	191,879
Unilever PLC	5,363	148,485
Wilmar International Ltd.	8,000	36,441
Yakult Honsha Co., Ltd.	900	25,496

		2,215,806

Household Products - 0.3%
Clorox Co.	500	30,905
Colgate-Palmolive Co.	1,750	133,963
Henkel AG & Co. KGaA	915	46,302
Henkel AG & Co. KGaA (Preference Shares)	626	38,390
Kimberly-Clark Corp.	1,500	92,835
Procter & Gamble Co. (The)	10,200	622,914
Reckitt Benckiser Group PLC	2,575	136,489
Unicharm Corp.	300	11,700

		1,113,498

Personal Products - 0.1%
Avon Products, Inc.	1,450	41,412
Beiersdorf AG	454	26,357
Estee Lauder Cos., Inc. (The)-Class A	400	29,968
Kao Corp.	2,300	57,591
L’Oreal SA	1,002	106,489
Shiseido Co., Ltd.	1,400	29,245

		291,062

Tobacco - 0.3%
Altria Group, Inc.	7,450	178,800
British American Tobacco PLC	8,344	302,920
Imperial Tobacco Group PLC	4,255	124,941
Japan Tobacco, Inc.	19	64,600
Lorillard, Inc.	550	43,769
Philip Morris International, Inc.	6,600	375,474
Reynolds American, Inc.	1,200	37,128
Swedish Match AB	501	13,994

		1,141,626

		8,531,242

Health Care - 2.4%
Biotechnology - 0.2%
Actelion Ltd. (a)	892	46,837
Amgen, Inc. (a)	3,450	181,780
Biogen Idec, Inc. (a)	850	54,375
Celgene Corp. (a)	1,650	97,977
Cephalon, Inc. (a)	250	15,873
CSL Ltd.	2,404	80,320
Genzyme Corp. (a)	900	64,098
Gilead Sciences, Inc. (a)	3,000	109,500

		650,760

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	2,100	101,955
Becton Dickinson and Co.	850	66,240
Boston Scientific Corp. (a)	5,400	34,668

Company	Shares	U.S. $ Value
CareFusion Corp. (a)	750	$17,153
Cie Generale d’Optique Essilor International SA	840	52,462
Coloplast A/S	139	18,500
CR Bard, Inc.	350	29,698
DENTSPLY International, Inc.	500	15,460
Fresenius SE	779	66,632
Fresenius SE (Preference Shares)	378	32,580
Getinge AB	1,073	22,536
Hospira, Inc. (a)	600	33,756
Intuitive Surgical, Inc. (a)	150	39,044
Medtronic, Inc.	3,850	129,090
Olympus Corp.	900	25,238
Smith & Nephew PLC	2,561	23,263
Sonova Holding AG	213	26,631
St Jude Medical, Inc. (a)	1,150	44,493
Stryker Corp.	1,250	62,612
Terumo Corp.	700	37,185
Varian Medical Systems, Inc. (a)	450	29,624
Zimmer Holdings, Inc. (a)	700	34,482

		943,302

Health Care Providers & Services - 0.2%
Aetna, Inc.	1,400	41,468
AmerisourceBergen Corp.-Class A	1,000	30,850
Cardinal Health, Inc.	1,250	44,475
CIGNA Corp.	950	34,970
Coventry Health Care, Inc. (a)	500	12,660
DaVita, Inc. (a)	400	29,080
Express Scripts, Inc.-Class A (a)	1,950	101,575
Fresenius Medical Care AG & Co. KGaA	508	29,330
Humana, Inc. (a)	600	33,624
Laboratory Corp. of America Holdings (a)	400	32,812
McKesson Corp.	950	60,705
Medco Health Solutions, Inc. (a)	1,550	95,046
Patterson Cos., Inc.	250	7,433
Quest Diagnostics, Inc.	550	27,126
Sonic Healthcare Ltd.	2,147	24,247
Suzuken Co., Ltd.	200	5,839
Tenet Healthcare Corp. (a)	1,700	6,936
UnitedHealth Group, Inc.	4,000	146,080
WellPoint, Inc. (a)	1,450	80,823

		845,079

Health Care Technology - 0.0%
Cerner Corp. (a)	250	21,965

Life Sciences Tools & Services - 0.1%
Life Technologies Corp. (a)	650	32,373
Lonza Group AG	269	20,760
PerkinElmer, Inc.	400	9,320
Thermo Fisher Scientific, Inc. (a)	1,450	73,747
Waters Corp. (a)	350	26,905

		163,105

Pharmaceuticals - 1.6%
Abbott Laboratories	5,550	258,130
Allergan, Inc.	1,100	72,897

Company	Shares	U.S. $ Value
Astellas Pharma, Inc.	1,900	$68,027
AstraZeneca PLC	6,025	281,636
Bayer AG	3,455	250,290
Bristol-Myers Squibb Co.	6,050	152,702
Chugai Pharmaceutical Co., Ltd.	1,500	27,025
Daiichi Sankyo Co., Ltd.	2,800	60,552
Dainippon Sumitomo Pharma Co., Ltd.	1,100	9,528
Eisai Co., Ltd.	1,100	37,793
Elan Corp. PLC (a)	4,431	22,724
Eli Lilly & Co.	3,550	119,493
Forest Laboratories, Inc. (a)	1,000	31,890
GlaxoSmithKline PLC	21,697	410,961
Hisamitsu Pharmaceutical Co., Inc.	500	19,885
Ipsen SA	736	21,969
Johnson & Johnson	9,900	609,345
King Pharmaceuticals, Inc. (a)	850	12,028
Merck & Co., Inc.	10,950	377,446
Mitsubishi Tanabe Pharma Corp.	1,000	15,744
Mylan, Inc. (a)	1,100	21,522
Novartis AG	8,817	469,564
Novo Nordisk A/S-Class B	1,820	180,604
Ono Pharmaceutical Co., Ltd.	600	26,505
Pfizer, Inc.	28,750	468,337
Roche Holding AG	2,936	402,626
Sanofi-Aventis SA	4,382	265,632
Shionogi & Co., Ltd.	1,200	21,892
Shire PLC	2,349	55,041
Taisho Pharmaceutical Co., Ltd.	1,000	20,771
Takeda Pharmaceutical Co., Ltd.	3,100	143,935
Teva Pharmaceutical Industries Ltd.	3,835	193,108
UCB SA	733	23,705
Watson Pharmaceuticals, Inc. (a)	400	19,496

		5,172,803

		7,797,014

Energy - 2.3%
Energy Equipment & Services - 0.3%
AMEC PLC	2,292	38,573
Baker Hughes, Inc.	1,550	80,848
Cameron International Corp. (a)	850	40,894
Diamond Offshore Drilling, Inc.	250	16,190
FMC Technologies, Inc. (a)	450	37,908
Fugro NV	457	30,785
Halliburton Co.	3,250	122,980
Helmerich & Payne, Inc.	350	15,876
Nabors Industries Ltd. (a)	1,000	22,090
National Oilwell Varco, Inc.	1,500	91,935
Petrofac Ltd.	951	20,597
Rowan Cos., Inc. (a)	400	12,060
Saipem SpA	1,302	54,212
Schlumberger Ltd.	4,892	378,347
Seadrill Ltd.	1,524	46,584
Technip SA	343	26,540
Tenaris SA	1,276	26,904
Transocean Ltd. (a)	1,317	90,411
WorleyParsons Ltd.	2,351	56,583

		1,210,317

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	1,800	$115,488
Apache Corp.	1,300	139,932
BG Group PLC	14,129	255,443
BP PLC	78,510	524,053
Cabot Oil & Gas Corp.	350	12,240
Cairn Energy PLC (a)	156	939
Chesapeake Energy Corp.	2,300	48,576
Chevron Corp.	7,250	587,032
ConocoPhillips	5,350	321,909
Consol Energy, Inc.	800	33,568
Denbury Resources, Inc. (a)	1,400	25,452
Devon Energy Corp.	1,550	109,383
El Paso Corp.	2,500	33,725
ENI SpA	10,879	218,904
EOG Resources, Inc.	900	80,055
EQT Corp.	550	22,259
Exxon Mobil Corp.	18,263	1,270,374
Galp Energia SGPS SA	1,473	24,606
Hess Corp.	1,050	73,552
Idemitsu Kosan Co., Ltd.	100	9,292
Inpex Corp.	9	46,201
JX Holdings, Inc.	9,000	55,604
Marathon Oil Corp.	2,550	85,348
Massey Energy Co.	350	17,189
Mongolia Energy Co., Ltd. (a)	10,000	3,233
Murphy Oil Corp.	700	47,264
Noble Energy, Inc.	650	52,813
Occidental Petroleum Corp.	2,950	260,101
OMV AG	455	15,269
Origin Energy Ltd.	3,680	55,306
Peabody Energy Corp.	950	55,869
Pioneer Natural Resources Co.	400	32,044
QEP Resources, Inc.	618	21,710
Range Resources Corp.	550	23,095
Repsol YPF SA	3,061	73,786
Royal Dutch Shell PLC-Class A	14,816	446,527
Royal Dutch Shell PLC-Class B	11,265	334,832
Santos Ltd.	2,162	25,718
Showa Shell Sekiyu KK	100	830
Southwestern Energy Co. (a)	1,250	45,250
Spectra Energy Corp.	2,300	54,671
Statoil ASA	4,663	92,471
Sunoco, Inc.	400	16,056
Tesoro Corp. (a)	500	8,160
TonenGeneral Sekiyu KK	3,000	29,513
Total SA	8,832	428,710
Tullow Oil PLC	3,706	66,060
Valero Energy Corp.	2,000	38,960
Williams Cos., Inc. (The)	2,050	46,761
Woodside Petroleum Ltd.	2,273	91,194

		6,477,327

		7,687,644

Retail - 2.1%
Regional Mall - 1.1%
Alexander’s, Inc.	140	53,967
CapitaMall Trust	106,600	148,458
CBL & Associates Properties, Inc.	5,690	93,885
CFS Retail Property Trust	118,791	203,818

Company	Shares	U.S. $ Value
Glimcher Realty Trust	4,180	$34,192
Macerich Co. (The)	5,470	253,480
Pennsylvania Real Estate Investment Trust	2,310	31,023
Simon Property Group, Inc.	13,420	1,321,870
Taubman Centers, Inc.	1,750	84,927
Westfield Group	107,141	1,245,731

		3,471,351

Shopping Center/Other Retail - 1.0%
Acadia Realty Trust	1,660	30,312
Aeon Mall Co., Ltd.	4,220	93,609
Bunnings Warehouse Property Trust	17,960	30,849
Calloway Real Estate Investment Trust	3,900	90,343
Capital & Counties Properties PLC	26,380	59,456
Capital Shopping Centres Group	26,680	162,787
Cedar Shopping Centers, Inc.	3,050	18,483
Charter Hall Retail REIT	12,926	35,333
Citycon Oyj	7,080	26,282
Corio NV	4,247	244,536
Crombie Real Estate Investment Trust	1,400	17,116
Deutsche Euroshop AG	2,115	70,474
Developers Diversified Realty Corp.	10,370	133,047
Development Securities PLC	5,170	15,621
Equity One, Inc.	1,930	33,408
Eurocommercial Properties N.V.	1,690	67,473
Federal Realty Investment Trust	2,630	203,536
First Capital Realty, Inc.	2,680	40,727
Hammerson PLC	35,858	219,370
Immobiliare Grande Distribuzione	5,300	8,875
Inland Real Estate Corp.	3,600	30,600
Japan Retail Fund Investment Corp.	66	106,065
Kimco Realty Corp.	18,530	308,710
Kite Realty Group Trust	2,600	13,052
Klepierre	5,093	160,556
Link REIT (The)	94,000	293,026
Mercialys SA	1,890	67,404
Primaris Retail Real Estate Investment Trust	2,900	54,070
Ramco-Gershenson Properties Trust	1,430	16,445
Regency Centers Corp.	3,420	139,262
RioCan Real Estate Investment Trust (Toronto)	10,300	216,325
Saul Centers, Inc.	590	25,116
Shaftesbury PLC	9,560	64,692
Tanger Factory Outlet Centers	1,670	80,127
Urstadt Biddle Properties, Inc.	800	14,720
Vastned Retail NV	810	48,590
Weingarten Realty Investors	4,970	117,789

		3,358,186

		6,829,537

Materials - 1.9%
Chemicals - 0.7%
Air Liquide SA	1,182	138,210
Air Products & Chemicals, Inc.	750	64,665
Airgas, Inc.	250	15,275
Akzo Nobel NV	1,204	64,783
Asahi Kasei Corp.	5,000	29,656
BASF SE	3,838	285,707
CF Industries Holdings, Inc.	250	30,192
Daicel Chemical Industries Ltd.	1,000	6,801
Dow Chemical Co. (The)	4,150	129,397
Eastman Chemical Co.	250	19,453

Company	Shares	U.S. $ Value
Ecolab, Inc.	850	$40,638
EI du Pont de Nemours & Co.	3,250	152,717
FMC Corp.	250	19,455
Givaudan SA	29	29,065
Hitachi Chemical Co., Ltd.	1,400	25,928
Incitec Pivot Ltd.	9,134	32,648
International Flavors & Fragrances, Inc.	300	15,756
Israel Chemicals Ltd.	1,823	26,300
Israel Corp. Ltd. (The) (a)	25	26,566
JSR Corp.	1,500	25,420
K&S AG	360	23,970
Kansai Paint Co., Ltd.	1,000	9,128
Koninklijke DSM NV	374	18,244
Kuraray Co., Ltd.	1,500	20,624
Lanxess AG	343	24,163
Linde AG	706	98,462
Makhteshim-Agan Industries Ltd. (a)	319	1,315
Mitsubishi Chemical Holdings Corp.	5,500	31,571
Mitsubishi Gas Chemical Co., Inc.	1,000	6,118
Mitsui Chemicals, Inc.	9,000	27,427
Monsanto Co.	1,950	116,844
Nitto Denko Corp.	700	28,972
Novozymes A/S	202	26,367
Orica Ltd.	1,047	25,026
PPG Industries, Inc.	600	46,776
Praxair, Inc.	1,100	101,255
Sherwin-Williams Co. (The)	350	25,959
Shin-Etsu Chemical Co., Ltd.	1,700	82,841
Showa Denko KK	4,000	8,146
Sigma-Aldrich Corp.	450	28,449
Sika AG	13	25,888
Solvay SA	253	24,429
Sumitomo Chemical Co., Ltd.	7,000	29,958
Syngenta AG	395	109,633
Taiyo Nippon Sanso Corp.	3,000	23,507
Teijin Ltd.	3,000	12,089
Toray Industries, Inc.	6,000	33,426
Ube Industries Ltd.	3,000	7,613
Umicore	530	25,121
Wacker Chemie AG	219	37,370
Yara International ASA	733	34,839

		2,294,162

Construction Materials - 0.1%
CRH PLC (London)	2,957	51,443
HeidelbergCement AG	941	50,948
Holcim Ltd.	1,025	65,849
Lafarge SA	838	45,610
Vulcan Materials Co.	450	18,054

		231,904

Containers & Packaging - 0.0%
Amcor Ltd.	4,327	26,716
Ball Corp.	350	23,058
Bemis Co., Inc.	400	12,568
Owens-Illinois, Inc. (a)	550	14,784
Sealed Air Corp.	550	12,788
Toyo Seikan Kaisha Ltd.	1,600	28,723

		118,637

Company	Shares	U.S. $ Value
Metals & Mining - 1.0%
AK Steel Holding Corp.	350	$4,648
Alcoa, Inc.	3,650	47,888
Allegheny Technologies, Inc.	350	18,095
Alumina Ltd.	19,342	36,765
Anglo American PLC	5,510	241,651
Antofagasta PLC	1,780	36,385
ArcelorMittal (Euronext Amsterdam)	3,587	113,065
BHP Billiton Ltd.	14,024	576,568
BHP Billiton PLC	9,222	327,691
Boliden AB	1,951	33,552
Cliffs Natural Resources, Inc.	500	34,170
Eramet	52	16,001
Eurasian Natural Resources Corp. PLC	31	424
Fortescue Metals Group Ltd. (a)	8,833	53,302
Freeport-McMoRan Copper & Gold, Inc.	1,700	172,244
Fresnillo PLC	1,940	42,527
Hitachi Metals Ltd.	1,000	11,468
JFE Holdings, Inc.	1,900	60,249
Kazakhmys PLC	2,617	56,326
Kobe Steel Ltd.	10,000	22,647
Newcrest Mining Ltd.	3,194	120,907
Newmont Mining Corp.	1,750	102,952
Nippon Steel Corp.	21,000	69,384
Norsk Hydro ASA	4,164	24,422
Nucor Corp.	1,150	43,401
Outokumpu Oyj	1,228	20,167
OZ Minerals Ltd.	24,439	35,664
Randgold Resources Ltd.	278	26,072
Rio Tinto Ltd.	1,821	142,977
Rio Tinto PLC	6,057	386,154
SSAB AB	1,547	20,854
Sumitomo Metal Industries Ltd.	14,000	33,916
Sumitomo Metal Mining Co., Ltd.	2,000	31,069
ThyssenKrupp AG	819	31,153
Titanium Metals Corp. (a)	300	5,181
United States Steel Corp.	500	24,305
Vedanta Resources PLC	442	13,649
Voestalpine AG	727	29,436
Xstrata PLC	8,597	172,598

		3,239,927

Paper & Forest Products - 0.1%
International Paper Co.	1,550	38,704
MeadWestvaco Corp.	600	14,904
Nippon Paper Group, Inc.	1,000	23,716
OJI Paper Co., Ltd.	6,000	27,365
Stora Enso Oyj	2,992	25,766
Svenska Cellulosa AB-Class B	1,716	25,044
UPM-Kymmene Oyj	1,790	26,572

		182,071

		6,066,701

Office - 1.5%
Office - 1.5%
Allied Properties Real Estate Investment Trust	1,700	36,631
Allreal Holding AG	230	30,250
Alstria Office REIT-AG	1,320	16,629
Befimmo SCA Sicafi	770	63,735
Beni Stabili SpA	40,600	33,097

Company	Shares	U.S. $ Value
Boston Properties, Inc.	6,450	$540,510
Brandywine Realty Trust	5,500	60,830
Brookfield Properties Corp.	15,900	257,578
CapitaCommercial Trust	88,700	100,006
Castellum AB	7,260	82,823
Champion REIT	103,700	58,972
Charter Hall Office REIT	20,613	55,949
CLS Holdings PLC (a)	1,020	8,012
Cominar Real Estate Investment Trust	2,600	55,341
Commonwealth Property Office Fund	83,990	65,866
CommonWealth REIT	3,030	75,841
Corporate Office Properties Trust	2,750	93,252
Daibiru Corp.	2,400	17,979
Derwent London PLC	4,300	95,794
Douglas Emmett, Inc.	3,790	63,293
Duke Realty Corp.	10,460	116,420
Dundee Real Estate Investment Trust	1,800	52,183
Fabege AB	6,940	63,337
Government Properties Income Trust	1,220	31,293
Great Portland Estates PLC	13,280	68,254
Highwoods Properties, Inc.	3,130	95,496
Hongkong Land Holdings Ltd.	72,000	488,088
Hufvudstaden AB-Class A	6,480	62,389
ING Office Fund	114,830	64,271
Intervest Offices	250	7,282
Japan Prime Realty Investment Corp.	30	75,970
Japan Real Estate Investment Corp.	23	221,780
Kilroy Realty Corp.	2,320	79,158
Liberty Property Trust	4,730	148,238
Mack-Cali Realty Corp.	3,320	105,410
Mori Trust Sogo Reit, Inc.	4	35,775
Nippon Building Fund, Inc.	25	243,940
Nomura Real Estate Office Fund, Inc.	13	82,509
Norwegian Property ASA (a)	21,200	31,787
NTT Urban Development Corp.	84	73,727
Orix JREIT, Inc.	10	55,623
Parkway Properties Inc.	900	14,301
Piedmont Office Realty Trust, Inc.	2,900	57,681
PS Business Parks, Inc.	790	40,938
PSP Swiss Property AG (a)	1,930	135,429
SL Green Realty Corp.	3,280	214,512
Societe de la Tour Eiffel	220	15,349
Societe Immobiliere de Location pour l’Industrie et le Commerce	590	66,479
Sponda Oyj	8,810	39,096
Swiss Prime Site AG (a)	1,680	110,776
Technopolis PLC	2,460	12,122
Tokyo Tatemono Co., Ltd.	13,860	54,339
Vastned Offices/Industrial NV	800	11,142
Workspace Group PLC	48,240	16,508
Zueblin Immobilien Holding AG (a)	1,890	6,779

		4,810,769

Residential - 1.5%
Manufactured Homes - 0.0%
Equity Lifestyle Properties, Inc.	1,340	72,199
Sun Communities, Inc.	790	26,181

		98,380

Company	Shares	U.S. $ Value
Multi-Family - 1.2%
Agile Property Holdings Ltd.	59,500	$82,846
Apartment Investment & Management Co.-Class A	5,290	127,595
Associated Estates Realty Corp.	1,600	23,920
AvalonBay Communities, Inc.	3,950	435,803
Boardwalk Real Estate Investment Trust	2,100	83,873
BRE Properties, Inc.	2,670	114,997
Camden Property Trust	2,800	142,996
Canadian Apartment Properties REIT	2,900	48,364
China Overseas Land & Investment Ltd.	173,200	331,264
China Resources Land Ltd.	85,500	153,258
Colonia Real Estate AG (a)	1,230	8,728
Colonial Properties Trust	2,900	52,200
Conwert Immobilien Invest SE	3,580	46,288
Deutsche Wohnen AG (a)	3,500	42,556
Equity Residential	13,050	652,239
Essex Property Trust, Inc.	1,330	147,417
GAGFAH SA	3,800	29,287
Grainger PLC	13,080	17,606
Home Properties, Inc.	1,550	83,065
Killam Properties, Inc.	1,900	19,508
KWG Property Holding Ltd.	48,000	35,665
Mid-America Apartment Communities, Inc.	1,430	87,759
Mirvac Group	177,398	217,189
Northern Property Real Estate Investment Trust	1,000	26,604
Patrizia Immobilien AG (a)	1,100	5,210
Post Properties, Inc.	2,050	69,844
Shenzhen Investment Ltd.	112,200	39,358
Shimao Property Holdings Ltd.	59,500	89,480
Stockland	108,353	380,709
UDR, Inc.	7,580	169,034
Wing Tai Holdings Ltd.	25,000	31,988
Yanlord Land Group Ltd.	24,300	30,158

		3,826,808

Self Storage - 0.2%
Big Yellow Group PLC	5,550	27,527
Extra Space Storage, Inc.	3,600	57,672
Public Storage	5,970	576,702
Safestore Holdings PLC	5,840	11,053
Sovran Self Storage, Inc.	1,180	42,515
U-Store-It Trust	3,880	32,088

		747,557

Student Housing - 0.1%
American Campus Communities, Inc.	2,820	88,661
Education Realty Trust, Inc.	2,330	17,102

		105,763

		4,778,508

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	21,100	586,369
Belgacom SA	767	25,914
Bezeq Israeli Telecommunication Corp. Ltd.	9,677	25,897
BT Group PLC	32,400	85,716
CenturyLink, Inc.	1,100	47,289
Deutsche Telekom AG	11,846	151,527

Company	Shares	U.S. $ Value
Elisa Oyj	1,060	$20,926
France Telecom SA	7,747	157,108
Frontier Communications Corp.	3,546	32,269
Hellenic Telecommunications Organization SA	713	6,463
Iliad SA	228	22,833
Inmarsat PLC	3,102	31,306
Koninklijke KPN NV	6,761	96,398
Nippon Telegraph & Telephone Corp.	2,000	90,667
PCCW Ltd.	16,000	6,310
Portugal Telecom SGPS SA	1,580	20,027
Qwest Communications International, Inc.	6,200	43,400
Singapore Telecommunications Ltd.	33,000	77,117
Swisscom AG	105	42,833
Tele2 AB-Class B	968	19,356
Telecom Italia SpA (ordinary shares)	39,139	48,163
Telecom Italia SpA (savings shares)	14,099	14,736
Telefonica SA	17,164	364,523
Telekom Austria AG	684	9,493
Telenor ASA	3,467	49,855
TeliaSonera AB	9,382	72,255
Telstra Corp. Ltd.	19,034	51,218
Verizon Communications, Inc.	10,050	321,700
Windstream Corp.	1,700	22,168

		2,543,836

Wireless Telecommunication Services - 0.3%
American Tower Corp.-Class A (a)	1,450	73,327
KDDI Corp.	12	68,469
MetroPCS Communications, Inc. (a)	900	10,935
Millicom International Cellular SA	366	31,804
Mobistar SA	10	582
NTT DoCoMo, Inc.	64	103,854
Softbank Corp.	3,400	117,721
Sprint Nextel Corp. (a)	10,600	40,068
StarHub Ltd.	3,000	5,975
Vodafone Group PLC	220,086	549,093

		1,001,828

		3,545,664

Utilities - 1.1%
Electric Utilities - 0.6%
Acciona SA	310	20,067
Allegheny Energy, Inc.	600	13,692
American Electric Power Co., Inc.	1,700	60,520
Cheung Kong Infrastructure Holdings Ltd.	1,000	4,450
Chubu Electric Power Co., Inc.	2,700	63,792
Chugoku Electric Power Co., Inc. (The)	1,200	23,907
CLP Holdings Ltd.	8,000	65,610
Contact Energy Ltd. (a)	901	3,970
Duke Energy Corp.	4,700	82,485
E.ON AG	7,525	215,418
EDF SA	1,102	45,884
Edison International	1,150	42,481
EDP - Energias de Portugal SA	4,658	14,870
Enel SpA	27,505	129,220
Entergy Corp.	700	49,868
Exelon Corp.	2,350	92,519
FirstEnergy Corp.	1,100	38,621
Fortum Oyj	1,927	50,835
Hokkaido Electric Power Co., Inc.	300	5,944

Company	Shares	U.S. $ Value
Hokuriku Electric Power Co.	1,100	$26,590
Hongkong Electric Holdings Ltd.	6,000	38,480
Iberdrola SA	16,866	115,510
Kansai Electric Power Co., Inc. (The)	3,200	76,994
Kyushu Electric Power Co., Inc.	1,600	35,491
NextEra Energy, Inc.	1,500	75,930
Northeast Utilities	600	18,660
Pepco Holdings, Inc.	800	14,680
Pinnacle West Capital Corp.	400	16,168
PPL Corp.	1,700	43,197
Progress Energy, Inc.	1,050	45,874
Red Electrica Corp. SA	368	16,085
Scottish & Southern Energy PLC	3,857	67,232
Shikoku Electric Power Co., Inc.	700	20,360
Southern Co.	2,950	111,274
Terna Rete Elettrica Nazionale SpA	7,340	30,082
Tohoku Electric Power Co., Inc.	1,800	39,183
Tokyo Electric Power Co., Inc. (The)	5,900	137,492
Verbund AG	658	20,657

		1,974,092

Gas Utilities - 0.1%
Enagas	209	3,854
Hong Kong & China Gas Co., Ltd.	18,000	43,787
Nicor, Inc.	150	6,488
Oneok, Inc.	400	20,444
Osaka Gas Co., Ltd.	8,000	29,901
Snam Rete Gas SpA	5,586	26,510
Toho Gas Co., Ltd.	3,000	14,199
Tokyo Gas Co., Ltd.	11,000	47,973

		193,156

Independent Power Producers & Energy Traders - 0.0%
AES Corp. (The) (a)	2,350	25,403
Constellation Energy Group, Inc.	700	19,852
EDP Renovaveis SA (a)	4,478	21,554
Iberdrola Renovables SA	9,458	27,772
International Power PLC	5,295	33,614
NRG Energy, Inc. (a)	900	17,442

		145,637

Multi-Utilities - 0.4%
AGL Energy Ltd.	1,906	28,007
Ameren Corp.	850	24,412
CenterPoint Energy, Inc.	1,500	23,445
Centrica PLC	21,500	102,743
CMS Energy Corp.	800	14,376
Consolidated Edison, Inc.	1,000	48,370
Dominion Resources, Inc.	2,100	87,213
DTE Energy Co.	600	26,730
GDF Suez	5,197	171,774
Integrys Energy Group, Inc.	300	14,610
National Grid PLC	14,467	127,774
NiSource, Inc.	950	15,893
PG&E Corp.	1,400	65,702
Public Service Enterprise Group, Inc.	1,800	55,494
RWE AG	1,750	108,713
SCANA Corp.	400	16,248
Sempra Energy	900	45,081
Suez Environnement Co.	2,173	38,654

Company	Shares	U.S. $ Value
TECO Energy, Inc.	750	$12,563
United Utilities Group PLC	4,104	38,074
Veolia Environnement	828	21,802
Wisconsin Energy Corp.	400	24,088
Xcel Energy, Inc.	1,550	36,425

		1,148,191

Water Utilities - 0.0%
Severn Trent PLC	1,178	26,482

		3,487,558

Lodging - 0.3%
Lodging - 0.3%
Ashford Hospitality Trust, Inc. (a)	2,410	22,654
CDL Hospitality Trusts	30,200	47,103
DiamondRock Hospitality Co. (a)	6,420	67,602
FelCor Lodging Trust, Inc. (a)	3,990	23,661
Hersha Hospitality Trust	7,090	43,462
Hospitality Properties Trust	5,110	113,033
Host Hotels & Resorts, Inc.	30,060	495,389
InnVest Real Estate Investment Trust	3,700	23,788
Intercontinental Hotels Group PLC	2,079	36,924
LaSalle Hotel Properties	2,850	67,830
Orient-Express Hotels Ltd.-Class A (a)	4,330	50,098
Strategic Hotels & Resorts, Inc. (a)	6,300	29,421
Sunstone Hotel Investors, Inc. (a)	4,980	47,410
Whitbread PLC	1,438	37,825
Wyndham Worldwide Corp.	600	17,250

		1,123,450

Total Common Stocks (cost $108,265,874)		111,473,466

RIGHTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Tag Immobilien AG (a)	1,820	3,426
Tag Immobilien AG (a)	1,820	2,740

		6,166

Industrials - 0.0%
Machinery - 0.0%
Hexagon AB (a)	1,337	3,751

Office - 0.0%
Office - 0.0%
Commonwealth Property Office (a)	5,599	0

Total Rights (cost $0)		9,917

SHORT-TERM INVESTMENTS - 61.2%
Investment Companies - 60.7%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.17% (b)	197,892,476	197,892,476

	Principal Amount (000)	U.S. $ Value
U.S. Treasuries - 0.5%
U.S. Treasury Bill Zero Coupon, 4/28/11	$1,500	$1,498,863

Total Short-Term Investments (cost $199,391,339)		199,391,339

Total Investments - 95.4% (cost $307,657,213) (c)	310,874,722
Other assets less liabilities - 4.6% (d)		15,019,042

Net Assets - 100.0%		$325,893,764

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
MSCI EAFE Mini Index Futures	331	December 2010	$25,571,377	$25,381,080	$(190,297)
Russell 2000 Mini Index Futures	151	December 2010	9,776,011	10,970,150	1,194,139
S&P 500 Mini Index Futures	2,093	December 2010	116,714,910	123,445,140	6,730,230
S&P MidCap 400 Mini Index Futures	267	December 2010	20,555,436	22,745,730	2,190,294

					$9,924,366

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Royal Bank of Scotland PLC:
Euro settling 3/15/11	21,350	$29,109,444	$27,818,252	$1,291,192

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Russell 2000 Total Return Index	1,138	1-Month USD-LIBOR- BBA Less a specified spread*	$3,653	5/16/11	Citibank	$37,779

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross EAFE	3,007	1-Month USD-LIBOR- BBA Plus a specified spread*	15,424	4/16/11	Citibank	(890,637)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	3,319	1-Month USD-LIBOR- BBA Less a specified spread*	9,389	10/15/11	Credit Suisse International	(316,695)
Receive	Russell 2000 Total Return Index	398	1-Month USD-LIBOR- BBA Less a specified spread*	1,277	4/16/11	Morgan Stanley Capital Services	13,247
Receive	Russell 2000 Total Return Index	591	1-Month USD-LIBOR- BBA Less a specified spread*	1,897	6/15/11	Morgan Stanley Capital Services	19,586

							$(1,136,720)

*	BBA - British Bankers’ Association

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,648,631 and gross unrealized depreciation of investments was $(3,431,122), resulting in net unrealized appreciation of $3,217,509.
(d)	An amount of U.S. $14,364,000 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FDR	-	Fiduciary Depositary Receipt
LIBOR	-	London Interbank Offered Rates
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

Volatility Management

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Equity:Other	$4,245,374	$9,801,638	$—	$14,047,012
Financials	5,531,854	8,347,088	—	13,878,942
Industrials	5,124,882	5,755,027	771	10,880,680
Information Technology	7,281,988	2,054,102	—	9,336,090
Consumer Discretionary	4,210,567	4,462,088	—	8,672,655
Consumer Staples	4,277,010	4,254,232	—	8,531,242
Health Care	4,301,974	3,495,040	—	7,797,014
Energy	4,588,375	3,099,269	—	7,687,644
Retail	3,610,958	3,218,579	—	6,829,537
Materials	1,418,738	4,647,963	—	6,066,701
Office	2,228,226	2,582,543	—	4,810,769
Residential	3,246,104	1,532,404	—	4,778,508
Telecommunication Services	1,177,525	2,368,139	—	3,545,664
Utilities	1,344,728	2,142,830	—	3,487,558
Lodging	1,001,598	121,852	—	1,123,450
Rights	—	—	9,917	9,917
Short-Term Investments
Investment Companies	197,892,476	—	—	197,892,476
U.S. Treasuries	—	1,498,863	—	1,498,863

Total Investments in Securities	251,482,377	59,381,657	10,688	310,874,722
Other Financial Instruments* :
Assets
Futures Contracts	10,114,663	—	—	10,114,663
Forward Currency Exchange Contracts	—	1,291,192	—	1,291,192
Interest Rate Swap Contracts	—	70,612	—	70,612
Liabilities
Futures Contracts	(190,297)	—	—	(190,297)
Interest Rate Swap Contracts	—	(1,207,332)	—	(1,207,332)

Total	$261,406,743	$59,536,129	$10,688	$320,953,560

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 8/31/10	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(14)	9,917	9,903
Net purchases (sales)	785	—	785
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 11/30/10	$771	$9,917	$10,688

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/10	$(14)	$9,917	$9,903

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

Portfolio of Investments

November 30, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 76.1%
Industrial - 56.8%
Basic - 7.2%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	318	$317,205
Algoma Acquisition Corp.
9.875%, 6/15/15 (a)		1,050	933,187
Appleton Papers, Inc.
10.50%, 6/15/15 (a)		435	426,300
Arch Western Finance LLC
6.75%, 7/01/13		696	703,830
Basell Finance Co. BV
8.10%, 3/15/27 (a)		300	313,500
Boise Paper Holdings LLC / Boise Finance Co.
9.00%, 11/01/17		267	294,368
Celanese US Holdings LLC
6.625%, 10/15/18 (a)		172	176,730
Consol Energy, Inc.
8.25%, 4/01/20 (a)		525	568,313
Domtar Corp.
7.125%, 8/15/15		626	683,122
Drummond Co., Inc.
7.375%, 2/15/16		530	540,600
Evraz Group SA
8.25%, 11/10/15 (a)		394	412,715
8.875%, 4/24/13 (a)		200	211,500
9.50%, 4/24/18 (a)		1,220	1,338,950
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (a)		425	430,313
Georgia-Pacific LLC
7.125%, 1/15/17 (a)		595	627,725
8.25%, 5/01/16 (a)		375	414,375
8.875%, 5/15/31		1,330	1,635,900
Graphic Packaging International, Inc.
7.875%, 10/01/18		500	518,750
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
4.786%, 11/15/14 (b)		525	493,500
8.875%, 2/01/18		223	229,690
Huntsman International LLC
5.50%, 6/30/16		400	387,000
8.625%, 3/15/21 (a)		241	255,460
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)		1,725	1,496,437
Kerling PLC
10.625%, 2/01/17 (a)	EUR	885	1,211,957
Lecta SA
5.05%, 2/15/14 (a)(b)		284	338,233
Lyondell Chemical Co.
11.00%, 5/01/18	U.S.$	715	795,437
MacDermid, Inc.
9.50%, 4/15/17 (a)		675	707,062

	Principal Amount (000)		U.S. $ Value
New Enterprise Stone & Lime Co.
11.00%, 9/01/18 (a)	U.S.$	950	$912,000
NewMarket Corp.
7.125%, 12/15/16		615	627,300
NewPage Corp.
10.00%, 5/01/12		397	225,298
11.375%, 12/31/14		750	678,750
Norske Skogindustrier ASA
6.125%, 10/15/15 (a)		661	444,523
Nova Chemicals Corp.
8.625%, 11/01/19		501	542,333
Novelis, Inc.
7.25%, 2/15/15		2,190	2,252,962
Omnova Solutions, Inc.
7.875%, 11/01/18 (a)		517	514,415
Peabody Energy Corp.
5.875%, 4/15/16		900	895,500
7.375%, 11/01/16		545	600,863
Polypore International, Inc.
7.50%, 11/15/17 (a)		380	384,750
Rain CII Carbon LLC and CII Carbon Corp.
8.00%, 12/01/18 (a)		501	500,374
Rhodia SA
3.735%, 10/15/13 (a)(b)	EUR	419	541,779
6.875%, 9/15/20 (a)	U.S.$	406	414,120
Solutia, Inc.
7.875%, 3/15/20		268	288,770
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (a)		1,438	1,587,192
Steel Dynamics, Inc.
7.75%, 4/15/16		2,230	2,352,650
TPC Group LLC
8.25%, 10/01/17 (a)		223	229,133
United States Steel Corp.
7.00%, 2/01/18		825	816,750
7.375%, 4/01/20		370	369,538
Vedanta Resources PLC
8.75%, 1/15/14 (a)		1,400	1,466,500
Verso Paper Holdings LLC / Verso Paper, Inc.
Series B
11.375%, 8/01/16		900	878,625
Weyerhaeuser Co.
7.375%, 3/15/32		2,485	2,458,865

			36,445,149

Capital Goods - 4.0%
Alliant Techsystems, Inc.
6.875%, 9/15/20		320	326,400
Ardagh Packaging Finance
7.375%, 10/15/17 (a)		320	328,800
BE Aerospace, Inc.
6.875%, 10/01/20		333	342,574
Berry Plastics Corp.
9.75%, 1/15/21 (a)		1,300	1,244,750

	Principal Amount (000)		U.S. $ Value
Bombardier, Inc.
7.50%, 3/15/18 (a)	U.S.$	624	$667,680
Building Materials Corp. of America
7.00%, 2/15/20 (a)		689	709,670
7.50%, 3/15/20 (a)		499	505,238
CNH America LLC
7.25%, 1/15/16		935	1,009,800
Grohe Holding GMBH
8.625%, 10/01/14 (a)	EUR	834	1,098,813
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	450	460,125
Masco Corp.
6.125%, 10/03/16		160	163,829
7.125%, 3/15/20		1,500	1,573,965
Mohawk Industries, Inc.
6.875%, 1/15/16		1,377	1,473,390
Nordenia Holdings GMBH
9.75%, 7/15/17 (a)	EUR	517	731,490
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/14	U.S.$	1,780	1,817,825
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)		1,180	1,218,350
Ply Gem Industries, Inc.
11.75%, 6/15/13		900	954,000
Pregis Corp.
5.985%, 4/15/13 (b)	EUR	500	623,064
RBS Global, Inc. / Rexnord LLC
11.75%, 8/01/16	U.S.$	365	385,075
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.125%, 4/15/19 (a)		712	724,460
7.75%, 10/15/16 (a)		118	123,015
9.00%, 4/15/19 (a)		638	649,165
RSC Equipment Rental, Inc. / RSC Holdings III LLC
10.25%, 11/15/19		500	553,125
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	1,000	1,333,747
Terex Corp.
8.00%, 11/15/17	U.S.$	536	528,630
United Rentals North America, Inc.
8.375%, 9/15/20		825	814,687

			20,361,667

Communications - Media - 7.7%
Allbritton Communications Co.
8.00%, 5/15/18		1,410	1,399,425
Cablevision Systems Corp.
8.00%, 4/15/20		1,750	1,876,875
CCH II LLC / CCH II Capital Corp.
13.50%, 11/30/16		1,000	1,176,250
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (a)		664	687,240
8.125%, 4/30/20 (a)		219	229,950
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	650	852,170

	Principal Amount (000)		U.S. $ Value
CET 21 spol sro
9.00%, 11/01/17 (a)	U.S.$	66	$86,742
Charter Communications Operating LLC / Charter Communications Operating Capital
8.00%, 4/30/12 (a)	U.S.$	800	836,000
Clear Channel Communications, Inc.
5.50%, 9/15/14		3,309	2,316,300
5.75%, 1/15/13		716	649,770
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17		175	186,550
Columbus International, Inc.
11.50%, 11/20/14 (a)		1,128	1,246,440
CSC Holdings LLC
6.75%, 4/15/12		73	75,829
7.625%, 7/15/18		535	583,150
7.875%, 2/15/18		640	711,200
Dex One Corp.
12.00%, 1/29/17 (c)		338	189,424
DISH DBS Corp.
6.625%, 10/01/14		970	1,005,162
7.125%, 2/01/16		650	667,875
Intelsat Corp.
9.25%, 6/15/16		1,650	1,736,625
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (a)		1,100	1,097,250
11.25%, 6/15/16		612	654,075
Intelsat Luxembourg SA
11.25%, 2/04/17		1,725	1,806,937
11.50%, 2/04/17 (c)		847	897,480
Lamar Media Corp.
6.625%, 8/15/15		1,440	1,465,200
Liberty Media LLC
5.70%, 5/15/13		545	559,988
LIN Television Corp.
6.50%, 5/15/13		725	723,187
Local TV Finance LLC
9.25%, 6/15/15 (a)(c)		500	455,000
New York Times Co. (The)
6.625%, 12/15/16 (a)		500	510,000
Nielsen Finance LLC / Nielsen Finance Co.
7.75%, 10/15/18 (a)		360	366,300
12.50%, 8/01/16 (d)		630	636,300
Quebecor Media, Inc.
7.75%, 3/15/16		2,455	2,528,650
Rainbow National Services LLC
8.75%, 9/01/12 (a)		1,224	1,228,590
10.375%, 9/01/14 (a)		473	491,329
Sinclair Television Group, Inc.
8.375%, 10/15/18 (a)		600	615,000
9.25%, 11/01/17 (a)		160	173,200
Truvo Subsidiary Corp.
8.375%, 12/01/14 (e)(f)		982	40,508
Umbrella Acquisition, Inc.
9.75%, 3/15/15 (a)(c)		2,109	2,229,965

	Principal Amount (000)		U.S. $ Value
Univision Communications, Inc.
12.00%, 7/01/14 (a)	U.S.$	650	$704,438
Virgin Media Secured Finance PLC
6.50%, 1/15/18		1,500	1,584,375
WMG Holdings Corp.
9.50%, 12/15/14		2,096	1,933,560
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		975	970,125
Ziggo Bond Co. BV
8.00%, 5/15/18(a)	EUR	800	1,033,248

			39,217,682

Communications - Telecommunications - 5.4%
Cincinnati Bell, Inc.
8.75%, 3/15/18	U.S.$	1,250	1,131,250
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		750	795,938
Cricket Communications, Inc.
7.75%, 5/15/16		800	818,000
7.75%, 10/15/20 (a)		260	239,850
Crown Castle International Corp.
7.125%, 11/01/19		1,000	1,082,500
Digicel Group Ltd.
10.50%, 4/15/18 (a)		1,083	1,191,300
Fairpoint Communications, Inc.
Series 1
13.125%, 4/02/18 (f)		1,966	152,372
Frontier Communications Corp.
6.25%, 1/15/13		851	904,187
9.00%, 8/15/31		545	570,888
Level 3 Financing, Inc.
8.75%, 2/15/17		1,685	1,541,775
9.25%, 11/01/14		1,200	1,158,000
MetroPCS Wireless, Inc.
7.875%, 9/01/18		1,950	2,020,687
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)		1,558	1,635,900
PAETEC Escrow Corp.
9.875%, 12/01/18 (a)		885	873,938
Qwest Communications International, Inc.
7.50%, 2/15/14		350	353,500
Sprint Capital Corp.
6.875%, 11/15/28		1,315	1,117,750
8.75%, 3/15/32		1,180	1,168,200
Sprint Nextel Corp.
6.00%, 12/01/16		1,000	937,500
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	350	454,318
tw telecom holdings, Inc
8.00%, 3/01/18	U.S.$	1,039	1,096,145
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 4/30/13 (a)		1,560	1,682,850
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		2,600	2,561,203

	Principal Amount (000)		U.S. $ Value
Windstream Corp.
7.875%, 11/01/17	U.S.$	675	$708,750
8.125%, 9/01/18		1,900	1,957,000
8.625%, 8/01/16		1,070	1,110,125

			27,263,926

Consumer Cyclical - Automotive - 3.4%
Affinia Group, Inc.
9.00%, 11/30/14		495	502,425
Allison Transmission, Inc.
11.00%, 11/01/15 (a)		560	606,200
ArvinMeritor, Inc.
8.125%, 9/15/15		500	511,250
Cooper-Standard Automotive, Inc.
8.50%, 5/01/18 (a)		625	666,406
Ford Motor Co.
7.45%, 7/16/31		1,000	1,075,000
Ford Motor Credit Co. LLC
3.039%, 1/13/12 (b)		2,785	2,785,000
7.00%, 10/01/13		2,734	2,879,698
8.00%, 12/15/16		2,665	2,927,894
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
8.00%, 1/15/18 (a)		750	740,625
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (g)		1,436	653,380
Lear Corp.
7.875%, 3/15/18		150	160,500
8.125%, 3/15/20		250	272,500
Navistar International Corp.
8.25%, 11/01/21		1,010	1,083,225
Tenneco, Inc.
8.625%, 11/15/14		1,475	1,515,563
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc.
10.625%, 9/01/17 (a)		779	836,451

			17,216,117

Consumer Cyclical - Entertainment - 0.6%
AMC Entertainment, Inc.
11.00%, 2/01/16		520	551,200
ClubCorp Club Operations, Inc.
10.00%, 12/01/18 (a)		775	732,375
Greektown Holdings LLC
10.75%, 12/01/13 (e)(f)		525	0
Pinnacle Entertainment, Inc.
7.50%, 6/15/15		600	591,750
8.75%, 5/15/20		625	624,219
Regal Entertainment Group
9.125%, 8/15/18		770	812,350

			3,311,894

Consumer Cyclical - Other - 6.0%
Beazer Homes USA, Inc.
12.00%, 10/15/17		425	486,625
Boyd Gaming Corp.
7.125%, 2/01/16		900	748,125

	Principal Amount (000)		U.S. $ Value
Broder Brothers Co.
12.00%, 10/15/13 (c)(e)	U.S.$	354	$308,382
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)		540	351,675
DR Horton, Inc.
6.50%, 4/15/16		1,180	1,196,225
Harrah’s Operating Co., Inc.
10.00%, 12/15/18		1,700	1,436,500
10.75%, 2/01/16		1,016	901,700
11.25%, 6/01/17		1,100	1,199,000
Host Hotels & Resorts LP
6.875%, 11/01/14		385	394,144
Series Q
6.75%, 6/01/16		935	958,375
Isle of Capri Casinos, Inc.
7.00%, 3/01/14		620	588,225
K Hovnanian Enterprises, Inc.
6.25%, 1/15/16		1,355	907,850
10.625%, 10/15/16		500	505,625
KB Home
6.375%, 8/15/11		125	127,031
Lennar Corp.
Series B
6.50%, 4/15/16		2,500	2,403,125
Levi Strauss & Co.
8.875%, 4/01/16		742	779,100
M/I Homes, Inc.
8.625%, 11/15/18 (a)		540	538,650
Marina District Finance Co., Inc.
9.875%, 8/15/18 (a)		95	90,963
MCE Finance Ltd.
10.25%, 5/15/18 (a)		460	519,800
MGM Mirage
6.625%, 7/15/15		1,222	1,057,030
7.625%, 1/15/17		2,060	1,815,375
8.375%, 2/01/11		524	526,620
NCL Corp. Ltd.
9.50%, 11/15/18 (a)		800	815,000
11.75%, 11/15/16		500	566,250
Quiksilver, Inc.
6.875%, 4/15/15		650	617,500
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		2,385	2,516,175
8.75%, 2/02/11		346	346,000
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)		94	92,195
7.75%, 10/01/17 (a)		531	545,934
Standard Pacific Corp.
10.75%, 9/15/16		555	632,700
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13		2,065	2,204,388
7.875%, 5/01/12		539	576,730
Station Casinos, Inc.
6.625%, 3/15/18 (f)		3,610	1,444
William Lyon Homes, Inc.
10.75%, 4/01/13		847	728,420

	Principal Amount (000)		U.S. $ Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	U.S.$	2,650	$2,795,750

			30,278,631

Consumer Cyclical - Restaurants - 0.4%
Blue Acquisition Sub, Inc.
9.875%, 10/15/18 (a)		640	670,400
CKE Restaurants, Inc.
11.375%, 7/15/18 (a)		475	505,875
Dunkin Finance Corp.
9.625%, 12/01/18 (a)		505	508,156
Sbarro, Inc.
10.375%, 2/01/15		375	180,000

			1,864,431

Consumer Cyclical - Retailers - 3.3%
Asbury Automotive Group, Inc.
7.625%, 3/15/17		77	75,653
8.375%, 11/15/20 (a)		357	360,570
AutoNation, Inc.
6.75%, 4/15/18		120	122,100
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14		1,195	1,200,975
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14		700	719,250
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, 12/15/13		1,006	1,019,078
Dollar General Corp.
10.625%, 7/15/15		425	465,375
Giraffe Acquisition Corp.
9.125%, 12/01/18 (a)		1,100	1,108,250
JC Penney Corp., Inc.
7.40%, 4/01/37		525	492,188
Limited Brands, Inc.
5.25%, 11/01/14		328	341,120
6.90%, 7/15/17		1,645	1,756,037
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14		960	1,026,000
5.90%, 12/01/16		1,495	1,607,125
Michaels Stores, Inc.
7.75%, 11/01/18 (a)		500	486,250
11.375%, 11/01/16		565	610,906
MU Finance PLC
8.375%, 2/01/17 (a)		750	755,625
Neiman Marcus Group, Inc. (The)
9.00%, 10/15/15 (c)		619	643,875
Rite Aid Corp.
6.875%, 8/15/13		1,080	993,600
8.00%, 8/15/20 (a)		1,000	1,030,000
9.50%, 6/15/17		445	369,350
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)		805	840,219

	Principal Amount (000)		U.S. $ Value
Toys R US, Inc.
7.375%, 10/15/18	U.S.$	900	$866,250

			16,889,796

Consumer Non-Cyclical - 5.9%
ACCO Brands Corp.
7.625%, 8/15/15		1,000	987,500
10.625%, 3/15/15		760	845,500
Alere, Inc.
8.625%, 10/01/18 (a)		800	812,000
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (a)		720	736,200
ARAMARK Corp.
8.50%, 2/01/15		1,710	1,769,850
Bausch & Lomb, Inc.
9.875%, 11/01/15		390	407,063
Biomet, Inc.
11.625%, 10/15/17		520	573,300
BioScrip, Inc.
10.25%, 10/01/15		500	511,875
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (c)		1,320	1,333,539
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		891	932,209
Dean Foods Co.
7.00%, 6/01/16		791	725,743
Del Monte Corp.
6.75%, 2/15/15		395	405,369
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/14		520	566,800
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		500	520,000
Elan Finance PLC / Elan Finance Corp.
8.75%, 10/15/16 (a)		500	500,000
Gentiva Health Services, Inc.
11.50%, 9/01/18 (a)		425	465,906
HCA Holdings, Inc.
7.75%, 5/15/21 (a)		1,600	1,574,000
HCA, Inc.
6.375%, 1/15/15		3,348	3,289,410
6.50%, 2/15/16		1,520	1,493,400
9.625%, 11/15/16 (c)		2,803	2,995,706
Healthsouth Corp.
10.75%, 6/15/16		480	522,000
IASIS Healthcare LLC / IASIS Capital Corp.
8.75%, 6/15/14		424	429,300
Jarden Corp.
7.50%, 1/15/20		600	625,500
Mylan, Inc.
7.625%, 7/15/17 (a)		125	132,500
7.875%, 7/15/20 (a)		750	799,687
NBTY, Inc.
9.00%, 10/01/18 (a)		250	262,500
New Albertsons, Inc.
7.45%, 8/01/29		1,220	942,450

	Principal Amount (000)		U.S. $ Value
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	575	$761,307
R&R Ice Cream
8.375%, 11/15/17 (a)		600	786,619
Select Medical Corp.
7.625%, 2/01/15	U.S.$	1,015	1,009,925
Stater Bros Holdings, Inc.
7.375%, 11/15/18 (a)		220	218,900
Sun Healthcare Group, Inc.
9.125%, 4/15/15		750	802,500
Universal Hospital Services, Inc.
3.834%, 6/01/15 (b)		895	812,212
Visant Corp.
10.00%, 10/01/17 (a)		550	567,875

			30,118,645

Energy - 5.6%
Antero Resources Finance Corp.
9.375%, 12/01/17		495	509,850
ATP Oil & Gas Corp.
11.875%, 5/01/15 (a)		635	569,913
Bluewater Holding BV
3.289%, 7/17/14 (a)(b)		600	429,000
Calfrac Holdings LP
7.50%, 12/01/20 (a)		289	287,555
Chaparral Energy, Inc.
8.875%, 2/01/17		900	882,000
Chesapeake Energy Corp.
6.50%, 8/15/17		2,350	2,367,625
6.625%, 8/15/20		500	503,750
Cie Generale de Geophysique-Veritas
7.50%, 5/15/15		1,285	1,317,125
7.75%, 5/15/17		195	204,750
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		891	1,020,195
Complete Production Services, Inc.
8.00%, 12/15/16		1,325	1,358,125
Continental Resources, Inc.
7.125%, 4/01/21 (a)		150	157,500
Denbury Resources, Inc.
8.25%, 2/15/20		95	103,550
Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13		1,010	1,047,875
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		114	110,865
Forest Oil Corp.
7.25%, 6/15/19		1,915	1,953,300
Golden Close Maritime Corp.
11.00%, 12/09/15 (h)		200	200,206
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)		604	480,180
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)		1,425	1,464,187
Mariner Energy, Inc.
11.75%, 6/30/16		361	449,445

	Principal Amount (000)		U.S. $ Value
Newfield Exploration Co.
7.125%, 5/15/18	U.S.$	1,135	$1,191,750
Offshore Group Investments Ltd.
11.50%, 8/01/15 (a)		1,100	1,160,500
OPTI Canada, Inc.
8.25%, 12/15/14		1,588	1,103,660
Parker Drilling Co.
9.125%, 4/01/18		520	538,200
Petrohawk Energy Corp.
7.25%, 8/15/18		800	798,000
PHI, Inc.
8.625%, 10/15/18 (a)		400	403,000
Pioneer Natural Resources Co.
5.875%, 7/15/16		995	1,026,651
Plains Exploration & Production Co.
7.00%, 3/15/17		847	857,588
7.75%, 6/15/15		1,089	1,129,837
Range Resources Corp.
7.50%, 5/15/16		940	972,900
SandRidge Energy, Inc.
8.75%, 1/15/20		775	782,750
Southwestern Energy Co.
7.50%, 2/01/18		1,025	1,155,687
Tesoro Corp.
6.25%, 11/01/12		680	705,500
6.50%, 6/01/17		1,460	1,445,400

			28,688,419

Other Industrial - 1.3%
Brightstar Corp.
9.50%, 12/01/16 (a)		650	654,875
Exova Ltd.
10.50%, 10/15/18 (a)	GBP	500	785,891
Interline Brands, Inc.
7.00%, 11/15/18 (a)	U.S.$	704	706,640
KUKA AG
8.75%, 11/15/17 (a)	EUR	211	277,997
Liberty Tire Recycling
11.00%, 10/01/16 (a)	U.S.$	1,100	1,144,000
Mueller Water Products, Inc.
8.75%, 9/01/20		322	353,395
Neenah Foundry Co.
15.00%, 7/29/15 (g)		300	286,499
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	439	699,094
Sensus USA, Inc.
8.625%, 12/15/13	U.S.$	655	664,825
Yioula Glassworks SA
9.00%, 12/01/15 (e)	EUR	900	864,513

			6,437,729

Services - 1.7%
Mobile Mini, Inc.
7.875%, 12/01/20 (a)	U.S.$	309	316,339
Realogy Corp.
10.50%, 4/15/14		895	771,938

	Principal Amount (000)		U.S. $ Value
12.375%, 4/15/15	U.S.$	1,605	$1,304,062
Service Corp. International/US
6.75%, 4/01/16		2,000	2,047,500
ServiceMaster Co. (The)
10.75%, 7/15/15 (a)(c)		835	895,537
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.
10.75%, 8/01/16		940	1,019,900
Travelport LLC
9.875%, 9/01/14		635	628,650
West Corp.
7.875%, 1/15/19 (a)		1,750	1,728,125
8.625%, 10/01/18 (a)		133	138,320

			8,850,371

Technology - 2.7%
Advanced Micro Devices, Inc.
7.75%, 8/01/20 (a)		121	124,025
8.125%, 12/15/17		202	213,110
Alcatel-Lucent USA, Inc.
6.45%, 3/15/29		1,260	1,020,600
Amkor Technology, Inc.
9.25%, 6/01/16		260	275,925
Ceridian Corp.
11.25%, 11/15/15		450	433,125
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		680	695,300
First Data Corp.
9.875%, 9/24/15		831	706,350
11.25%, 3/31/16		1,100	847,000
Freescale Semiconductor, Inc.
8.875%, 12/15/14		1,380	1,400,700
10.125%, 12/15/16		1,200	1,137,000
Interactive Data Corp.
10.25%, 8/01/18 (a)		500	540,000
Iron Mountain, Inc.
6.625%, 1/01/16		1,360	1,363,400
7.75%, 1/15/15		241	242,205
NXP BV / NXP Funding LLC
3.039%, 10/15/13 (b)		1,000	945,000
9.50%, 10/15/15		920	943,000
Sanmina-SCI Corp.
8.125%, 3/01/16		500	501,250
Seagate Technology HDD Holdings
6.375%, 10/01/11		503	510,545
Serena Software, Inc.
10.375%, 3/15/16		875	896,875
SunGard Data Systems, Inc.
7.625%, 11/15/20 (a)		800	800,000

			13,595,410

Transportation - Airlines - 0.8%
AMR Corp.
9.00%, 8/01/12		1,570	1,605,325
Continental Airlines, Inc.
8.75%, 12/01/11		1,330	1,381,538
Series 2003-ERJ1

	Principal Amount (000)		U.S. $ Value
7.875%, 7/02/18	U.S.$	458	$459,434
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)		391	424,235

			3,870,532

Transportation - Railroads - 0.1%
Kansas City Southern Railway
13.00%, 12/15/13		311	373,200

Transportation - Services - 0.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
7.75%, 5/15/16		1,660	1,660,000
Hapag-Lloyd AG
9.75%, 10/15/17 (a)		500	525,000
Hertz Corp. (The)
8.875%, 1/01/14		1,145	1,163,606

			3,348,606

			288,132,205

Financial Institutions - 8.8%
Banking - 1.7%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	980	839,566
HBOS Capital Funding LP
6.071%, 6/30/14 (a)	U.S.$	1,325	1,156,063
HT1 Funding GMBH
6.352%, 6/30/17	EUR	825	663,953
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	1,750	1,557,500
Royal Bank of Scotland Group PLC
6.99%, 10/05/17 (a)(f)		2,715	2,117,700
Swedbank AB
5.75%, 3/17/16	GBP	850	1,176,697
UT2 Funding PLC
5.321%, 6/30/16	EUR	634	600,764
Zions Bancorporation
6.00%, 9/15/15	U.S.$	220	214,500

			8,326,743

Brokerage - 0.6%
E*Trade Financial Corp.
7.375%, 9/15/13		995	985,050
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (f)		5,500	1,216,875
Nuveen Investments, Inc.
10.50%, 11/15/15		900	896,625

			3,098,550

Finance - 4.1%
Ally Financial, Inc.
6.75%, 12/01/14		760	772,162
6.875%, 9/15/11		1,935	1,980,956
8.00%, 11/01/31		1,332	1,378,620
Series 8
6.75%, 12/01/14		1,657	1,694,283

	Principal Amount (000)		U.S. $ Value
American General Finance Corp.
6.90%, 12/15/17	U.S.$	1,930	$1,529,525
Capmark Financial Group, Inc.
5.875%, 5/10/12 (f)		3,666	1,347,310
CIT Group, Inc.
7.00%, 5/01/13-5/01/17		6,302	6,194,030
International Lease Finance Corp.
6.375%, 3/25/13		1,715	1,723,575
iStar Financial, Inc.
10.00%, 6/15/14		350	351,750
Series B
5.125%, 4/01/11		850	820,250
5.70%, 3/01/14		1,100	926,750
Residential Capital LLC
9.625%, 5/15/15		2,195	2,151,100

			20,870,311

Insurance - 1.9%
AGFC Capital Trust I
6.00%, 1/15/67 (a)		2,245	1,111,275
American International Group, Inc.
6.25%, 3/15/37		1,961	1,671,752
8.175%, 5/15/58		725	739,500
Genworth Financial, Inc.
6.15%, 11/15/66		1,445	1,101,813
ING Capital Funding TR III
8.439%, 12/31/10		1,294	1,177,540
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		995	985,050
MBIA Insurance Corp.
14.00%, 1/15/33 (a)		2,385	1,192,500
XL Capital Ltd.
Series E
6.50%, 4/15/17		2,100	1,790,250

			9,769,680

Other Finance - 0.2%
FTI Consulting, Inc.
6.75%, 10/01/20 (a)		500	505,000
iPayment, Inc.
9.75%, 5/15/14		675	624,375

			1,129,375

REITS - 0.3%
Developers Diversified Realty Corp.
7.875%, 9/01/20		1,000	1,145,949
Sabra Health Care LP/Sabra Capital Corp.
8.125%, 11/01/18 (a)		174	175,740

			1,321,689

			44,516,348

Utility - 6.2%
Electric - 4.9%
AES Corp. (The)
7.75%, 3/01/14		1,430	1,515,800
8.00%, 10/15/17		1,240	1,289,600

	Principal Amount (000)		U.S. $ Value
Calpine Corp.
7.25%, 10/15/17 (a)	U.S.$	2,250	$2,238,750
CMS Energy Corp.
6.25%, 2/01/20		1,000	1,053,686
Dynegy Holdings, Inc.
7.75%, 6/01/19		2,360	1,539,900
8.375%, 5/01/16		980	715,400
Dynegy Roseton / Danskammer Pass Through Trust
Series B
7.67%, 11/08/16		1,222	1,142,570
Edison Mission Energy
7.00%, 5/15/17		3,455	2,712,175
7.50%, 6/15/13		360	347,400
7.75%, 6/15/16		295	252,225
Energy Future Holdings Corp.
10.00%, 1/15/20 (a)		448	458,373
10.875%, 11/01/17		304	218,880
Series P
5.55%, 11/15/14		957	588,555
Series Q
6.50%, 11/15/24		3,106	1,169,372
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/20		792	812,318
GenOn Escrow Corp.
9.50%, 10/15/18 (a)		650	617,500
Homer City Funding LLC
8.734%, 10/01/26		140	128,219
Mirant Americas Generation LLC
8.50%, 10/01/21		725	701,438
NRG Energy, Inc.
7.25%, 2/01/14		420	428,400
7.375%, 2/01/16-1/15/17		2,955	2,979,200
8.25%, 9/01/20 (a)		975	977,437
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		800	782,000
RRI Energy, Inc.
7.625%, 6/15/14		765	765,000
7.875%, 6/15/17		840	764,400
Texas Competitive Electric Holdings Co. LLC
Series A
10.25%, 11/01/15		1,401	833,595

			25,032,193

Natural Gas - 1.3%
El Paso Corp.
Series G
7.375%, 12/15/12		745	794,205
7.75%, 1/15/32		855	890,914
El Paso Pipeline Partners Operating Co. LLC
6.50%, 4/01/20		1,050	1,126,112
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,620	1,721,250

	Principal Amount (000)		U.S. $ Value
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16	U.S.$	1,765	$1,804,713

			6,337,194

			31,369,387

Credit Default Index Holdings - 4.1%
DJ CDX.NA.HY-100 - 4.1%
CDX North America High Yield
Series 5-T2
7.25%, 12/29/10 (a)		3,881	3,900,382
Series 8-T1
7.625%, 6/29/12 (a)		15,660	16,873,650

			20,774,032

Non Corporate Sectors - 0.2%
Foreign Local Government - Municipal - 0.2%
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	525	833,840

Total Corporates - Non-Investment Grades (cost $361,761,057)			385,625,812

CORPORATES - INVESTMENT GRADES - 10.3%
Financial Institutions - 5.2%
Banking - 3.2%
American Express Co.
6.80%, 9/01/66	U.S.$	900	889,875
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,400	1,029,000
Barclays Bank PLC
4.75%, 3/15/20	EUR	520	431,991
5.926%, 12/15/16 (a)	U.S.$	1,300	1,170,000
BBVA International Preferred SA Unipersonal
Series E
8.50%, 10/21/14	EUR	750	895,655
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	U.S.$	435	465,509
Capital One Financial Corp.
6.75%, 9/15/17		663	777,008
Citigroup, Inc.
5.50%, 4/11/13		400	428,758
Countrywide Financial Corp.
6.25%, 5/15/16		1,221	1,272,264
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11		56	56,575
Credit Agricole SA
6.637%, 5/31/17 (a)		1,100	957,000
Itau Unibanco Holding SA
10.50%, 11/23/15 (a)	BRL	900	530,304
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	U.S.$	365	367,765
National Capital Trust II
5.486%, 3/23/15 (a)		647	631,836
Societe Generale
6.999%, 12/19/17	EUR	700	842,759

	Principal Amount (000)		U.S. $ Value
UBS AG
4.28%, 4/15/15	U.S.$	820	$851,521
Unicredito Italiano Capital Trust III
4.028%, 10/27/15		1,300	1,240,287
Wachovia Bank NA
6.75%, 5/25/17	AUD	2,050	1,736,952
Zions Bancorporation
7.75%, 9/23/14	U.S.$	1,480	1,560,959

			16,136,018

Finance - 0.2%
SLM Corp.
5.125%, 8/27/12		255	259,011
8.00%, 3/25/20		525	527,625
Series A
5.00%, 10/01/13		400	397,000

			1,183,636

Insurance - 1.4%
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		952	756,840
Coventry Health Care, Inc.
5.875%, 1/15/12		683	708,728
5.95%, 3/15/17		60	60,661
6.125%, 1/15/15		30	31,627
6.30%, 8/15/14		185	195,518
Crum & Forster Holdings Corp.
7.75%, 5/01/17		760	795,150
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		450	471,706
Metlife Capital Trust IV
7.875%, 12/15/37 (a)		750	800,625
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		1,075	1,246,887
Suncorp Metway Insurance Ltd.
Series 1
6.75%, 9/23/24	AUD	1,000	836,624
XL Capital Finance Europe PLC
6.50%, 1/15/12	U.S.$	1,000	1,036,238

			6,940,604

REITS - 0.4%
Entertainment Properties Trust
7.75%, 7/15/20 (a)		842	883,048
ProLogis
6.875%, 3/15/20		900	984,514

			1,867,562

			26,127,820

Industrial - 4.3%
Basic - 0.5%
Commercial Metals Co.
6.50%, 7/15/17		500	510,972
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		485	541,745

	Principal Amount (000)		U.S. $ Value
Mosaic Co. (The)
7.625%, 12/01/16 (a)	U.S.$	875	$945,736
Teck Resources Ltd.
9.75%, 5/15/14		465	574,142

			2,572,595

Capital Goods - 0.3%
Owens Corning
7.00%, 12/01/36		1,055	1,087,110
Tyco International Finance SA
8.50%, 1/15/19		375	491,103

			1,578,213

Communications - Media - 0.2%
DirecTV Holdings LLC / DirecTV
Financing Co., Inc.
6.375%, 6/15/15		811	839,385

Communications - Telecommunications - 0.6%
Alltel Corp.
7.875%, 7/01/32		450	585,114
American Tower Corp.
7.00%, 10/15/17		310	359,600
Qwest Corp.
6.875%, 9/15/33		2,240	2,206,400

			3,151,114

Consumer Cyclical - Automotive - 0.2%
Volvo Treasury AB
5.95%, 4/01/15 (a)		750	830,366

Consumer Cyclical - Other - 0.3%
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,443	1,458,377

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.302%, 6/01/37		575	545,531

Consumer Non-Cyclical - 0.3%
Reynolds American, Inc.
7.25%, 6/01/12-6/01/13		745	824,193
Ventas Realty LP / Ventas Capital Corp.
6.75%, 4/01/17		832	895,367

			1,719,560

Energy – 1.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16		1,435	1,531,241
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15		856	884,329
TNK-BP Finance SA
7.25%, 2/02/20 (a)		204	219,810
7.50%, 7/18/16 (a)		520	575,900
7.875%, 3/13/18 (a)		680	754,800
Transocean, Inc.
6.80%, 3/15/38		844	851,854

	Principal Amount (000)		U.S. $ Value
Williams Cos., Inc. (The)
7.875%, 9/01/21	U.S.$	470	$568,335

			5,386,269

Other Industrial - 0.1%
Noble Group Ltd.
6.625%, 3/17/15 (a)		650	669,500

Services - 0.2%
Expedia, Inc.
8.50%, 7/01/16		1,070	1,174,325

Technology - 0.2%
Motorola, Inc.
7.50%, 5/15/25		970	1,121,010

Transportation - Services - 0.2%
Aviation Capital Group
7.125%, 10/15/20 (a)		920	943,907

			21,990,152

Utility – 0.8%
Electric – 0.7%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)		380	410,173
KCP&L Greater Missouri Operations Co.
11.875%, 7/01/12		596	681,275
Oncor Electric Delivery Co. LLC
5.95%, 9/01/13		490	547,655
6.80%, 9/01/18		640	772,730
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16		440	509,185
Teco Finance, Inc.
7.00%, 5/01/12		332	361,745

			3,282,763

Natural Gas – 0.1%
Tennessee Gas Pipeline Co.
7.00%, 10/15/28		570	612,109

			3,894,872

Total Corporates - Investment Grades (cost $45,902,980)			52,012,844

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.6%
Non-Agency Fixed Rate CMBS – 2.6%
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class AJ
5.396%, 7/15/44		1,170	1,110,547
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/40		1,000	948,911
Credit Suisse Mortgage Capital
Certificates
Series 2006-C3, Class A3
5.825%, 6/15/38		2,375	2,590,452

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A4
5.716%, 2/15/51	U.S.$	1,100	$1,152,002
Series 2007-CB18, Class A4
5.44%, 6/12/47		1,875	1,970,247
Series 2007-LD11, Class A4
5.817%, 6/15/49		2,000	2,103,825
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, 11/15/38		1,875	1,982,327
Morgan Stanley Capital I
Series 2005-HQ6, Class AJ
5.073%, 8/13/42		1,125	1,073,795

Total Commercial Mortgage-Backed Securities (cost $11,397,487)			12,932,106

BANK LOANS - 2.0%
Industrial - 1.7%
Capital Goods - 0.2%
Hawker Beechcraft Acquisition Company LLC
10.50%, 3/26/14 (b)		1,238	1,221,153

Communications - Telecommunications - 0.2%
Lightsquared LP
12.00%, 10/01/14 (b)		1,300	1,198,730

Consumer Cyclical - Entertainment - 0.4%
ClubCorp Club Operations Inc.
11/23/16 (i)		550	552,062
Las Vegas Sands, LLC
3.03%, 11/23/16 (b)		1,591	1,492,320

			2,044,382

Consumer Cyclical - Restaurants - 0.0%
Dunkin’ Brands, Inc.
11/15/17(i)		130	131,260

Energy - 0.5%
Ashmore Energy International
3.29%, 3/30/12 - 3/30/14 (b)		2,297	2,249,128

Other Industrial - 0.2%
Metaldyne LLC
7.75%, 10/22/16 (b)		775	780,332

Services - 0.2%
Koosharem LLC
10.25%, 6/30/14 (b)		1,405	975,984

			8,600,969

Financial Institutions - 0.3%
Finance - 0.3%
AGFS Funding Company
7.25%, 4/21/15 (b)		875	881,379
CIT Group, Inc.
6.25%, 8/11/15 (b)		821	834,170

	Principal Amount (000)		U.S. $ Value
			1,715,549

Total Bank Loans (cost $9,934,253)			10,316,518

EMERGING MARKETS - CORPORATE BONDS - 1.1%
Financial Institutions - 0.1%
Banking - 0.1%
Banco Cruzeiro do Sul SA
8.875%, 9/22/20 (a)	U.S.$	390	$382,200

Industrial - 1.0%
Consumer Cyclical - Retailers - 0.2%
Edcon Holdings Proprietary Ltd.
6.379%, 6/15/15 (a)(b)	EUR	1,200	1,238,340

Consumer Non-Cyclical - 0.5%
CEDC Finance Corp. International, Inc.
9.125%, 12/01/16 (a)	U.S.$	1,000	1,050,000
Foodcorp Ltd.
8.875%, 6/15/12 (a)	EUR	378	490,663
JBS Finance II Ltd.
8.25%, 1/29/18 (a)	U.S.$	1,000	1,000,000

			2,540,663

Other Industrial – 0.3%
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	689	750,909
Savcio Holdings Pty Ltd.
8.00%, 2/15/13 (a)		450	566,599

			1,317,508

			5,096,511

Total Emerging Markets - Corporate Bonds (cost $4,824,442)			5,478,711

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Kazakhstan - 0.3%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)	U.S.$	400	432,000
9.125%, 7/02/18 (a)		950	1,092,120

			1,524,120

Russia - 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)		1,455	1,447,725

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)		750	911,250

Venezuela - 0.2%
Petroleos de Venezuela SA
5.25%, 4/12/17		2,250	1,206,000

	Principal Amount (000)		U.S. $ Value
Total Quasi-Sovereigns (cost $4,160,348)			5,089,095

ASSET-BACKED SECURITIES - 0.9%
Home Equity Loans - Fixed Rate - 0.5%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35	U.S.$	737	$521,741
Series 2006-15, Class A3
5.689%, 10/25/46		1,525	1,098,195
LXS 2007-6
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,564	1,047,857

			2,667,793

Home Equity Loans - Floating Rate - 0.4%
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
4.894%, 2/25/37 (b)		1,750	1,074,032
GSAA Home Equity Trust
Series 2006-6, Class AF5
5.568%, 3/25/36 (b)		1,604	866,576

			1,940,608

Total Asset-Backed Securities (cost $4,552,068)			4,608,401

GOVERNMENTS - TREASURIES - 0.8%
Brazil - 0.4%
Brazilian Government International Bond
12.50%, 1/05/16	BRL	2,950	1,965,692

Greece - 0.4%
Hellenic Republic Government Bond
Series 30YR
4.60%, 9/20/40	EUR	3,300	2,261,338

Total Governments - Treasuries (cost $4,010,082)			4,227,030

	Shares
PREFERRED STOCKS - 0.8%
Financial Institutions - 0.8%
Banking - 0.1%
Zions BanCorp.
9.50%		26,600	662,340

Finance - 0.5%
Ally Financial, Inc.
7.00% (a)		1,687	1,506,175
Citigroup Capital XII
8.50%		29,000	769,921
Citigroup Capital XIII
7.875% (j)		5,000	131,750

			2,407,846

Company	Shares		U.S. $ Value
REITS - 0.2%
Sovereign Real Estate Investment Trust
12.00% (a)		624	$711,360

			3,781,546

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%		36,525	19,723
Federal National Mortgage Association
8.25%		54,625	28,132

			47,855

Total Preferred Stocks (cost $4,829,365)			3,829,401

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.7%
Argentina - 0.4%
Argentina Bonos
7.00%, 10/03/15	U.S.$	2,100	1,877,050

Ukraine - 0.3%
Ukraine Government International Bond
6.75%, 11/14/17 (a)		930	884,662
6.875%, 3/04/11 (a)		700	700,875

			1,585,537

Total Emerging Markets - Sovereigns (cost $2,607,308)			3,462,587

CMOs - 0.4%
Non-Agency Floating Rate - 0.4%
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.842%, 8/25/47 (b)		1,454	858,991
Washington Mutual Alternative Mortgage
Pass-Through Certificates
Series 2007-OA4, Class A1A
1.102%, 4/25/47 (b)		2,105	1,135,062

Total CMOs (cost $1,995,611)			1,994,053

EMERGING MARKETS - TREASURIES - 0.3%
Turkey - 0.3%
Turkey Government Bond
11.00%, 8/06/14
(cost $1,656,817)	TRY	2,450	1,770,829

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
California State
7.95%, 3/01/36	U.S.$	700	722,736
7.60%, 11/01/40 (h)		325	336,030

	Principal Amount (000)		U.S. $ Value
Total Local Governments - Municipal Bonds (cost $1,031,131)			1,058,766

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Kazakhstan - 0.2%
Kazatomprom 6.25%, 5/20/15 (a) (cost $866,631)	U.S.$	875	$928,287

	Shares
COMMON STOCKS - 0.0%
Broder Brothers Co.		28,873	0
Greektown Superholdings, Inc. (e)(k)		397	27,790
Neenah Enterprises, Inc. (g)(k)		58,199	174,597

Total Common Stocks (cost $322,756)			202,387

WARRANTS - 0.0%
Charter Communications, Inc., expiring 11/30/14(l) (cost $27,879)		13,939	69,695

	Contracts (m)
OPTION PURCHASED - CALL - 0.0%
IRS USD RTR Expiration: May `11, Exercise Price: $2.2 (l) (cost $40,500)		15,000,000	180

	Shares
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (n) (cost $3,944,643)		3,944,643	3,944,643

Total Investments - 98.2% (cost $463,865,358) (o)			497,551,345
Other assets less liabilities - 1.8%			9,255,939

Net Assets - 100.0%			$506,807,284

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at November 30, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 12/22/10	69	$66,316	$66,153	$(163)
Australian Dollar settling 12/22/10	34	32,717	32,269	(448)
British Pound settling 12/01/10	468	746,217	727,796	(18,421)

Euro settling 1/06/11	641	$901,680	$831,961	$(69,719)
Sale Contracts:
State Street Bank and Trust Co.:
British Pound settling 12/01/10	460	741,678	715,415	26,263
British Pound settling 12/01/10	753	1,191,545	1,171,851	19,694
British Pound settling 12/01/10	989	1,550,746	1,538,353	12,393
British Pound settling 12/01/10	287	454,347	446,414	7,933
British Pound settling 12/01/10	100	162,649	155,545	7,104
British Pound settling 12/01/10	106	166,522	165,146	1,376
British Pound settling 2/02/11	2,228	3,463,058	3,463,547	(489)
Euro settling 1/06/11	16,467	22,849,302	21,372,753	1,476,549
Euro settling 1/06/11	2,158	2,852,409	2,800,905	51,504
Euro settling 1/06/11	403	565,190	523,640	41,550

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at November 30, 2010	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs Bank: Hellenic Republic
5.90%, 10/22/22, 6/20/15*	0.00%	9.6515%	$4,250	$144,880	$—	$144,880
Morgan Stanley Capital Services Inc.: XL Capital LTD
5.25%, 9/15/14, 3/20/12*	(5.00)	1.0597	1,260	(77,038)	54,959	(131,997)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, the aggregate market value of these securities amounted to $148,782,914 or 29.4% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2010.
(c)	Pay-In-Kind Payments (PIK).
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of November 30, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Broder Brothers Co.
12.00%, 10/15/13	8/31/07	$576,720	$308,382	0.06%
Greektown Holdings LLC
10.75%, 12/01/13	7/19/10	34,674	0	0.00%
Greektown Superholdings, Inc.	7/19/10	38	27,790	0.00%
Truvo Subsidiary Corp.
8.375%, 12/01/14	6/01/05	963,715	40,508	0.01%
Yioula Glassworks SA
9.00%, 12/01/15	6/09/09	563,616	864,513	0.17%

(f)	Security is in default and is non-income producing.
(g)	Illiquid security.
(h)	When-Issued or delayed delivery security.

(i)	This position or a portion of this position represents an unsettled loan purchase. At November 30, 2010, the market value and unrealized gain of these unsettled loan purchases amounted to $683,322 and $9,472, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(j)	Variable rate coupon, rate shown as of November 30, 2010.
(k)	Fair valued.
(l)	Non-income producing security.
(m)	One contract relates to 100 shares.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of November 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $52,825,338 and gross unrealized depreciation of investments was $(19,139,351), resulting in net unrealized appreciation of $33,685,987.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of November 30, 2010, the fund’s total exposure to subprime investments was 0.56% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	Great British Pound
TRY	-	Turkish Lira

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Pooling Portfolios

High-Yield Portfolio

November 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of November 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grades	$—	$362,849,757	$22,776,055	$385,625,812
Corporates - Investment Grades	—	52,012,844	—	52,012,844
Commercial Mortgage-Backed Securities	—	7,695,028	5,237,078	12,932,106
Bank Loans	—	—	10,316,518	10,316,518
Emerging Markets - Corporate Bonds	—	5,478,711	—	5,478,711
Quasi-Sovereigns	—	5,089,095	—	5,089,095
Asset-Backed Securities	—	—	4,608,401	4,608,401
Governments - Treasuries	—	4,227,030	—	4,227,030
Preferred Stocks	1,611,866	2,217,535	—	3,829,401
Emerging Markets - Sovereigns	—	3,462,587	—	3,462,587
CMOs	—	—	1,994,053	1,994,053
Emerging Markets - Treasuries	—	1,770,829	—	1,770,829
Local Governments - Municipal Bonds	—	1,058,766	—	1,058,766
Governments - Sovereign Agencies	—	928,287	—	928,287
Common Stocks	—	—	202,387	202,387
Warrants	—	—	69,695	69,695
Option Purchased - Call	—	180	—	180
Short-Term Investments	3,944,643	—	—	3,944,643

Total Investments in Securities	5,556,509	446,790,649	45,204,187	497,551,345
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	1,644,366	—	1,644,366
Credit Default Swap Contracts	—	144,880	—	144,880
Liabilities
Forward Currency Exchange Contracts	—	(89,240)	—	(89,240)
Credit Default Swap Contracts	—	(131,997)	—	(131,997)

Total	$5,556,509	$448,358,658	$45,204,187	$499,119,354

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High-Yield Portfolio	Corporates - Non- Investment Grades	Commercial Mortgage-Backed Securities	Bank Loans
Balance as of 8/31/10	$23,810,754	$4,928,247	$7,581,550
Accrued discounts/premiums	30,588	31,670	72,765

Realized gain (loss)	10,283	—	7,258
Change in unrealized appreciation/depreciation	174,836	277,161	33,410
Net purchases (sales)	(389,827)	—	2,621,535
Transfers in to Level 3	1,531,250	—	—
Transfers out of Level 3	(2,391,829)		—

Balance as of 11/30/10	$22,776,055	$5,237,078	$10,316,518

Net change in unrealized appreciation/depreciationfrom Investments held as of 11/30/10	$81,564	$277,161	$33,410

	Asset - Backed Securities	CMOs	Common Stocks
Balance as of 8/31/10	$4,657,555	$3,200,554	$174,635
Accrued discounts/premiums	23,976	12,841	—
Realized gain (loss)	16,618	131,675	—
Change in unrealized appreciation/depreciation	(47,593)	(123,147)	27,752
Net purchases (sales)	(42,155)	(1,227,870)	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 11/30/10	$4,608,401	$1,994,053	$202,387

Net change in unrealized appreciation/depreciationfrom Investments held as of 11/30/10	$(47,593)	$(34,931)	$27,752

	Warrants	Total
Balance as of 8/31/10	$161,168	$44,514,463
Accrued discounts/premiums	—	171,840
Realized gain (loss)	40,699	206,533
Change in unrealized appreciation/depreciation	(73,302)	269,117
Net purchases (sales)	(58,870)	902,813
Transfers in to Level 3	—	1,531,250
Transfers out of Level 3	—	(2,391,829)

Balance as of 11/30/10	$69,695	$45,204,187

Net change in unrealized appreciation/depreciationfrom Investments held as of 11/30/10	$(73,302)	$264,061

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 21, 2011

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